UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22538
Advisers Investment Trust
(Exact name of registrant as specified in charter)

50 S. LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices) (Zip code)
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
866-638-5859
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
Item 1. Reports to Stockholders.
(a) The Reports to Shareholders are included herewith.
State Farm Growth Fund
Ticker | STFGX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the State Farm Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Growth Fund	$14	0.12%
What impacted Fund performance over the reporting period?
The Fund invests under normal circumstances at least 80% of its assets in equity securities. Equity securities include common stocks and other income-producing equity securities. Securities are selected based on their long-term potential to generate capital gains, but we may also consider a stock’s long-term potential to generate income.
For the 12-month period ended September 30, 2024, the Growth Fund underperformed the S&P 500 Index. During that timeframe, the Growth Fund’s bias toward higher quality stocks led to underperformance as much of the market’s momentum was temporarily propelled by a relatively small number of mega-cap names.
The following table outlines key factors that affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Companies with strong fundamentals (High Quality)	Negative	Companies with strong fundamentals, as measured by their management efficiency, profitability and cash flow, underperformed those with weaker fundamentals, detracting from performance.
Companies that are less volatile (Low Volatility)	Neutral	The portfolio bias towards lower volatility tended to be neutral to overall performance.
Dividend paying companies	Neutral/ Slightly Positive	Companies that pay dividends tended to outperform companies that do not pay dividends, adding slightly to performance.
Sectors	Negative	The fund’s bias towards sectors like Materials and Health Care detracted from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
State Farm Growth Fund	32.07%	15.01%	11.52%
Benchmark: S&P 500 Index	36.35%	15.98%	13.38%
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS
Fund net assets	$8,098,732,236
Total number of portfolio holdings	249
Total fees paid to Adviser	4,864,051
Portfolio turnover rate	18%
Industry Sector as a % of Net Assets
Information Technology	28.34%
Health Care	16.82%
Consumer Staples	10.81%
Materials	9.98%
Industrials	9.79%
Communication Services	8.77%
Financials	5.06%
Consumer Discretionary	4.70%
Energy	2.54%
Other less than 2%	3.21%
Where can I find more information?
At https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

State Farm Balanced Fund
Ticker | STFBX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the State Farm Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Balanced Fund	$16	0.14%
What impacted Fund performance over the reporting period?
Under normal market conditions, the Fund invests approximately 65% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Sub-Adviser believes this allocation is appropriate for investors seeking the Fund’s balanced approach to equity and fixed income exposures.
The Balanced Fund’s 12-month underperformance was driven primarily by the equity portion of the Fund due to its bias toward higher quality stocks and an underweight to lower quality stocks. Much of the market’s momentum during the period was propelled by a relatively small number of mega-cap tech and tech adjacent names.
The following table outlines key factors that affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Companies with strong fundamentals (High Quality)	Negative	Companies with strong fundamentals, as measured by their management efficiency, profitability and cash flow, underperformed those with weaker fundamentals, detracting from performance.
Companies that are less volatile (Low Volatility)	Neutral	The portfolio bias towards lower volatility tended to be neutral to overall performance.
Dividend paying companies	Neutral/ Slightly Positive	Companies that pay dividends tended to outperform companies that do not pay dividends, adding slightly to performance.
Sectors	Negative	The fund’s bias towards certain sectors like Materials and Health Care and away from others like Information Technology detracted from performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
State Farm Balanced Fund	24.37%	11.03%	8.65%
Benchmark: S&P 500 Index	36.35%	15.98%	13.38%
Benchmark: Bloomberg Intermediate U.S. Government/Credit Index	9.45%	1.26%	1.96%
Benchmark: Blended Benchmark*	26.43%	10.95%	9.52%
*	The Northern Trust Company computes the Blended Benchmark using 65% S&P 500 Index and 35% Bloomberg Intermediate U.S. Gov/Credit Index (rebalanced on a monthly basis).
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS
Fund net assets	$2,520,613,414
Total number of portfolio holdings	1,607
Total fees paid to Adviser	1,748,059
Portfolio turnover rate	19%
Stocks/Bonds Allocation	72% / 28%
Industry Sector as a % of Net Assets
Information Technology	18.26%
Health Care	12.84%
Industrials	8.61%
Materials	8.60%
Communication Services	7.21%
Consumer Staples	6.83%
Financials	3.49%
Consumer Discretionary	2.22%
Energy	2.13%
U.S. Treasury Obligations	17.50%
Corporate Bonds	8.15%
Other	4.16%
Where can I find more information?
At https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

State Farm Interim Fund
Ticker | SFITX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the State Farm Interim Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Interim Fund	$17	0.16%
What impacted Fund performance over the reporting period?
Under normal circumstances, the Fund will invest substantially all its net assets in a representative sample of the U.S. Treasury obligations included in the Bloomberg 1-5 Year U.S. Treasury Index (the “Index”). The Index is an unmanaged index that includes a range of U.S. Treasury obligations and is considered representative of short to intermediate term U.S. Treasury bond performance overall.
For the 12-month period ended September 30, 2024, the State Farm Interim Fund experienced a total return of 7.33% after expenses, compared to a 7.51% return for the Bloomberg 1-5 Year U.S. Treasury Index. The impact of expenses, and to a smaller extent the duration and security selection effects associated with sampling from the benchmark, the Bloomberg 1-5 Year U.S. Treasury Index, contributed to the Fund’s relatively mild underperformance.
The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Sampling (security selection, curve position, sector allocation)	Neutral	A sampling approach to portfolio construction results in small over/underweight positions at the security level.
Transaction costs	Negative	Transaction costs are experienced by the fund but not reflected in the benchmark index return.
Expenses	Negative	Fund expenses have a negative impact to returns relative to the benchmark.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
State Farm Interim Fund	7.33%	0.99%	1.31%
Benchmark: Bloomberg U.S. Government/Credit Bond Index	11.31%	0.41%	2.00%
Benchmark: Bloomberg U.S. Treasury: 1-5 Year Index	7.51%	1.24%	1.46%
During the year ended September 30, 2024, the Fund added the Bloomberg U.S. Government/Credit Bond Index, a broad-based performance index that meets new regulatory requirements for comparison but may include market segments in which the Fund does not invest.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS
Fund net assets	$308,701,210
Total number of portfolio holdings	115
Total fees paid to Adviser	102,545
Portfolio turnover rate	49%
Maturity Range as a % of Net Assets
0 - 1 Years	1.17%
1 - 2 Years	32.13%
2 - 3 Years	24.31%
3 - 4 Years	19.42%
4 - 5 Years	21.83%
5 - 6 Years	1.45%
Where can I find more information?
At https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

State Farm Municipal Bond Fund
Ticker | SFBDX
ANNUAL SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the State Farm Municipal Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Municipal Bond Fund	$17	0.16%
What impacted Fund performance over the reporting period?
Under normal circumstances, the Fund invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.
For the 12-month period ended September 30, 2024, the State Farm Municipal Bond Fund experienced a total return of 8.57% after expenses, compared to a 8.42% return for the Bloomberg 7-Year Municipal Bond Index. Duration and yield curve factors were the largest contributors to outperformance. The Fund was long duration to start the performance period and moved short duration as rates began to rise. An underweight to the intermediate portion of the curve as rates rose meaningfully in these tenors was supportive. Credit quality allocation and selection detracted marginally from performance. The Fund was underweight lower credit quality names versus its benchmark during the fiscal year which dragged on performance as the lower rated segment outperformed as credit spreads tightened.
The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Inflation Easing and Labor Market Softening	Positive	Easing inflation and a softening of the labor market fueled interest rate cut expectations that drove bond prices higher in general supporting performance.
Strong demand for lower rated credit	Negative	Investor demand for lower rated credit drove spreads tighter. An underweight to these segments negatively impacted performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
State Farm Municipal Bond Fund	8.57%	1.34%	2.19%
Benchmark: Bloomberg 7-Year Municipal Bond Index	8.42%	1.37%	2.22%
Benchmark: Bloomberg 1-15 Year Municipal Index	8.47%	1.45%	2.24%
During the year ended September 30, 2024, the Fund added the Bloomberg 1-15 Yr. Municipal Index, a broad-based performance index that meets new regulatory requirements for comparison but may include market segments in which the Fund does not invest.
Performance data quoted represents past performance; past performance does not guarantee future results.
Visit www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS
Fund net assets	$538,723,079
Total number of portfolio holdings	403
Total fees paid to Adviser	428,580
Portfolio turnover rate	30%
Maturity Range as a % of Net Assets
0-6 Years	26.54%
6-12 Years	53.37%
12-22 Years	20.49%
22+ Years	0.00%
Where can I find more information?
At https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information.
You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not Applicable.

Item 2. Code of Ethics.

As of September 30, 2024, the registrant had adopted a “code of ethics” (as such term is defined in Item 2 of Form N-CSR) that applies to the registrant’s principal executive officer and principal financial officer. This code is filed as Exhibit 19(a)(1) hereto. There were no substantive amendments or waivers to the code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined the registrant has at least one “audit committee financial expert” (as such term is defined in Item 3 of Form N-CSR) serving on its Audit Committee. The “audit committee financial expert” is Mr. Steven R. Sutermeister, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

State Farm Funds

2024: $132,800

2023: $128,940

The fees paid to PricewaterhouseCoopers LLP relate to the audit of the registrant’s annual financial statements and letters for the filings of the registrant’s Form N-CEN and Form N-1A.

(b) Audit-Related Fees

State Farm Funds

2024: $0

2023: $0

(c) Tax Fees

State Farm Funds

2024: $28,600

2023: $27,760

The fees to PricewaterhouseCoopers LLP relate to the preparation of the registrant’s tax returns, review of annual distributions, and additional tax provision support fees.

(d) All Other Fees

State Farm Funds

2024: $0

2023: $0

(e)(1) Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the registrant’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to the registrant, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2)    State Farm Funds

2024: 0%

2023: 0%

(f) Not applicable.

(g) State Farm Funds

2024: $28,600

2023: $27,760

(h) The Audit Committee considered the non-audit services rendered to each of the registrant’s investment advisers and believes the services are compatible with each principal accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments in securities of unaffiliated issuers are included in the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

September 30, 2024
State Farm Funds
ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
State Farm Growth Fund
State Farm Balanced Fund
State Farm Interim Fund
State Farm Municipal Bond Fund

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Shares	Value
Common Stocks (99.37%)
Aerospace & Defense (0.22%)
Axon Enterprise Inc.(a)	1,500	$ 599,400
Lockheed Martin Corp.	29,200	17,069,152
		17,668,552
Apparel & Textile Products (0.12%)
Carter's Inc.	3,700	240,426
NIKE Inc., Class B	4,000	353,600
Tapestry Inc.	196,300	9,222,174
VF Corp.	100	1,995
		9,818,195
Asset Management (0.34%)
Charles Schwab Corp., The	100	6,481
Franklin Resources Inc.	100	2,015
Invesco Ltd.	618,100	10,853,836
Janus Henderson Group PLC	75,500	2,874,285
Voya Financial Inc.	169,100	13,396,102
		27,132,719
Automotive (0.46%)
Tesla Inc.(a)	143,100	37,439,253
Banking (1.85%)
Bank of America Corp.	69,600	2,761,728
Citigroup Inc.	24,700	1,546,220
Citizens Financial Group Inc.	100	4,107
Comerica Inc.	178,200	10,675,962
Cullen/Frost Bankers Inc.	11,100	1,241,646
Fifth Third Bancorp	12,000	514,080
Huntington Bancshares Inc.	100	1,470
JPMorgan Chase & Co.	170,900	36,035,974
KeyCorp	103,600	1,735,300
M&T Bank Corp.	62,000	11,043,440
Regions Financial Corp.	100	2,333
Truist Financial Corp.	100	4,277
US Bancorp	100	4,573
Wells Fargo & Co.	1,496,000	84,509,040
Zions Bancorp NA	100	4,722
		150,084,872
Beverages (1.58%)
Coca-Cola Co., The	819,200	58,867,712
PepsiCo Inc.	405,700	68,989,285
		127,856,997
Biotechnology & Pharmaceuticals (13.93%)
AbbVie Inc.	616,900	121,825,412
Amgen Inc.	107,885	34,761,626
Bristol-Myers Squibb Co.	93,400	4,832,516
Eli Lilly & Co.	384,400	340,555,336
Gilead Sciences Inc.	141,200	11,838,208
Johnson & Johnson	2,303,620	373,324,657
Merck & Co. Inc.	82,250	9,340,310
Moderna Inc.(a)	100	6,683
Pfizer Inc.	2,183,432	63,188,522
Regeneron Pharmaceuticals Inc.(a)	15,500	16,294,220
	Shares	Value
Common Stocks (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
Vertex Pharmaceuticals Inc.(a)	31,300	$ 14,557,004
Zoetis Inc.	705,396	137,820,271
		1,128,344,765
Cable & Satellite (0.04%)
Comcast Corp., Class A	84,300	3,521,211
Chemicals (4.37%)
Air Products and Chemicals Inc.	829,800	247,064,652
Avery Dennison Corp.	57,900	12,782,004
Ecolab Inc.	29,700	7,583,301
International Flavors & Fragrances Inc.	524,541	55,040,087
Linde PLC	66,000	31,472,760
		353,942,804
Commercial Support Services (1.13%)
Automatic Data Processing Inc.	109,900	30,412,627
Cintas Corp.	80,400	16,552,752
H&R Block Inc.	547,700	34,806,335
Paychex Inc.	74,900	10,050,831
		91,822,545
Construction Materials (3.08%)
Vulcan Materials Co.	995,400	249,278,022
Consumer Services (0.15%)
Grand Canyon Education Inc.(a)	84,000	11,915,400
Containers & Packaging (0.88%)
AptarGroup Inc.	409,497	65,597,324
Packaging Corp of America	27,000	5,815,800
		71,413,124
Diversified Industrials (2.67%)
3M Co.	91,900	12,562,730
Emerson Electric Co.	126,400	13,824,368
Honeywell International Inc.	92,400	19,100,004
Illinois Tool Works Inc.	652,300	170,948,261
		216,435,363
E-Commerce Discretionary (1.38%)
Amazon.com Inc.(a)	597,200	111,276,276
eBay Inc.	100	6,511
Etsy Inc.(a)	100	5,553
		111,288,340
Electric Utilities (0.88%)
AES Corp., The	100	2,006
Consolidated Edison Inc.	90,100	9,382,113
Constellation Energy Corp.	11,200	2,912,224
Duke Energy Corp.	111,600	12,867,480
Evergy Inc.	44,300	2,747,043
OGE Energy Corp.	339,800	13,938,596
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Shares	Value
Common Stocks (Cont.)
Electric Utilities (Cont.)
Public Service Enterprise Group Inc.	170,900	$ 15,245,989
Southern Co., The	156,800	14,140,224
		71,235,675
Electrical Equipment (0.17%)
AMETEK Inc.	7,400	1,270,654
Generac Holdings Inc.(a)	100	15,888
Otis Worldwide Corp.	123,000	12,784,620
		14,071,162
Entertainment Content (3.56%)
Electronic Arts Inc.	84,300	12,091,992
Netflix Inc.(a)	68,200	48,372,214
Paramount Global, Class B	100	1,062
Walt Disney Co., The	2,368,540	227,829,863
Warner Bros Discovery Inc.(a)	100	825
		288,295,956
Food (1.13%)
General Mills Inc.	87,600	6,469,260
Kellanova	179,400	14,479,374
McCormick & Co. Inc.	856,600	70,498,180
WK Kellogg Co.	11,250	192,488
		91,639,302
Gas & Water Utilities (0.22%)
National Fuel Gas Co.	30,200	1,830,422
UGI Corp.	636,100	15,915,222
		17,745,644
Health Care Facilities & Services (0.86%)
Cardinal Health Inc.	88,800	9,814,176
Chemed Corp.	18,700	11,238,139
Cigna Group, The	11,200	3,880,128
Elevance Health Inc.	23,800	12,376,000
Encompass Health Corp.	34,800	3,363,072
Labcorp Holdings Inc.	49,900	11,151,652
McKesson Corp.	20,000	9,888,400
UnitedHealth Group Inc.	14,100	8,243,988
		69,955,555
Home & Office Products (1.31%)
HNI Corp.	1,439,200	77,486,528
Leggett & Platt Inc.	465,000	6,333,300
Scotts Miracle-Gro Co., The	255,800	22,177,860
		105,997,688
Household Products (2.32%)
Colgate-Palmolive Co.	367,600	38,160,556
Kenvue Inc.	1,427,196	33,011,044
Procter & Gamble Co., The	674,755	116,867,566
		188,039,166
Institutional Financial Services (0.47%)
Cboe Global Markets Inc.	900	184,383
	Shares	Value
Common Stocks (Cont.)
Institutional Financial Services (Cont.)
CME Group Inc.	53,000	$ 11,694,450
Goldman Sachs Group Inc., The	3,500	1,732,885
Intercontinental Exchange Inc.	95,500	15,341,120
Jefferies Financial Group Inc.	99,300	6,111,915
Morgan Stanley	7,200	750,528
Northern Trust Corp.	20,600	1,854,618
		37,669,899
Insurance (1.10%)
Allstate Corp., The	28,700	5,442,955
Assurant Inc.	71,500	14,218,490
Berkshire Hathaway Inc., Class B(a)	6,500	2,991,690
Equitable Holdings Inc.	245,800	10,330,974
Hartford Financial Services Group Inc., The	85,600	10,067,416
Lincoln National Corp.	475,500	14,983,005
Loews Corp.	138,000	10,908,900
Old Republic International Corp.	184,700	6,542,074
Willis Towers Watson PLC	47,200	13,901,816
		89,387,320
Internet Media & Services (4.84%)
Airbnb Inc., Class A(a)	100	12,681
Alphabet Inc., Class A	1,498,300	248,493,055
Alphabet Inc., Class C	118,320	19,781,921
Booking Holdings Inc.	400	1,684,848
Expedia Group Inc.(a)	3,300	488,466
Match Group Inc.(a)	100	3,784
Meta Platforms Inc., Class A	212,670	121,740,815
		392,205,570
IT Services (0.24%)
Accenture PLC, Class A	9,700	3,428,756
Amdocs Ltd.	109,800	9,605,304
CDW Corp.	24,500	5,544,350
DXC Technology Co.(a)	100	2,075
Science Applications International Corp.	7,500	1,044,525
		19,625,010
Leisure Facilities & Services (0.89%)
Caesars Entertainment Inc.(a)	100	4,174
Carnival Corp.(a)	111,600	2,062,368
Domino's Pizza Inc.	20,200	8,688,828
Las Vegas Sands Corp.	100	5,034
McDonald's Corp.	87,300	26,583,723
MGM Resorts International(a)	100	3,909
Norwegian Cruise Line Holdings Ltd.(a)	100	2,051
Royal Caribbean Cruises Ltd.	40,800	7,236,288
Starbucks Corp.	141,900	13,833,831
TKO Group Holdings Inc.(a)	39,900	4,936,029
Travel + Leisure Co.	133,700	6,160,896
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Shares	Value
Common Stocks (Cont.)
Leisure Facilities & Services (Cont.)
Wingstop Inc.	6,500	$ 2,704,520
Wynn Resorts Ltd.	100	9,588
		72,231,239
Machinery (4.48%)
Caterpillar Inc.	892,321	349,004,590
Veralto Corp.	126,100	14,105,546
		363,110,136
Medical Equipment & Devices (2.03%)
Abbott Laboratories	693,800	79,100,138
Agilent Technologies Inc.	548,071	81,377,582
Danaher Corp.	3,300	917,466
Dexcom Inc.(a)	100	6,704
Insulet Corp.(a)	100	23,275
Medtronic PLC	5,400	486,162
Solventum Corp.(a)	22,975	1,601,817
Thermo Fisher Scientific Inc.	800	494,856
		164,008,000
Metals & Mining (0.57%)
Rio Tinto PLC Sponsored ADR	479,900	34,154,483
Royal Gold Inc.	85,000	11,925,500
		46,079,983
Oil & Gas Supply Chain (2.61%)
Antero Midstream Corp.	303,600	4,569,180
APA Corp.	42,000	1,027,320
Cheniere Energy Inc.	35,500	6,384,320
Chevron Corp.	857,600	126,298,752
ConocoPhillips	10,500	1,105,440
Devon Energy Corp.	100	3,912
Diamondback Energy Inc.	24,200	4,172,080
EOG Resources Inc.	100	12,293
EQT Corp.	100	3,664
Exxon Mobil Corp.	262,600	30,781,972
Marathon Oil Corp.	104,600	2,785,498
Murphy USA Inc.	12,200	6,013,014
Occidental Petroleum Corp.	166,800	8,596,872
Targa Resources Corp.	108,200	16,014,682
Texas Pacific Land Corp.	4,300	3,804,382
		211,573,381
Oil, Gas Services & Equipment (0.00%)
Baker Hughes Co.	100	3,615
Halliburton Co.	1,400	40,670
		44,285
Publishing & Broadcasting (0.12%)
Nexstar Media Group Inc.	58,500	9,672,975
Real Estate Investment Trusts (1.46%)
Alexandria Real Estate Equities Inc.	100	11,875
AvalonBay Communities Inc.	42,900	9,663,225
CubeSmart	352,200	18,958,926
Healthpeak Properties Inc.	471,300	10,778,631
	Shares	Value
Common Stocks (Cont.)
Real Estate Investment Trusts (Cont.)
Highwoods Properties Inc.	309,200	$ 10,361,292
Iron Mountain Inc.	129,400	15,376,602
Lamar Advertising Co., Class A	63,700	8,510,320
Mid-America Apartment Communities Inc.	73,200	11,631,480
Public Storage	32,800	11,934,936
Simon Property Group Inc.	125,900	21,279,618
		118,506,905
Renewable Energy (0.00%)
Enphase Energy Inc.(a)	100	11,302
Retail - Consumer Staples (3.67%)
Costco Wholesale Corp.	45,100	39,982,052
Walmart Inc.	3,188,700	257,487,525
		297,469,577
Retail - Discretionary (1.15%)
AutoZone Inc.(a)	4,700	14,805,188
Bath & Body Works Inc.	68,700	2,192,904
Dick's Sporting Goods Inc.	7,400	1,544,380
Home Depot Inc., The	93,847	38,026,804
O'Reilly Automotive Inc.(a)	9,400	10,825,040
TJX Cos. Inc., The	9,700	1,140,138
Williams-Sonoma Inc.	156,000	24,167,520
		92,701,974
Semiconductors (10.65%)
Advanced Micro Devices Inc.(a)	79,000	12,962,320
Analog Devices Inc.	80,400	18,505,668
Applied Materials Inc.	6,300	1,272,915
ASML Holding NV NY Reg. Shares	318,333	265,250,972
Broadcom Inc.	382,000	65,895,000
KLA Corp.	50,500	39,107,705
Lam Research Corp.	14,600	11,914,768
Microchip Technology Inc.	25,600	2,055,424
NVIDIA Corp.	3,603,500	437,609,040
QUALCOMM Inc.	9,500	1,615,475
Texas Instruments Inc.	31,726	6,553,640
		862,742,927
Software (4.56%)
Adobe Inc.(a)	9,016	4,668,304
Bentley Systems Inc., Class B	66,900	3,399,189
Crowdstrike Holdings Inc., Class A(a)	1,800	504,846
Fortinet Inc.(a)	100	7,755
Gen Digital Inc.	14,000	384,020
Intuit Inc.	45,000	27,945,000
Microsoft Corp.	727,469	313,029,911
Oracle Corp.	2,500	426,000
Palo Alto Networks Inc.(a)	1,200	410,160
Paycom Software Inc.	16,100	2,681,777
Salesforce Inc.	1,500	410,565
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Shares	Value
Common Stocks (Cont.)
Software (Cont.)
ServiceNow Inc.(a)	500	$ 447,195
Tyler Technologies Inc.(a)	24,900	14,534,628
		368,849,350
Specialty Finance (1.48%)
AGNC Investment Corp.	847,900	8,869,034
Ally Financial Inc.	6,500	231,335
Fair Isaac Corp.(a)	300	583,056
Fidelity National Information Services Inc.	91,700	7,679,875
Global Payments Inc.	100	10,242
Mastercard Inc., Class A	6,964	3,438,823
MGIC Investment Corp.	567,200	14,520,320
OneMain Holdings Inc.	253,200	11,918,124
PayPal Holdings Inc.(a)	100	7,803
Starwood Property Trust Inc.	770,200	15,696,676
UWM Holdings Corp.	1,944,719	16,569,006
Verisk Analytics Inc.	51,900	13,907,124
Visa Inc., Class A	24,912	6,849,554
Western Union Co., The	1,605,500	19,153,615
		119,434,587
Steel (0.81%)
Nucor Corp.	436,600	65,638,444
Technology Hardware (12.92%)
Apple Inc.	4,108,968	957,389,544
Cisco Systems Inc.	45,000	2,394,900
Corning Inc.	1,284,600	57,999,690
F5 Inc.(a)	51,300	11,296,260
Motorola Solutions Inc.	38,000	17,085,940
		1,046,166,334
Telecommunications (0.18%)
AT&T Inc.	19,500	429,000
Verizon Communications Inc.	318,500	14,303,835
		14,732,835
Tobacco & Cannabis (0.11%)
Altria Group Inc.	91,100	4,649,744
Philip Morris International Inc.	32,100	3,896,940
		8,546,684
Transportation & Logistics (0.38%)
American Airlines Group Inc.(a)	100	1,124
Delta Air Lines Inc.	100	5,079
Expeditors International of Washington Inc.	87,600	11,510,640
Landstar System Inc.	59,800	11,294,426
Ryder System Inc.	31,000	4,519,800
Union Pacific Corp.	10,700	2,637,336
United Airlines Holdings Inc.(a)	100	5,706
United Parcel Service Inc., Class B	3,100	422,654
		30,396,765
	Shares	Value
Common Stocks (Cont.)
Wholesale - Consumer Staples (2.00%)
Archer-Daniels-Midland Co.	2,709,954	$ 161,892,652
Total Common Stocks (cost $1,905,796,497)		8,047,640,444

	Principal amount	Value
U.S. Treasury Obligations (0.01%)
U.S. Treasury Bill 5.147%, 10/03/2024(b),(c)	$ 850,000	$ 849,778
Total U.S. Treasury Obligations (cost $849,757)		849,778

	Shares	Value
Short-term Investments (0.63%)
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(d)	50,757,817	50,757,817
Total Short-term Investments (cost $50,757,817)		50,757,817
TOTAL INVESTMENTS (100.01%) (cost $1,957,404,071)		8,099,248,039
OTHER LIABILITIES, NET OF ASSETS ((0.01)%)		(515,803)
NET ASSETS (100.00%)		$8,098,732,236

(a)	Non-income producing security.
(b)	Security pledged as collateral to cover margin requirements for open futures contracts.
(c)	Discount rate at the time of purchase.
(d)	Rate shown is the 7-day yield as of September 30, 2024.
PLC
Public Limited Company
ADR
American Depositary Receipt
At September 30, 2024, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)*
Long Contracts
E-Mini S&P 500	57	12/20/2024	USD	16,570,613	$406,046

*Includes cumulative appreciation/depreciation on futures contracts. Only the current day's variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Shares	Value
Common Stocks (71.60%)
Aerospace & Defense (0.15%)
Axon Enterprise Inc.(a)	100	$ 39,960
Lockheed Martin Corp.	6,500	3,799,640
		3,839,600
Apparel & Textile Products (0.13%)
NIKE Inc., Class B	900	79,560
Tapestry Inc.	67,400	3,166,452
		3,246,012
Asset Management (0.17%)
BlackRock Inc.	500	474,755
Blue Owl Capital Inc.	62,200	1,204,192
Charles Schwab Corp., The	100	6,481
Voya Financial Inc.	32,000	2,535,040
		4,220,468
Automotive (0.07%)
Tesla Inc.(a)	6,400	1,674,432
Banking (1.78%)
Bank of America Corp.	10,900	432,512
Citigroup Inc.	5,600	350,560
Comerica Inc.	11,000	659,010
Cullen/Frost Bankers Inc.	2,500	279,650
JPMorgan Chase & Co.	39,700	8,371,142
M&T Bank Corp.	19,000	3,384,280
Wells Fargo & Co.	556,800	31,453,632
		44,930,786
Beverages (0.82%)
Coca-Cola Co., The	177,257	12,737,688
PepsiCo Inc.	46,400	7,890,320
		20,628,008
Biotechnology & Pharmaceuticals (10.96%)
AbbVie Inc.	53,000	10,466,440
Amgen Inc.	51,750	16,674,367
Bristol-Myers Squibb Co.	2,500	129,350
Eli Lilly & Co.	119,800	106,135,612
Gilead Sciences Inc.	32,200	2,699,648
Johnson & Johnson	391,909	63,512,773
Merck & Co. Inc.	40,600	4,610,536
Moderna Inc.(a)	100	6,683
Pfizer Inc.	689,640	19,958,182
Regeneron Pharmaceuticals Inc.(a)	3,500	3,679,340
Vertex Pharmaceuticals Inc.(a)	7,400	3,441,592
Zoetis Inc.	229,295	44,799,657
		276,114,180
Cable & Satellite (0.03%)
Comcast Corp., Class A	14,800	618,196
Chemicals (3.65%)
Air Products and Chemicals Inc.	229,900	68,450,426
Avery Dennison Corp.	13,200	2,914,032
Ecolab Inc.	5,300	1,353,249
	Shares	Value
Common Stocks (Cont.)
Chemicals (Cont.)
International Flavors & Fragrances Inc.	119,888	$ 12,579,848
Linde PLC	14,100	6,723,726
		92,021,281
Commercial Support Services (0.68%)
Automatic Data Processing Inc.	38,600	10,681,778
Cintas Corp.	18,000	3,705,840
H&R Block Inc.	11,000	699,050
Paychex Inc.	15,000	2,012,850
		17,099,518
Construction Materials (1.50%)
Vulcan Materials Co.	151,200	37,865,016
Consumer Services (0.11%)
Grand Canyon Education Inc.(a)	20,000	2,837,000
Containers & Packaging (0.71%)
AptarGroup Inc.	104,500	16,739,855
Packaging Corp of America	5,500	1,184,700
		17,924,555
Diversified Industrials (2.07%)
3M Co.	53,000	7,245,100
Emerson Electric Co.	62,400	6,824,688
Honeywell International Inc.	18,900	3,906,819
Illinois Tool Works Inc.	130,400	34,173,928
		52,150,535
E-Commerce Discretionary (0.80%)
Amazon.com Inc.(a)	107,900	20,105,007
eBay Inc.	100	6,511
Etsy Inc.(a)	100	5,553
		20,117,071
Electric Utilities (0.66%)
Clearway Energy Inc., Class C	34,000	1,043,120
Consolidated Edison Inc.	20,500	2,134,665
Constellation Energy Corp.	1,900	494,038
Duke Energy Corp.	22,500	2,594,250
Evergy Inc.	15,100	936,351
OGE Energy Corp.	73,600	3,019,072
Public Service Enterprise Group Inc.	39,000	3,479,190
Southern Co., The	33,500	3,021,030
		16,721,716
Electrical Equipment (0.00%)
Generac Holdings Inc.(a)	100	15,888
Entertainment Content (2.50%)
Electronic Arts Inc.	18,600	2,667,984
Netflix Inc.(a)	1,100	780,197
Paramount Global, Class B	100	1,062
Take-Two Interactive Software Inc.(a)	100	15,371
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Shares	Value
Common Stocks (Cont.)
Entertainment Content (Cont.)
Walt Disney Co., The	619,395	$ 59,579,605
Warner Bros Discovery Inc.(a)	100	825
		63,045,044
Food (0.39%)
General Mills Inc.	10,800	797,580
Kellanova	106,800	8,619,828
Nestle SA Sponsored ADR	100	10,067
WK Kellogg Co.	24,800	424,328
		9,851,803
Health Care Facilities & Services (0.52%)
Chemed Corp.	4,100	2,463,977
Cigna Group, The	2,100	727,524
Elevance Health Inc.	5,600	2,912,000
Encompass Health Corp.	6,400	618,496
Labcorp Holdings Inc.	11,200	2,502,976
McKesson Corp.	4,500	2,224,890
UnitedHealth Group Inc.	3,000	1,754,040
		13,203,903
Home & Office Products (0.59%)
HNI Corp.	160,000	8,614,400
Leggett & Platt Inc.	124,700	1,698,414
Scotts Miracle-Gro Co., The	53,400	4,629,780
		14,942,594
Household Products (3.05%)
Kenvue Inc.	205,557	4,754,533
Procter & Gamble Co., The	416,600	72,155,120
		76,909,653
Institutional Financial Services (0.28%)
Cboe Global Markets Inc.	1,900	389,253
CME Group Inc.	10,500	2,316,825
Goldman Sachs Group Inc., The	800	396,088
Intercontinental Exchange Inc.	21,300	3,421,632
Morgan Stanley	1,700	177,208
Northern Trust Corp.	3,400	306,102
		7,007,108
Insurance (0.69%)
Allstate Corp., The	6,700	1,270,655
Assurant Inc.	14,400	2,863,584
Berkshire Hathaway Inc., Class B(a)	1,700	782,442
Hartford Financial Services Group Inc., The	16,800	1,975,848
Lincoln National Corp.	104,600	3,295,946
Loews Corp.	29,500	2,331,975
Old Republic International Corp.	48,400	1,714,328
Willis Towers Watson PLC	10,500	3,092,565
		17,327,343
Internet Media & Services (4.56%)
Airbnb Inc., Class A(a)	100	12,681
	Shares	Value
Common Stocks (Cont.)
Internet Media & Services (Cont.)
Alphabet Inc., Class A	418,840	$ 69,464,614
Alphabet Inc., Class C	71,180	11,900,584
Expedia Group Inc.(a)	100	14,802
Match Group Inc.(a)	100	3,784
Meta Platforms Inc., Class A	58,430	33,447,669
		114,844,134
IT Services (0.16%)
Accenture PLC, Class A	2,470	873,096
Amdocs Ltd.	21,900	1,915,812
CDW Corp.	5,600	1,267,280
DXC Technology Co.(a)	100	2,075
		4,058,263
Leisure Facilities & Services (0.28%)
Caesars Entertainment Inc.(a)	100	4,174
Carnival Corp.(a)	100	1,848
Domino's Pizza Inc.	2,000	860,280
McDonald's Corp.	19,300	5,877,043
MGM Resorts International(a)	100	3,909
Norwegian Cruise Line Holdings Ltd.(a)	100	2,051
Royal Caribbean Cruises Ltd.	100	17,736
Starbucks Corp.	2,200	214,478
Wingstop Inc.	100	41,608
Wynn Resorts Ltd.	100	9,588
		7,032,715
Machinery (4.90%)
Caterpillar Inc.	264,300	103,373,016
Deere & Co.	34,402	14,356,987
Donaldson Co. Inc.	36,517	2,691,303
Veralto Corp.	27,500	3,076,150
		123,497,456
Medical Equipment & Devices (1.36%)
Abbott Laboratories	100,975	11,512,159
Agilent Technologies Inc.	143,587	21,319,798
Dexcom Inc.(a)	100	6,704
Insulet Corp.(a)	100	23,275
Solventum Corp.(a)	13,250	923,790
Thermo Fisher Scientific Inc.	900	556,713
		34,342,439
Metals & Mining (0.42%)
Rio Tinto PLC Sponsored ADR	110,100	7,835,817
Royal Gold Inc.	18,800	2,637,640
		10,473,457
Oil & Gas Supply Chain (2.18%)
APA Corp.	100	2,446
Cheniere Energy Inc.	8,200	1,474,688
Chevron Corp.	233,800	34,431,726
Exxon Mobil Corp.	134,300	15,742,646
Murphy USA Inc.	2,600	1,281,462
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Shares	Value
Common Stocks (Cont.)
Oil & Gas Supply Chain (Cont.)
Occidental Petroleum Corp.	100	$ 5,154
Texas Pacific Land Corp.	2,200	1,946,428
		54,884,550
Publishing & Broadcasting (0.00%)
Nexstar Media Group Inc.	600	99,210
Real Estate Investment Trusts (0.75%)
AvalonBay Communities Inc.	9,500	2,139,875
CubeSmart	52,400	2,820,692
Healthpeak Properties Inc.	40,900	935,383
Highwoods Properties Inc.	76,300	2,556,813
Mid-America Apartment Communities Inc.	16,800	2,669,520
Public Storage	7,400	2,692,638
Simon Property Group Inc.	30,300	5,121,306
		18,936,227
Renewable Energy (0.00%)
Enphase Energy Inc.(a)	100	11,302
First Solar Inc.(a)	100	24,944
		36,246
Retail - Consumer Staples (1.25%)
Costco Wholesale Corp.	10,000	8,865,200
Walmart Inc.	281,400	22,723,050
		31,588,250
Retail - Discretionary (0.68%)
AutoZone Inc.(a)	1,100	3,465,044
Bath & Body Works Inc.	36,300	1,158,696
Builders FirstSource Inc.(a)	100	19,386
Home Depot Inc., The	18,760	7,601,552
Lowe's Cos. Inc.	300	81,255
O'Reilly Automotive Inc.(a)	1,900	2,188,040
TJX Cos. Inc., The	2,400	282,096
Williams-Sonoma Inc.	14,400	2,230,848
		17,026,917
Semiconductors (5.63%)
Advanced Micro Devices Inc.(a)	33,200	5,447,456
Analog Devices Inc.	17,500	4,027,975
Applied Materials Inc.	1,300	262,665
ASML Holding NV NY Reg. Shares	13,721	11,433,023
Broadcom Inc.	97,000	16,732,500
Intel Corp.	100	2,346
KLA Corp.	4,100	3,175,081
Lam Research Corp.	600	489,648
Microchip Technology Inc.	100	8,029
Micron Technology Inc.	100	10,371
Monolithic Power Systems Inc.	100	92,450
NVIDIA Corp.	822,000	99,823,680
NXP Semiconductors NV	100	24,001
ON Semiconductor Corp.(a)	100	7,261
Qorvo Inc.(a)	100	10,330
	Shares	Value
Common Stocks (Cont.)
Semiconductors (Cont.)
QUALCOMM Inc.	2,500	$ 425,125
Skyworks Solutions Inc.	100	9,877
		141,981,818
Software (2.87%)
Adobe Inc.(a)	900	466,002
Autodesk Inc.(a)	100	27,548
Bentley Systems Inc., Class B	19,900	1,011,119
Dayforce Inc.(a)	100	6,125
Fortinet Inc.(a)	100	7,755
Intuit Inc.	9,000	5,589,000
Microsoft Corp.	141,921	61,068,606
Oracle Corp.	600	102,240
Palo Alto Networks Inc.(a)	100	34,180
Paycom Software Inc.	5,100	849,507
Salesforce Inc.	100	27,371
ServiceNow Inc.(a)	100	89,439
Tyler Technologies Inc.(a)	5,400	3,152,088
		72,430,980
Specialty Finance (0.73%)
AGNC Investment Corp.	334,800	3,502,008
Fidelity National Information Services Inc.	5,800	485,750
GATX Corp.	4,200	556,290
Mastercard Inc., Class A	439	216,778
MGIC Investment Corp.	146,600	3,752,960
OneMain Holdings Inc.	5,500	258,885
PayPal Holdings Inc.(a)	100	7,803
Starwood Property Trust Inc.	152,700	3,112,026
UWM Holdings Corp.	85,270	726,500
Verisk Analytics Inc.	12,800	3,429,888
Visa Inc., Class A	4,130	1,135,544
Western Union Co., The	101,300	1,208,509
		18,392,941
Steel (2.14%)
Nucor Corp.	358,600	53,911,924
Technology Hardware (9.63%)
Apple Inc.	952,504	221,933,432
Corning Inc.	323,492	14,605,664
F5 Inc.(a)	11,400	2,510,280
Motorola Solutions Inc.	8,400	3,776,892
		242,826,268
Telecommunications (0.12%)
EchoStar Corp., Class A(a)	35	869
Verizon Communications Inc.	67,200	3,017,952
		3,018,821
Tobacco & Cannabis (0.01%)
Philip Morris International Inc.	2,000	242,800
Transportation & Logistics (0.31%)
American Airlines Group Inc.(a)	100	1,124
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Shares	Value
Common Stocks (Cont.)
Transportation & Logistics (Cont.)
Expeditors International of Washington Inc.	18,500	$ 2,430,900
Landstar System Inc.	12,400	2,341,988
Union Pacific Corp.	12,066	2,974,028
United Parcel Service Inc., Class B	700	95,438
		7,843,478
Wholesale - Consumer Staples (1.31%)
Archer-Daniels-Midland Co.	550,461	32,884,540
Wholesale - Discretionary (0.00%)
Copart Inc.(a)	100	5,240
Total Common Stocks (cost $384,407,643)		1,804,670,384

	Principal amount	Value
Corporate Bonds (8.15%)
Aerospace & Defense (0.15%)
Lockheed Martin Corp. 4.950%, 10/15/2025	$ 100,000	100,712
5.100%, 11/15/2027	250,000	258,780
4.450%, 05/15/2028	250,000	254,036
5.250%, 01/15/2033	250,000	266,219
4.800%, 08/15/2034	100,000	102,512
Boeing Co., The 2.196%, 02/04/2026	350,000	337,046
5.040%, 05/01/2027	150,000	150,454
3.250%, 02/01/2028	250,000	236,876
5.150%, 05/01/2030	250,000	250,600
3.625%, 02/01/2031	150,000	137,416
6.259%, 05/01/2027(b)	100,000	103,292
6.528%, 05/01/2034(b)	200,000	214,653
RTX Corp. 5.000%, 02/27/2026	150,000	151,452
5.750%, 11/08/2026	100,000	103,093
6.000%, 03/15/2031	200,000	217,521
5.150%, 02/27/2033	250,000	259,905
L3Harris Technologies Inc. 5.400%, 01/15/2027	150,000	153,956
5.400%, 07/31/2033	100,000	104,455
HEICO Corp. 5.250%, 08/01/2028	150,000	154,847
Northrop Grumman Corp. 4.900%, 06/01/2034	100,000	102,242
		3,660,067
Apparel & Textile Products (0.00%)
Tapestry Inc. 7.350%, 11/27/2028	100,000	105,087
		105,087
	Principal amount	Value
Corporate Bonds (Cont.)
Asset Management (0.12%)
Charles Schwab Corp., The 0.900%, 03/11/2026	$ 250,000	$ 238,148
5.875%, 08/24/2026	100,000	102,892
2.000%, 03/20/2028	100,000	93,184
6.196%, 11/17/2029(c)	100,000	106,899
5.853%, 05/19/2034(c)	150,000	160,619
6.136%, 08/24/2034(c)	100,000	109,316
Blackstone Private Credit Fund 3.250%, 03/15/2027	500,000	476,512
4.000%, 01/15/2029	250,000	237,987
Blue Owl Credit Income Corp. 7.750%, 09/16/2027	250,000	263,378
7.950%, 06/13/2028	100,000	106,856
Ares Capital Corp. 5.875%, 03/01/2029	150,000	153,604
Ares Strategic Income Fund 6.350%, 08/15/2029(b)	100,000	102,223
FS K.K.R Capital Corp. 6.875%, 08/15/2029	100,000	104,112
BlackRock Inc. 2.400%, 04/30/2030	250,000	228,786
4.750%, 05/25/2033	150,000	154,348
Ameriprise Financial Inc. 4.500%, 05/13/2032	250,000	251,989
5.150%, 05/15/2033	100,000	104,170
Brookfield Capital Finance LLC 6.087%, 06/14/2033	100,000	108,217
		3,103,240
Auto Manufacturers (0.02%)
Toyota Motor Credit Corp. 4.550%, 08/07/2026	200,000	202,153
4.800%, 01/05/2034	100,000	101,965
PACCAR Financial Corp. 4.450%, 08/06/2027	100,000	101,574
4.000%, 09/26/2029	100,000	99,747
5.000%, 03/22/2034	50,000	52,227
		557,666
Auto Parts & Equipment (0.00%)
Aptiv PLC/Aptiv Corp. 3.250%, 03/01/2032	100,000	89,503
		89,503
Automotive (0.25%)
American Honda Finance Corp. 5.800%, 10/03/2025	100,000	101,458
5.250%, 07/07/2026	250,000	254,766
5.125%, 07/07/2028	250,000	258,290
5.650%, 11/15/2028	100,000	105,643
5.850%, 10/04/2030	100,000	107,738
General Motors Financial Co. Inc. 6.050%, 10/10/2025	250,000	253,069
5.400%, 04/06/2026	250,000	253,023
5.000%, 04/09/2027	250,000	252,763
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
5.400%, 05/08/2027	$ 100,000	$ 102,116
6.000%, 01/09/2028	250,000	260,554
5.800%, 06/23/2028	250,000	259,371
5.850%, 04/06/2030	250,000	260,537
5.600%, 06/18/2031	100,000	102,680
6.400%, 01/09/2033	250,000	266,580
Ford Motor Credit Co. LLC 6.950%, 03/06/2026	200,000	204,691
6.950%, 06/10/2026	200,000	205,885
5.800%, 03/05/2027	200,000	203,655
6.800%, 05/12/2028	200,000	209,532
6.798%, 11/07/2028	200,000	211,161
7.350%, 03/06/2030	200,000	216,592
7.200%, 06/10/2030	200,000	215,471
6.050%, 03/05/2031	200,000	205,293
7.122%, 11/07/2033	200,000	216,220
Toyota Motor Corp. 5.275%, 07/13/2026	250,000	255,465
5.118%, 07/13/2028	250,000	260,417
5.123%, 07/13/2033	250,000	267,230
Toyota Motor Credit Corp. 4.550%, 09/20/2027	250,000	254,023
4.550%, 05/17/2030	100,000	101,705
General Motors Co. 5.600%, 10/15/2032	100,000	103,152
Magna International Inc. 5.500%, 03/21/2033	200,000	212,776
		6,181,856
Banking (1.86%)
Australia & New Zealand Banking Group Ltd. 5.088%, 12/08/2025	250,000	252,853
Toronto-Dominion Bank, The 0.750%, 01/06/2026	250,000	239,525
5.103%, 01/09/2026	250,000	252,715
5.532%, 07/17/2026	250,000	256,413
4.108%, 06/08/2027	150,000	149,983
4.693%, 09/15/2027	250,000	253,967
5.156%, 01/10/2028	150,000	154,497
5.523%, 07/17/2028	150,000	156,917
Royal Bank of Canada 4.875%, 01/12/2026	100,000	100,961
5.200%, 07/20/2026	250,000	255,271
4.240%, 08/03/2027	150,000	150,922
6.000%, 11/01/2027	250,000	263,843
4.900%, 01/12/2028	150,000	153,562
5.200%, 08/01/2028	150,000	155,855
5.000%, 02/01/2033	150,000	155,210
5.000%, 05/02/2033	125,000	129,325
National Australia Bank Ltd. 4.966%, 01/12/2026	250,000	252,689
3.905%, 06/09/2027	250,000	249,706
4.944%, 01/12/2028	250,000	256,520
4.900%, 06/13/2028	250,000	256,621
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Sumitomo Mitsui Financial Group Inc. 5.464%, 01/13/2026	$ 200,000	$ 202,831
5.880%, 07/13/2026	250,000	257,048
5.520%, 01/13/2028	250,000	259,263
5.800%, 07/13/2028	250,000	263,003
5.710%, 01/13/2030	250,000	264,773
5.766%, 01/13/2033	250,000	268,813
KeyBank N.A. 4.700%, 01/26/2026	250,000	250,321
5.850%, 11/15/2027	250,000	259,230
Manufacturers & Traders Trust Co. 4.650%, 01/27/2026	250,000	249,800
4.700%, 01/27/2028	250,000	251,316
Bank of Nova Scotia, The 4.750%, 02/02/2026	250,000	251,649
5.250%, 06/12/2028	150,000	155,343
4.850%, 02/01/2030	250,000	255,835
4.588%, 05/04/2037(c)	150,000	142,683
Commonwealth Bank of Australia 5.316%, 03/13/2026	250,000	254,633
JPMorgan Chase & Co. 3.300%, 04/01/2026	250,000	246,857
6.070%, 10/22/2027(c)	250,000	259,100
5.040%, 01/23/2028(c)	100,000	101,673
2.947%, 02/24/2028(c)	250,000	242,466
5.571%, 04/22/2028(c)	100,000	103,107
4.323%, 04/26/2028(c)	150,000	150,299
4.851%, 07/25/2028(c)	250,000	254,360
2.069%, 06/01/2029(c)	250,000	231,296
4.203%, 07/23/2029(c)	150,000	149,442
5.299%, 07/24/2029(c)	250,000	258,676
6.087%, 10/23/2029(c)	100,000	106,603
4.452%, 12/05/2029(c)	150,000	150,696
5.012%, 01/23/2030(c)	150,000	153,840
5.581%, 04/22/2030(c)	250,000	262,398
3.702%, 05/06/2030(c)	250,000	243,157
4.565%, 06/14/2030(c)	250,000	252,252
4.995%, 07/22/2030(c)	250,000	257,056
1.953%, 02/04/2032(c)	250,000	214,817
2.580%, 04/22/2032(c)	250,000	222,959
2.545%, 11/08/2032(c)	250,000	219,911
2.963%, 01/25/2033(c)	250,000	224,976
4.586%, 04/26/2033(c)	500,000	500,106
4.912%, 07/25/2033(c)	500,000	510,689
5.717%, 09/14/2033(c)	250,000	265,066
5.350%, 06/01/2034(c)	250,000	261,604
6.254%, 10/23/2034(c)	250,000	278,048
5.336%, 01/23/2035(c)	250,000	261,312
Morgan Stanley Bank N.A. 4.754%, 04/21/2026	250,000	252,305
Wells Fargo & Co. 3.000%, 04/22/2026	250,000	245,602
3.000%, 10/23/2026	250,000	244,340
3.196%, 06/17/2027(c)	100,000	98,077
3.526%, 03/24/2028(c)	250,000	245,266
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
5.707%, 04/22/2028(c)	$ 150,000	$ 154,888
3.584%, 05/22/2028(c)	364,000	356,941
2.393%, 06/02/2028(c)	150,000	142,623
4.150%, 01/24/2029	186,000	185,443
5.574%, 07/25/2029(c)	200,000	208,081
6.303%, 10/23/2029(c)	100,000	106,995
5.198%, 01/23/2030(c)	150,000	154,638
3.350%, 03/02/2033(c)	500,000	457,088
4.897%, 07/25/2033(c)	500,000	505,732
5.389%, 04/24/2034(c)	150,000	155,579
5.557%, 07/25/2034(c)	150,000	157,376
5.499%, 01/23/2035(c)	250,000	262,072
Bank of Montreal 5.300%, 06/05/2026	250,000	254,588
2.650%, 03/08/2027	150,000	145,053
4.700%, 09/14/2027	150,000	152,600
5.203%, 02/01/2028	150,000	154,678
3.088%, 01/10/2037(c)	150,000	129,447
Canadian Imperial Bank of Commerce 5.615%, 07/17/2026	150,000	153,783
3.450%, 04/07/2027	150,000	147,314
5.001%, 04/28/2028	150,000	153,651
U.S. Bancorp 2.375%, 07/22/2026	250,000	243,223
5.727%, 10/21/2026(c)	100,000	101,241
3.150%, 04/27/2027	250,000	245,019
6.787%, 10/26/2027(c)	250,000	262,544
3.900%, 04/26/2028	250,000	247,733
4.548%, 07/22/2028(c)	150,000	151,183
4.653%, 02/01/2029(c)	150,000	151,452
5.775%, 06/12/2029(c)	250,000	262,009
5.384%, 01/23/2030(c)	100,000	103,851
4.839%, 02/01/2034(c)	150,000	149,895
5.836%, 06/12/2034(c)	250,000	266,931
5.678%, 01/23/2035(c)	250,000	265,000
Wells Fargo Bank N.A. 5.450%, 08/07/2026	250,000	255,970
Bank of America N.A. 5.526%, 08/18/2026	250,000	256,686
Barclays PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.05%) 7.325%, 11/02/2026(c)	200,000	205,221
5.829%, 05/09/2027(c)	250,000	254,754
6.496%, 09/13/2027(c)	250,000	258,955
5.674%, 03/12/2028(c)	200,000	205,479
6.490%, 09/13/2029(c)	200,000	213,406
5.746%, 08/09/2033(c)	250,000	261,451
7.437%, 11/02/2033(c)	250,000	288,632
6.224%, 05/09/2034(c)	250,000	269,341
7.119%, 06/27/2034(c)	250,000	278,383
HSBC Holdings PLC(Variable, U.S. SOFR + 3.03%) 7.336%, 11/03/2026(c)	200,000	205,659
5.887%, 08/14/2027(c)	250,000	256,784
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
4.755%, 06/09/2028(c)	$ 250,000	$ 251,792
5.210%, 08/11/2028(c)	250,000	255,085
7.390%, 11/03/2028(c)	250,000	270,649
6.161%, 03/09/2029(c)	250,000	263,211
5.402%, 08/11/2033(c)	250,000	258,976
8.113%, 11/03/2033(c)	250,000	297,261
6.254%, 03/09/2034(c)	250,000	273,100
6.547%, 06/20/2034(c)	200,000	218,833
7.399%, 11/13/2034(c)	200,000	229,642
NatWest Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.85%) 7.472%, 11/10/2026(c)	200,000	205,889
5.847%, 03/02/2027(c)	200,000	203,551
5.076%, 01/27/2030(c)	200,000	203,721
JPMorgan Chase Bank N.A. 5.110%, 12/08/2026	250,000	255,621
Bank of America Corp.(Variable, U.S. SOFR + 1.29%) 5.080%, 01/20/2027(c)	250,000	252,032
1.734%, 07/22/2027(c)	250,000	238,672
5.933%, 09/15/2027(c)	250,000	257,426
2.551%, 02/04/2028(c)	250,000	240,196
4.376%, 04/27/2028(c)	250,000	250,396
4.948%, 07/22/2028(c)	150,000	152,636
6.204%, 11/10/2028(c)	250,000	263,891
3.419%, 12/20/2028(c)	250,000	243,201
3.970%, 03/05/2029(c)	250,000	247,054
5.202%, 04/25/2029(c)	250,000	257,052
2.087%, 06/14/2029(c)	250,000	230,864
4.271%, 07/23/2029(c)	150,000	149,605
5.819%, 09/15/2029(c)	100,000	105,238
3.974%, 02/07/2030(c)	250,000	245,646
3.194%, 07/23/2030(c)	250,000	236,623
2.572%, 10/20/2032(c)	250,000	219,209
2.972%, 02/04/2033(c)	500,000	447,772
4.571%, 04/27/2033(c)	500,000	497,598
5.015%, 07/22/2033(c)	500,000	512,974
5.288%, 04/25/2034(c)	250,000	259,919
5.872%, 09/15/2034(c)	175,000	188,800
5.468%, 01/23/2035(c)	250,000	262,901
2.482%, 09/21/2036(c)	250,000	210,950
3.846%, 03/08/2037(c)	250,000	231,097
PNC Financial Services Group Inc., The(Variable, U.S. SOFR Compound Index + 1.09%) 4.758%, 01/26/2027(c)	250,000	250,906
5.582%, 06/12/2029(c)	250,000	260,220
6.037%, 10/28/2033(c)	150,000	162,066
5.939%, 08/18/2034(c)	150,000	161,747
HSBC U.S.A. Inc. 5.294%, 03/04/2027	200,000	205,007
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Goldman Sachs Bank U.S.A.(Variable, U.S. SOFR + 0.78%) 5.283%, 03/18/2027(c)	$ 100,000	$ 101,292
5.414%, 05/21/2027(c)	100,000	101,619
Truist Financial Corp.(Variable, U.S. SOFR + 2.05%) 6.047%, 06/08/2027(c)	250,000	256,535
7.161%, 10/30/2029(c)	150,000	164,419
5.435%, 01/24/2030(c)	100,000	103,506
5.867%, 06/08/2034(c)	150,000	159,463
Citigroup Inc.(Variable, U.S. SOFR + 0.77%) 1.462%, 06/09/2027(c)	100,000	95,273
3.070%, 02/24/2028(c)	250,000	242,976
4.658%, 05/24/2028(c)	150,000	151,268
5.174%, 02/13/2030(c)	250,000	256,810
3.980%, 03/20/2030(c)	150,000	146,891
2.561%, 05/01/2032(c)	250,000	219,731
3.057%, 01/25/2033(c)	500,000	446,584
3.785%, 03/17/2033(c)	500,000	468,380
4.910%, 05/24/2033(c)	500,000	503,982
6.270%, 11/17/2033(c)	250,000	274,629
6.174%, 05/25/2034(c)	250,000	266,749
5.827%, 02/13/2035(c)	250,000	261,087
Deutsche Bank AG(Variable, U.S. SOFR + 2.52%) 7.146%, 07/13/2027(c)	250,000	260,223
5.371%, 09/09/2027	250,000	257,286
2.552%, 01/07/2028(c)	250,000	238,308
6.720%, 01/18/2029(c)	250,000	264,659
6.819%, 11/20/2029(c)	150,000	161,470
3.742%, 01/07/2033(c)	250,000	218,810
Lloyds Banking Group PLC(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.48%) 5.985%, 08/07/2027(c)	250,000	256,601
3.750%, 03/18/2028(c)	250,000	246,210
Banco Santander SA 5.294%, 08/18/2027	200,000	204,571
5.552%, 03/14/2028(c)	200,000	204,345
4.175%, 03/24/2028(c)	200,000	198,089
5.588%, 08/08/2028	200,000	208,198
6.921%, 08/08/2033	200,000	221,310
Westpac Banking Corp. 4.043%, 08/26/2027	250,000	250,812
5.457%, 11/18/2027	250,000	260,521
PNC Bank N.A. 3.100%, 10/25/2027	250,000	242,454
Santander Holdings U.S.A. Inc. 2.490%, 01/06/2028(c)	250,000	236,970
Santander UK Group Holdings PLC(Variable, U.S. SOFR + 1.22%) 2.469%, 01/11/2028(c)	250,000	238,151
6.534%, 01/10/2029(c)	250,000	264,865
	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Mitsubishi UFJ Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%) 2.341%, 01/19/2028(c)	$ 250,000	$ 239,235
5.017%, 07/20/2028(c)	250,000	255,100
5.422%, 02/22/2029(c)	200,000	206,800
5.258%, 04/17/2030(c)	200,000	206,831
2.309%, 07/20/2032(c)	200,000	173,526
5.441%, 02/22/2034(c)	200,000	210,729
5.406%, 04/19/2034(c)	200,000	210,724
ING Groep N.V. 4.017%, 03/28/2028(c)	200,000	198,536
Citibank N.A. 5.803%, 09/29/2028	250,000	264,643
Fifth Third Bancorp(Variable, U.S. SOFR + 2.34%) 6.339%, 07/27/2029(c)	150,000	159,439
4.772%, 07/28/2030(c)	150,000	151,158
Citizens Financial Group Inc. 5.841%, 01/23/2030(c)	100,000	104,027
Mizuho Financial Group Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.08%) 5.382%, 07/10/2030(c)	200,000	207,374
5.748%, 07/06/2034(c)	200,000	213,323
		46,837,145
Beverages (0.13%)
Diageo Capital PLC 5.200%, 10/24/2025	200,000	202,088
5.300%, 10/24/2027	250,000	259,292
5.500%, 01/24/2033	200,000	213,090
Constellation Brands Inc. 5.000%, 02/02/2026	250,000	249,644
4.350%, 05/09/2027	250,000	250,684
4.750%, 05/09/2032	250,000	252,030
4.900%, 05/01/2033	100,000	101,043
PepsiCo Inc. 4.550%, 02/13/2026	250,000	251,993
3.600%, 02/18/2028	250,000	248,333
4.450%, 05/15/2028	250,000	255,289
3.900%, 07/18/2032	100,000	98,402
4.450%, 02/15/2033	100,000	104,420
Anheuser-Busch InBev Worldwide Inc. 3.500%, 06/01/2030	350,000	339,740
Coca-Cola Co., The 2.000%, 03/05/2031	200,000	176,887
Keurig Dr. Pepper Inc. 4.050%, 04/15/2032	250,000	243,763
Brown-Forman Corp. 4.750%, 04/15/2033	100,000	102,356
		3,349,054
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Corporate Bonds (Cont.)
Biotechnology & Pharmaceuticals (0.32%)
Zoetis Inc. 5.400%, 11/14/2025	$ 250,000	$ 252,359
5.600%, 11/16/2032	250,000	267,720
AstraZeneca PLC 3.375%, 11/16/2025	150,000	148,806
Novartis Capital Corp. 3.000%, 11/20/2025	150,000	148,267
Eli Lilly & Co. 5.000%, 02/27/2026	50,000	50,011
3.375%, 03/15/2029	207,000	202,357
4.700%, 02/27/2033	150,000	154,315
4.700%, 02/09/2034	100,000	102,230
Johnson & Johnson 2.450%, 03/01/2026	150,000	147,105
Amgen Inc. 5.507%, 03/02/2026	50,000	50,017
2.600%, 08/19/2026	250,000	243,076
5.150%, 03/02/2028	250,000	257,428
3.000%, 02/22/2029	250,000	238,805
4.050%, 08/18/2029	250,000	248,245
5.250%, 03/02/2030	250,000	260,852
3.350%, 02/22/2032	150,000	139,807
4.200%, 03/01/2033	150,000	145,696
5.250%, 03/02/2033	250,000	260,269
Pfizer Investment Enterprises Pte. Ltd. 4.450%, 05/19/2026	250,000	251,567
4.450%, 05/19/2028	250,000	253,708
4.650%, 05/19/2030	250,000	256,177
4.750%, 05/19/2033	250,000	254,824
Astrazeneca Finance LLC 1.200%, 05/28/2026	250,000	239,194
4.800%, 02/26/2027	100,000	101,955
4.875%, 03/03/2028	250,000	256,894
4.900%, 03/03/2030	250,000	259,716
4.875%, 03/03/2033	150,000	155,913
5.000%, 02/26/2034	100,000	104,431
Bristol-Myers Squibb Co. 4.900%, 02/22/2027	100,000	102,146
5.100%, 02/22/2031	300,000	314,134
2.950%, 03/15/2032	250,000	227,883
5.200%, 02/22/2034	100,000	105,457
AbbVie Inc. 4.800%, 03/15/2027	100,000	101,939
3.200%, 11/21/2029	250,000	239,076
4.950%, 03/15/2031	100,000	103,979
GlaxoSmithKline Capital Inc. 3.875%, 05/15/2028	250,000	248,884
Merck & Co. Inc. 4.050%, 05/17/2028	250,000	252,104
3.400%, 03/07/2029	150,000	146,581
4.300%, 05/17/2030	50,000	50,739
4.500%, 05/17/2033	150,000	152,458
Sanofi SA 3.625%, 06/19/2028	150,000	148,768
	Principal amount	Value
Corporate Bonds (Cont.)
Biotechnology & Pharmaceuticals (Cont.)
Pfizer Inc. 3.450%, 03/15/2029	$ 150,000	$ 146,982
Gilead Sciences Inc. 1.650%, 10/01/2030	300,000	259,017
		8,051,891
Building Materials (0.00%)
Owens Corning 3.500%, 02/15/2030	100,000	94,977
		94,977
Cable & Satellite (0.09%)
Comcast Corp. 5.250%, 11/07/2025	250,000	252,689
3.300%, 04/01/2027	200,000	196,768
5.350%, 11/15/2027	250,000	260,048
4.550%, 01/15/2029	250,000	254,356
5.500%, 11/15/2032	250,000	267,658
4.650%, 02/15/2033	250,000	253,575
4.800%, 05/15/2033	250,000	254,935
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250%, 01/15/2029	250,000	222,589
4.400%, 04/01/2033	250,000	228,718
		2,191,336
Chemicals (0.12%)
Nutrien Ltd. 5.950%, 11/07/2025	150,000	152,341
4.900%, 03/27/2028	150,000	152,963
EIDP Inc. 4.500%, 05/15/2026	150,000	150,931
FMC Corp. 5.150%, 05/18/2026	150,000	151,372
Albemarle Corp. 4.650%, 06/01/2027	150,000	150,661
5.050%, 06/01/2032	150,000	150,039
Celanese U.S. Holdings LLC 6.165%, 07/15/2027	150,000	155,431
6.350%, 11/15/2028	150,000	158,374
6.330%, 07/15/2029	150,000	159,064
6.550%, 11/15/2030	150,000	161,683
6.379%, 07/15/2032	150,000	160,368
Ecolab Inc. 5.250%, 01/15/2028	150,000	156,059
Air Products and Chemicals Inc. 4.600%, 02/08/2029	100,000	102,418
4.800%, 03/03/2033	100,000	103,297
4.850%, 02/08/2034	100,000	103,118
Cabot Corp. 5.000%, 06/30/2032	150,000	152,063
Eastman Chemical Co. 5.750%, 03/08/2033	100,000	105,696
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Avery Dennison Corp. 5.750%, 03/15/2033	$ 100,000	$ 107,068
Dow Chemical Co., The 6.300%, 03/15/2033	150,000	165,442
5.150%, 02/15/2034	100,000	102,745
LYB International Finance III LLC 5.500%, 03/01/2034	100,000	104,010
		2,905,143
Commercial Support Services (0.06%)
GXO Logistics Inc. 1.650%, 07/15/2026	250,000	237,690
2.650%, 07/15/2031	150,000	127,941
Waste Management Inc. 4.875%, 02/15/2029	150,000	155,057
4.625%, 02/15/2030	100,000	102,432
4.150%, 04/15/2032	100,000	99,170
4.625%, 02/15/2033	100,000	101,756
RELX Capital Inc. 4.000%, 03/18/2029	150,000	148,653
3.000%, 05/22/2030	150,000	140,438
Republic Services Inc. 4.875%, 04/01/2029	150,000	154,192
2.375%, 03/15/2033	100,000	84,972
Waste Connections Inc. 2.600%, 02/01/2030	200,000	184,619
		1,536,920
Construction Materials (0.00%)
Owens Corning 5.500%, 06/15/2027	100,000	103,246
		103,246
Containers & Packaging (0.01%)
Berry Global Inc. 5.500%, 04/15/2028	100,000	102,468
WRKCo Inc. 4.900%, 03/15/2029	100,000	101,829
Amcor Finance U.S.A. Inc. 5.625%, 05/26/2033	100,000	105,268
		309,565
Diversified Industrials (0.03%)
Parker-Hannifin Corp. 4.250%, 09/15/2027	150,000	150,482
4.500%, 09/15/2029	150,000	151,704
Honeywell International Inc. 4.950%, 02/15/2028	150,000	155,257
4.250%, 01/15/2029	150,000	152,096
5.000%, 02/15/2033	125,000	130,661
4.500%, 01/15/2034	100,000	100,893
		841,093
	Principal amount	Value
Corporate Bonds (Cont.)
E-Commerce Discretionary (0.10%)
eBay Inc. 5.900%, 11/22/2025	$ 250,000	$ 253,662
5.950%, 11/22/2027	250,000	264,491
6.300%, 11/22/2032	250,000	277,664
Amazon.com Inc. 4.600%, 12/01/2025	150,000	151,008
3.300%, 04/13/2027	150,000	148,084
4.550%, 12/01/2027	250,000	255,218
3.450%, 04/13/2029	250,000	246,242
4.650%, 12/01/2029	150,000	155,021
2.100%, 05/12/2031	150,000	132,784
3.600%, 04/13/2032	250,000	241,589
4.700%, 12/01/2032	250,000	259,895
		2,385,658
Electric (0.00%)
Entergy Louisiana LLC 5.150%, 09/15/2034	100,000	103,021
		103,021
Electric Utilities (0.57%)
Southern Co., The 5.150%, 10/06/2025	50,000	50,364
5.113%, 08/01/2027	150,000	153,471
4.850%, 06/15/2028	150,000	153,593
5.500%, 03/15/2029	50,000	52,447
5.700%, 10/15/2032	150,000	160,746
5.200%, 06/15/2033	150,000	155,435
3.750%, 09/15/2051(c)	100,000	96,784
National Rural Utilities Cooperative Finance Corp. 5.450%, 10/30/2025	150,000	151,944
4.450%, 03/13/2026	150,000	150,733
4.800%, 03/15/2028	150,000	153,366
5.150%, 06/15/2029	50,000	51,894
5.000%, 02/07/2031	100,000	104,561
Wisconsin Public Service Corp. 5.350%, 11/10/2025	150,000	151,627
Duke Energy Corp. 5.000%, 12/08/2025	150,000	151,028
5.000%, 12/08/2027	150,000	153,694
4.300%, 03/15/2028	150,000	150,143
5.450%, 06/15/2034	50,000	52,182
WEC Energy Group Inc. 4.750%, 01/09/2026	150,000	150,639
5.150%, 10/01/2027	150,000	153,964
4.750%, 01/15/2028	150,000	152,358
Florida Power & Light Co. 4.450%, 05/15/2026	150,000	151,104
5.050%, 04/01/2028	150,000	154,810
4.400%, 05/15/2028	150,000	151,789
5.150%, 06/15/2029	50,000	52,155
4.625%, 05/15/2030	150,000	153,858
5.100%, 04/01/2033	150,000	156,914
4.800%, 05/15/2033	150,000	153,545
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
5.300%, 06/15/2034	$ 50,000	$ 53,036
Eversource Energy 4.750%, 05/15/2026	150,000	150,847
2.900%, 03/01/2027	150,000	145,152
4.600%, 07/01/2027	150,000	150,939
5.450%, 03/01/2028	150,000	155,512
5.850%, 04/15/2031	100,000	106,267
5.125%, 05/15/2033	150,000	152,545
5.950%, 07/15/2034	100,000	107,478
Southern California Edison Co. 4.900%, 06/01/2026	150,000	151,431
4.700%, 06/01/2027	150,000	152,099
5.850%, 11/01/2027	150,000	157,554
5.300%, 03/01/2028	150,000	155,157
5.950%, 11/01/2032	150,000	163,249
Algonquin Power & Utilities Corp. 5.365%, 06/15/2026	100,000	101,209
Sempra 5.400%, 08/01/2026	100,000	101,863
3.700%, 04/01/2029	100,000	96,974
5.500%, 08/01/2033	200,000	209,738
6.875%, 10/01/2054(c)	50,000	51,827
CenterPoint Energy Inc. 5.250%, 08/10/2026	150,000	152,438
Exelon Corp. 2.750%, 03/15/2027	150,000	145,156
5.150%, 03/15/2028	150,000	154,136
5.300%, 03/15/2033	150,000	156,413
Virginia Electric and Power Co. 3.750%, 05/15/2027	150,000	148,843
5.000%, 04/01/2033	150,000	153,650
5.300%, 08/15/2033	150,000	156,265
5.000%, 01/15/2034	100,000	102,446
Pacific Gas and Electric Co. 5.450%, 06/15/2027	150,000	153,570
4.550%, 07/01/2030	150,000	148,841
4.400%, 03/01/2032	150,000	145,804
5.900%, 06/15/2032	150,000	158,736
6.400%, 06/15/2033	150,000	163,951
6.950%, 03/15/2034	100,000	113,654
5.800%, 05/15/2034	100,000	105,685
NextEra Energy Capital Holdings Inc. 4.625%, 07/15/2027	150,000	152,246
4.900%, 02/28/2028	150,000	153,314
4.900%, 03/15/2029	100,000	102,528
5.000%, 02/28/2030	150,000	155,111
5.000%, 07/15/2032	150,000	154,400
5.050%, 02/28/2033	150,000	154,415
6.700%, 09/01/2054(c)	50,000	52,450
Alabama Power Co. 3.750%, 09/01/2027	150,000	149,285
American Electric Power Co. Inc. 5.750%, 11/01/2027	150,000	156,772
5.950%, 11/01/2032	150,000	162,486
7.050%, 12/15/2054(c)	50,000	52,565
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Public Service Enterprise Group Inc. 5.850%, 11/15/2027	$ 150,000	$ 157,107
Consumers Energy Co. 4.650%, 03/01/2028	150,000	152,491
4.625%, 05/15/2033	150,000	151,814
Constellation Energy Generation LLC 5.600%, 03/01/2028	150,000	156,554
Black Hills Corp. 5.950%, 03/15/2028	150,000	157,403
Georgia Power Co. 4.650%, 05/16/2028	150,000	152,719
4.700%, 05/15/2032	150,000	152,813
4.950%, 05/17/2033	150,000	154,199
5.250%, 03/15/2034	100,000	104,838
DTE Energy Co. 4.875%, 06/01/2028	150,000	153,148
5.100%, 03/01/2029	50,000	51,488
AES Corp., The 5.450%, 06/01/2028	150,000	154,408
National Grid PLC 5.602%, 06/12/2028	150,000	156,626
5.809%, 06/12/2033	150,000	160,415
San Diego Gas & Electric Co. 4.950%, 08/15/2028	150,000	154,131
Edison International 5.450%, 06/15/2029	50,000	51,928
PacifiCorp 5.300%, 02/15/2031	100,000	104,080
5.450%, 02/15/2034	100,000	103,937
Puget Energy Inc. 4.224%, 03/15/2032	150,000	141,046
AEP Texas Inc. 4.700%, 05/15/2032	150,000	150,534
Xcel Energy Inc. 4.600%, 06/01/2032	150,000	148,603
5.450%, 08/15/2033	150,000	155,620
Dominion Energy Inc. 5.375%, 11/15/2032	150,000	156,973
6.875%, 02/01/2055(c)	50,000	53,104
Duke Energy Carolinas LLC 4.950%, 01/15/2033	150,000	154,629
4.850%, 01/15/2034	100,000	102,281
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	100,000	115,125
Southwestern Electric Power Co. 5.300%, 04/01/2033	100,000	103,210
PPL Electric Utilities Corp. 5.000%, 05/15/2033	150,000	154,622
4.850%, 02/15/2034	100,000	102,271
Ameren Illinois Co. 4.950%, 06/01/2033	150,000	154,313
Public Service Electric and Gas Co. 5.200%, 08/01/2033	150,000	157,948
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Arizona Public Service Co. 5.550%, 08/01/2033	$ 150,000	$ 156,385
5.700%, 08/15/2034	100,000	105,573
Oncor Electric Delivery Co. LLC 5.650%, 11/15/2033	100,000	107,817
Duke Energy Florida LLC 5.875%, 11/15/2033	100,000	109,421
Entergy Corp. 7.125%, 12/01/2054(c)	50,000	51,842
		14,304,601
Electrical Equipment (0.04%)
Tyco Electronics Group SA 4.500%, 02/13/2026	150,000	150,787
Amphenol Corp. 4.750%, 03/30/2026	150,000	151,063
Vontier Corp. 1.800%, 04/01/2026	150,000	143,611
2.950%, 04/01/2031	150,000	130,500
Otis Worldwide Corp. 5.250%, 08/16/2028	150,000	155,433
Lennox International Inc. 5.500%, 09/15/2028	100,000	104,230
Allegion U.S. Holding Co. Inc. 5.411%, 07/01/2032	150,000	156,203
Trane Technologies Financing Ltd. 5.250%, 03/03/2033	100,000	105,068
		1,096,895
Engineering & Construction (0.01%)
Ste Transcore Holdings Inc. 4.125%, 05/23/2026	250,000	249,250
Jacobs Engineering Group Inc. 6.350%, 08/18/2028	100,000	106,408
		355,658
Entertainment Content (0.05%)
Warnermedia Holdings Inc. 6.412%, 03/15/2026	500,000	500,295
4.279%, 03/15/2032	500,000	444,166
Netflix Inc. 4.375%, 11/15/2026	100,000	100,732
4.875%, 04/15/2028	100,000	102,456
		1,147,649
Environmental Control (0.01%)
Veralto Corp. 5.500%, 09/18/2026	100,000	102,238
5.350%, 09/18/2028	100,000	104,140
		206,378
Food (0.13%)
General Mills Inc. 5.241%, 11/18/2025	200,000	200,060
4.950%, 03/29/2033	100,000	102,576
	Principal amount	Value
Corporate Bonds (Cont.)
Food (Cont.)
Conagra Brands Inc. 5.300%, 10/01/2026	$ 250,000	$ 254,798
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l. 2.500%, 01/15/2027	250,000	239,182
5.125%, 02/01/2028	250,000	253,351
3.000%, 02/02/2029	250,000	232,636
5.500%, 01/15/2030	250,000	253,226
3.625%, 01/15/2032	250,000	228,562
5.750%, 04/01/2033	73,000	75,634
Mondelez International Inc. 2.625%, 03/17/2027	250,000	241,448
Kraft Heinz Foods Co. 3.750%, 04/01/2030	250,000	243,883
Pilgrim's Pride Corp. 4.250%, 04/15/2031	250,000	237,575
3.500%, 03/01/2032	250,000	221,975
6.250%, 07/01/2033	100,000	106,096
Kellanova 5.250%, 03/01/2033	100,000	104,544
McCormick & Co. Inc. 4.950%, 04/15/2033	100,000	102,567
Hershey Co., The 4.500%, 05/04/2033	100,000	101,865
		3,199,978
Gas (0.00%)
Southern Co. Gas Capital Corp. 4.950%, 09/15/2034	100,000	101,044
		101,044
Gas & Water Utilities (0.04%)
National Fuel Gas Co. 5.500%, 10/01/2026	250,000	255,115
Southern California Gas Co. 2.950%, 04/15/2027	100,000	97,327
5.200%, 06/01/2033	100,000	103,948
CenterPoint Energy Resources Corp. 5.250%, 03/01/2028	100,000	103,254
5.400%, 03/01/2033	100,000	105,420
NiSource Inc. 5.250%, 03/30/2028	100,000	103,008
5.200%, 07/01/2029	50,000	51,773
Southwest Gas Corp. 4.050%, 03/15/2032	100,000	95,105
American Water Capital Corp. 4.450%, 06/01/2032	100,000	100,487
		1,015,437
Health Care Facilities & Services (0.32%)
UnitedHealth Group Inc. 5.150%, 10/15/2025	250,000	252,548
3.700%, 05/15/2027	250,000	248,825
5.250%, 02/15/2028	250,000	260,167
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Corporate Bonds (Cont.)
Health Care Facilities & Services (Cont.)
4.000%, 05/15/2029	$ 250,000	$ 249,391
5.300%, 02/15/2030	250,000	263,625
4.200%, 05/15/2032	250,000	248,035
5.350%, 02/15/2033	100,000	106,221
4.500%, 04/15/2033	100,000	100,445
Elevance Health Inc. 5.350%, 10/15/2025	50,000	50,418
4.900%, 02/08/2026	500,000	499,700
5.500%, 10/15/2032	250,000	265,668
4.750%, 02/15/2033	250,000	252,873
5.375%, 06/15/2034	100,000	105,121
CVS Health Corp. 5.000%, 02/20/2026	250,000	251,706
5.000%, 01/30/2029	150,000	153,153
5.125%, 02/21/2030	250,000	256,356
5.250%, 01/30/2031	250,000	257,400
5.250%, 02/21/2033	100,000	102,170
5.300%, 06/01/2033	100,000	102,191
Cigna Group, The 5.685%, 03/15/2026	150,000	150,037
5.000%, 05/15/2029	300,000	308,977
5.125%, 05/15/2031	100,000	103,919
5.250%, 02/15/2034	100,000	103,554
Universal Health Services Inc. 1.650%, 09/01/2026	250,000	236,816
2.650%, 10/15/2030	250,000	222,975
HCA Inc. 3.125%, 03/15/2027	150,000	145,794
5.200%, 06/01/2028	150,000	153,919
3.375%, 03/15/2029	150,000	143,209
5.450%, 04/01/2031	100,000	104,190
3.625%, 03/15/2032	100,000	92,471
5.500%, 06/01/2033	100,000	103,843
CommonSpirit Health 6.073%, 11/01/2027	150,000	157,584
Humana Inc. 5.750%, 03/01/2028	250,000	260,703
3.700%, 03/23/2029	250,000	243,259
5.375%, 04/15/2031	100,000	103,578
IQVIA Inc. 5.700%, 05/15/2028	200,000	207,689
6.250%, 02/01/2029	100,000	106,292
Centene Corp. 2.450%, 07/15/2028	250,000	230,231
2.500%, 03/01/2031	400,000	343,812
McKesson Corp. 4.900%, 07/15/2028	150,000	154,412
5.100%, 07/15/2033	100,000	103,835
Adventist Health System 5.430%, 03/01/2032	150,000	154,057
Sutter Health 5.164%, 08/15/2033	100,000	103,557
Quest Diagnostics Inc. 6.400%, 11/30/2033	100,000	111,765
		8,176,491
	Principal amount	Value
Corporate Bonds (Cont.)
Healthcare - Services (0.00%)
UnitedHealth Group Inc. 5.150%, 07/15/2034	$ 100,000	$ 104,369
		104,369
Home & Office Products (0.00%)
Whirlpool Corp. 4.700%, 05/14/2032	100,000	99,076
		99,076
Home Construction (0.03%)
D.R. Horton Inc. 2.600%, 10/15/2025	100,000	98,040
1.300%, 10/15/2026	100,000	94,603
1.400%, 10/15/2027	100,000	92,567
MDC Holdings Inc. 2.500%, 01/15/2031	100,000	88,281
Fortune Brands Innovations Inc. 4.000%, 03/25/2032	150,000	142,814
5.875%, 06/01/2033	100,000	107,323
		623,628
Household Products (0.09%)
Procter & Gamble Co., The 4.100%, 01/26/2026	100,000	100,423
1.900%, 02/01/2027	100,000	95,910
3.950%, 01/26/2028	100,000	100,612
2.300%, 02/01/2032	100,000	90,344
4.050%, 01/26/2033	100,000	100,150
Colgate-Palmolive Co. 4.800%, 03/02/2026	100,000	101,278
3.100%, 08/15/2027	100,000	98,503
4.600%, 03/01/2028	100,000	102,610
Kenvue Inc. 5.350%, 03/22/2026	100,000	101,941
5.050%, 03/22/2028	100,000	103,477
5.000%, 03/22/2030	100,000	104,469
4.900%, 03/22/2033	100,000	103,514
Haleon U.S. Capital LLC 3.375%, 03/24/2027	250,000	245,574
3.625%, 03/24/2032	250,000	235,157
Unilever Capital Corp. 1.375%, 09/14/2030	300,000	256,737
Clorox Co., The 4.600%, 05/01/2032	100,000	101,328
Church & Dwight Co. Inc. 5.600%, 11/15/2032	100,000	107,632
Estee Lauder Cos. Inc., The 4.650%, 05/15/2033	100,000	101,149
		2,250,808
Industrial Intermediate Products (0.01%)
Timken Co., The 4.125%, 04/01/2032	150,000	144,307
		144,307
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (0.56%)
Nomura Holdings Inc. 5.709%, 01/09/2026	$ 250,000	$ 253,217
5.842%, 01/18/2028	500,000	519,323
6.181%, 01/18/2033	250,000	270,427
Bank of New York Mellon Corp., The 2.800%, 05/04/2026	250,000	244,904
2.450%, 08/17/2026	250,000	243,350
4.947%, 04/26/2027(c)	100,000	100,968
3.400%, 01/29/2028	250,000	244,797
3.992%, 06/13/2028(c)	150,000	149,263
5.834%, 10/25/2033(c)	150,000	162,474
4.706%, 02/01/2034(c)	150,000	151,003
6.474%, 10/25/2034(c)	250,000	282,553
State Street Corp. 2.650%, 05/19/2026	250,000	244,565
5.272%, 08/03/2026	150,000	153,178
2.203%, 02/07/2028(c)	150,000	143,489
5.159%, 05/18/2034(c)	150,000	156,028
Morgan Stanley(Variable, U.S. SOFR + 1.77%) 6.138%, 10/16/2026(c)	100,000	101,563
5.050%, 01/28/2027(c)	250,000	252,334
1.512%, 07/20/2027(c)	250,000	237,742
2.475%, 01/21/2028(c)	250,000	240,081
5.652%, 04/13/2028(c)	100,000	103,234
4.210%, 04/20/2028(c)	250,000	249,492
3.772%, 01/24/2029(c)	150,000	147,530
5.123%, 02/01/2029(c)	250,000	256,310
5.164%, 04/20/2029(c)	250,000	256,965
5.449%, 07/20/2029(c)	250,000	259,775
6.407%, 11/01/2029(c)	150,000	161,190
5.173%, 01/16/2030(c)	150,000	154,627
4.431%, 01/23/2030(c)	250,000	250,547
5.656%, 04/18/2030(c)	250,000	262,979
5.042%, 07/19/2030(c)	250,000	256,907
2.699%, 01/22/2031(c)	250,000	228,973
2.239%, 07/21/2032(c)	250,000	215,235
2.943%, 01/21/2033(c)	250,000	223,312
4.889%, 07/20/2033(c)	500,000	506,248
6.342%, 10/18/2033(c)	500,000	556,018
5.250%, 04/21/2034(c)	150,000	154,918
5.424%, 07/21/2034(c)	150,000	156,428
6.627%, 11/01/2034(c)	100,000	113,105
2.484%, 09/16/2036(c)	250,000	209,187
5.297%, 04/20/2037(c)	250,000	251,892
5.948%, 01/19/2038(c)	250,000	262,083
5.942%, 02/07/2039(c)	250,000	262,488
Goldman Sachs Group Inc., The(Variable, U.S. SOFR + 1.51%) 4.387%, 06/15/2027(c)	250,000	250,552
1.542%, 09/10/2027(c)	100,000	94,771
1.948%, 10/21/2027(c)	200,000	190,663
2.640%, 02/24/2028(c)	250,000	240,297
3.615%, 03/15/2028(c)	250,000	245,960
4.482%, 08/23/2028(c)	250,000	251,321
4.223%, 05/01/2029(c)	150,000	149,125
	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
6.484%, 10/24/2029(c)	$ 150,000	$ 161,526
5.727%, 04/25/2030(c)	250,000	262,738
5.049%, 07/23/2030(c)	250,000	256,519
2.615%, 04/22/2032(c)	250,000	220,929
2.383%, 07/21/2032(c)	250,000	216,813
3.102%, 02/24/2033(c)	500,000	449,866
6.561%, 10/24/2034(c)	100,000	112,899
5.851%, 04/25/2035(c)	100,000	107,450
5.330%, 07/23/2035(c)	100,000	103,588
Intercontinental Exchange Inc. 4.000%, 09/15/2027	250,000	250,424
4.350%, 06/15/2029	250,000	251,954
4.600%, 03/15/2033	250,000	252,846
CME Group Inc. 2.650%, 03/15/2032	100,000	90,345
Nasdaq Inc. 5.550%, 02/15/2034	100,000	105,494
Goldman Sachs Capital I 6.345%, 02/15/2034	100,000	107,924
Jefferies Financial Group Inc. 6.200%, 04/14/2034	100,000	107,049
		14,131,755
Insurance (0.15%)
Berkshire Hathaway Finance Corp. 2.300%, 03/15/2027	50,000	48,395
Progressive Corp., The 2.500%, 03/15/2027	50,000	48,207
Aon Corp./Aon Global Holdings PLC 2.850%, 05/28/2027	150,000	145,561
5.350%, 02/28/2033	250,000	261,178
Willis North America Inc. 4.650%, 06/15/2027	250,000	251,986
F&G Annuities & Life Inc. 7.400%, 01/13/2028	250,000	264,060
6.500%, 06/04/2029	100,000	102,998
Corebridge Financial Inc. 3.850%, 04/05/2029	250,000	243,529
3.900%, 04/05/2032	250,000	234,478
6.875%, 12/15/2052(c)	250,000	258,790
MetLife Inc. 4.550%, 03/23/2030	250,000	255,695
Aflac Inc. 3.600%, 04/01/2030	250,000	241,743
Marsh & McLennan Cos. Inc. 2.250%, 11/15/2030	250,000	223,686
Lincoln National Corp. 3.400%, 01/15/2031	150,000	138,772
American International Group Inc. 5.125%, 03/27/2033	250,000	257,636
Allstate Corp., The 5.250%, 03/30/2033	250,000	260,686
Aon North America Inc. 5.450%, 03/01/2034	100,000	104,992
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Corporate Bonds (Cont.)
Insurance (Cont.)
Prudential Financial Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.16%) 5.125%, 03/01/2052(c)	$ 250,000	$ 248,082
6.000%, 09/01/2052(c)	250,000	259,054
		3,849,528
Internet Media & Services (0.07%)
Alphabet Inc. 1.998%, 08/15/2026	150,000	145,399
Meta Platforms Inc. 3.500%, 08/15/2027	500,000	495,910
4.600%, 05/15/2028	500,000	512,879
4.800%, 05/15/2030	100,000	104,022
3.850%, 08/15/2032	200,000	194,422
4.950%, 05/15/2033	250,000	262,411
		1,715,043
Investment Companies (0.02%)
Blackstone Secured Lending Fund 5.875%, 11/15/2027	150,000	152,526
Blue Owl Capital Corp. 5.950%, 03/15/2029	100,000	102,118
Ares Capital Corp. 5.950%, 07/15/2029	150,000	153,967
		408,611
IT Services (0.08%)
International Business Machines Corp. 4.500%, 02/06/2026	250,000	251,151
2.200%, 02/09/2027	150,000	143,645
4.150%, 07/27/2027	150,000	150,575
4.500%, 02/06/2028	100,000	101,396
1.950%, 05/15/2030	200,000	176,950
4.750%, 02/06/2033	250,000	256,256
CGI Inc. 1.450%, 09/14/2026	150,000	141,883
Kyndryl Holdings Inc. 2.050%, 10/15/2026	150,000	142,603
2.700%, 10/15/2028	250,000	231,544
3.150%, 10/15/2031	150,000	131,816
Booz Allen Hamilton Inc. 5.950%, 08/04/2033	100,000	106,735
IBM International Capital Pte. Ltd. 4.900%, 02/05/2034	100,000	102,580
		1,937,134
Leisure Facilities & Services (0.07%)
Sands China Ltd. 3.800%, 01/08/2026	200,000	196,528
Starbucks Corp. 4.750%, 02/15/2026	250,000	251,792
2.250%, 03/12/2030	100,000	90,215
4.800%, 02/15/2033	100,000	102,481
	Principal amount	Value
Corporate Bonds (Cont.)
Leisure Facilities & Services (Cont.)
Hyatt Hotels Corp. 5.750%, 01/30/2027	$ 250,000	$ 256,121
Las Vegas Sands Corp. 5.900%, 06/01/2027	100,000	102,691
6.000%, 08/15/2029	100,000	103,920
McDonald's Corp. 4.800%, 08/14/2028	250,000	256,640
3.600%, 07/01/2030	150,000	145,596
4.950%, 08/14/2033	100,000	103,930
Marriott International Inc. 4.900%, 04/15/2029	250,000	255,118
		1,865,032
Machinery (0.15%)
Caterpillar Financial Services Corp. 4.800%, 01/06/2026	100,000	100,937
4.350%, 05/15/2026	100,000	100,583
4.500%, 01/08/2027	100,000	101,398
3.600%, 08/12/2027	100,000	99,376
John Deere Capital Corp. 4.800%, 01/09/2026	100,000	100,920
5.050%, 03/03/2026	100,000	101,454
4.950%, 03/06/2026	100,000	101,273
4.750%, 06/08/2026	100,000	101,404
5.150%, 09/08/2026	100,000	102,341
4.500%, 01/08/2027	100,000	101,287
4.150%, 09/15/2027	100,000	100,746
4.900%, 03/03/2028	100,000	102,934
4.950%, 07/14/2028	100,000	103,319
4.850%, 10/11/2029	150,000	155,324
4.700%, 06/10/2030	150,000	154,551
4.350%, 09/15/2032	100,000	100,713
5.100%, 04/11/2034	100,000	104,707
5.050%, 06/12/2034	100,000	104,411
Regal Rexnord Corp. 6.050%, 02/15/2026	150,000	152,314
6.050%, 04/15/2028	150,000	155,958
6.300%, 02/15/2030	150,000	159,537
6.400%, 04/15/2033	250,000	267,378
Stanley Black & Decker Inc. 6.000%, 03/06/2028	150,000	158,207
CNH Industrial Capital LLC 4.550%, 04/10/2028	100,000	100,533
Eaton Corp. 4.350%, 05/18/2028	150,000	151,895
4.150%, 03/15/2033	100,000	98,759
Ingersoll Rand Inc. 5.400%, 08/14/2028	150,000	156,328
5.700%, 08/14/2033	100,000	107,142
5.450%, 06/15/2034	100,000	105,228
Pentair Finance S.a.r.l. 5.900%, 07/15/2032	100,000	107,042
AGCO Corp. 5.800%, 03/21/2034	100,000	104,570
		3,762,569
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Corporate Bonds (Cont.)
Medical Equipment & Devices (0.12%)
GE HealthCare Technologies Inc. 5.600%, 11/15/2025	$ 250,000	$ 252,678
5.650%, 11/15/2027	150,000	156,066
5.857%, 03/15/2030	250,000	267,588
5.905%, 11/22/2032	250,000	270,798
Illumina Inc. 5.800%, 12/12/2025	250,000	253,261
5.750%, 12/13/2027	150,000	155,819
Thermo Fisher Scientific Inc. 4.953%, 08/10/2026	250,000	254,221
4.800%, 11/21/2027	150,000	153,949
4.977%, 08/10/2030	250,000	260,546
5.086%, 08/10/2033	100,000	104,610
Baxter International Inc. 1.915%, 02/01/2027	150,000	142,043
2.539%, 02/01/2032	100,000	86,730
Bio-Rad Laboratories Inc. 3.300%, 03/15/2027	150,000	146,395
Becton Dickinson & Co. 4.693%, 02/13/2028	150,000	151,929
Medtronic Global Holdings SCA 4.250%, 03/30/2028	150,000	151,266
4.500%, 03/30/2033	100,000	100,557
Solventum Corp. 5.450%, 03/13/2031(b)	100,000	103,089
		3,011,545
Metals & Mining (0.03%)
BHP Billiton Finance U.S.A. Ltd. 4.875%, 02/27/2026	150,000	151,460
4.750%, 02/28/2028	150,000	153,091
5.100%, 09/08/2028	100,000	103,417
4.900%, 02/28/2033	100,000	102,621
Yamana Gold Inc. 2.630%, 08/15/2031	150,000	129,861
Rio Tinto Finance U.S.A. PLC 5.000%, 03/09/2033	100,000	104,718
Vale Overseas Ltd. 6.125%, 06/12/2033	100,000	105,903
		851,071
Oil & Gas (0.02%)
HF Sinclair Corp. 6.375%, 04/15/2027	100,000	101,379
BP Capital Markets America Inc. 4.970%, 10/17/2029	100,000	103,186
4.893%, 09/11/2033	100,000	101,750
4.989%, 04/10/2034	100,000	102,176
		408,491
Oil & Gas Supply Chain (0.45%)
Chevron Corp. 3.326%, 11/17/2025	150,000	148,749
2.236%, 05/11/2030	250,000	227,015
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
Enterprise Products Operating LLC 5.050%, 01/10/2026	$ 250,000	$ 252,820
5.350%, 01/31/2033	100,000	104,960
TransCanada PipeLines Ltd. 4.875%, 01/15/2026	150,000	150,649
6.203%, 03/09/2026	250,000	250,244
4.250%, 05/15/2028	150,000	149,578
Williams Cos. Inc., The 5.400%, 03/02/2026	250,000	253,241
5.300%, 08/15/2028	250,000	258,094
2.600%, 03/15/2031	250,000	220,918
5.650%, 03/15/2033	100,000	104,654
Pioneer Natural Resources Co. 5.100%, 03/29/2026	250,000	253,526
HF Sinclair Corp. 5.875%, 04/01/2026	100,000	101,414
Shell International Finance B.V. 2.875%, 05/10/2026	150,000	147,114
Phillips 66 Co. 3.550%, 10/01/2026	250,000	246,754
4.950%, 12/01/2027	125,000	127,918
3.750%, 03/01/2028	100,000	98,455
3.150%, 12/15/2029	150,000	141,833
5.300%, 06/30/2033	150,000	154,631
ONEOK Inc. 5.550%, 11/01/2026	250,000	255,665
5.650%, 11/01/2028	250,000	261,296
5.800%, 11/01/2030	250,000	266,150
6.100%, 11/15/2032	150,000	161,473
Kinder Morgan Inc. 1.750%, 11/15/2026	250,000	237,594
5.200%, 06/01/2033	100,000	101,231
5.400%, 02/01/2034	100,000	102,476
Enbridge Inc. 5.900%, 11/15/2026	100,000	103,267
6.000%, 11/15/2028	100,000	106,193
5.700%, 03/08/2033	150,000	158,092
Energy Transfer L.P. 6.050%, 12/01/2026	100,000	103,506
5.550%, 02/15/2028	250,000	258,396
5.750%, 02/15/2033	100,000	104,586
6.550%, 12/01/2033	100,000	110,401
5.550%, 05/15/2034	100,000	103,541
Exxon Mobil Corp. 3.294%, 03/19/2027	250,000	248,439
2.610%, 10/15/2030	250,000	230,442
Coterra Energy Inc. 3.900%, 05/15/2027	250,000	246,292
4.375%, 03/15/2029	250,000	246,839
Targa Resources Corp. 5.200%, 07/01/2027	250,000	255,728
6.150%, 03/01/2029	100,000	106,553
6.125%, 03/15/2033	100,000	107,314
Chevron U.S.A. Inc. 1.018%, 08/12/2027	250,000	231,169
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas Supply Chain (Cont.)
3.850%, 01/15/2028	$ 250,000	$ 250,511
3.250%, 10/15/2029	250,000	241,997
EQT Corp. 5.700%, 04/01/2028	250,000	258,673
Ovintiv Inc. 5.650%, 05/15/2028	250,000	257,895
6.250%, 07/15/2033	250,000	264,551
Occidental Petroleum Corp. 6.375%, 09/01/2028	100,000	105,153
8.875%, 07/15/2030	100,000	117,958
Cheniere Energy Inc. 4.625%, 10/15/2028	250,000	248,368
Eastern Gas Transmission & Storage Inc. 3.000%, 11/15/2029	150,000	140,326
Cheniere Corp.us Christi Holdings LLC 3.700%, 11/15/2029	250,000	240,352
Diamondback Energy Inc. 5.150%, 01/30/2030	100,000	102,597
6.250%, 03/15/2033	250,000	269,617
5.400%, 04/18/2034	100,000	102,085
BP Capital Markets America Inc. 2.721%, 01/12/2032	250,000	222,815
4.812%, 02/13/2033	250,000	253,344
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.000%, 01/15/2032	250,000	235,234
MPLX L.P. 5.000%, 03/01/2033	100,000	100,055
Western Midstream Operating L.P. 6.150%, 04/01/2033	250,000	264,268
Cheniere Energy Partners L.P. 5.950%, 06/30/2033	100,000	105,815
		11,280,824
Oil, Gas Services & Equipment (0.02%)
Schlumberger Investment SA 4.500%, 05/15/2028	150,000	152,223
2.650%, 06/26/2030	100,000	91,931
4.850%, 05/15/2033	100,000	102,215
Helmerich & Payne Inc. 2.900%, 09/29/2031	100,000	85,711
		432,080
Real Estate Investment Trusts (0.43%)
Realty Income Corp. 4.625%, 11/01/2025	250,000	250,666
4.875%, 06/01/2026	250,000	252,165
4.700%, 12/15/2028	250,000	253,669
4.850%, 03/15/2030	250,000	256,203
5.625%, 10/13/2032	250,000	265,720
Weyerhaeuser Co. 4.750%, 05/15/2026	150,000	150,952
3.375%, 03/09/2033	100,000	91,415
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
Prologis L.P. 3.250%, 06/30/2026	$ 250,000	$ 246,425
3.375%, 12/15/2027	250,000	244,892
4.000%, 09/15/2028	250,000	249,111
2.875%, 11/15/2029	250,000	234,928
1.750%, 07/01/2030	250,000	218,054
4.750%, 06/15/2033	250,000	253,377
Extra Space Storage L.P. 3.500%, 07/01/2026	250,000	246,721
5.700%, 04/01/2028	250,000	260,194
3.900%, 04/01/2029	250,000	244,141
4.000%, 06/15/2029	50,000	49,020
5.500%, 07/01/2030	250,000	261,341
2.200%, 10/15/2030	100,000	87,613
2.400%, 10/15/2031	100,000	86,029
Crown Castle Inc. 1.050%, 07/15/2026	100,000	94,325
4.000%, 03/01/2027	100,000	99,299
2.900%, 03/15/2027	100,000	96,742
3.650%, 09/01/2027	100,000	98,029
5.000%, 01/11/2028	100,000	101,752
2.250%, 01/15/2031	100,000	86,712
2.100%, 04/01/2031	100,000	85,535
2.500%, 07/15/2031	100,000	87,032
5.100%, 05/01/2033	250,000	253,137
5.800%, 03/01/2034	100,000	106,057
Camden Property Trust 5.850%, 11/03/2026	50,000	51,724
Public Storage Operating Co. 1.500%, 11/09/2026	250,000	237,285
5.125%, 01/15/2029	50,000	52,128
Boston Properties L.P. 6.750%, 12/01/2027	250,000	264,368
Digital Realty Trust L.P. 5.550%, 01/15/2028	250,000	258,797
VICI Properties L.P. 4.750%, 02/15/2028	250,000	250,966
5.125%, 05/15/2032	250,000	251,016
American Tower Corp. 5.500%, 03/15/2028	500,000	517,815
5.250%, 07/15/2028	500,000	514,902
5.650%, 03/15/2033	500,000	528,183
Rexford Industrial Realty L.P. 5.000%, 06/15/2028	250,000	253,861
Alexandria Real Estate Equities Inc. 4.900%, 12/15/2030	50,000	51,029
AvalonBay Communities Inc. 2.450%, 01/15/2031	250,000	223,032
CubeSmart L.P. 2.000%, 02/15/2031	150,000	128,426
Kimco Realty OP LLC 3.200%, 04/01/2032	250,000	226,385
American Homes 4 Rent L.P. 3.625%, 04/15/2032	250,000	231,108
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Corporate Bonds (Cont.)
Real Estate Investment Trusts (Cont.)
Equinix Inc. 3.900%, 04/15/2032	$ 150,000	$ 143,633
Invitation Homes Operating Partnership L.P. 4.150%, 04/15/2032	250,000	238,802
Welltower OP LLC 3.850%, 06/15/2032	250,000	237,923
Healthpeak OP LLC 5.250%, 12/15/2032	250,000	257,531
Sun Communities Operating L.P. 5.700%, 01/15/2033	250,000	257,712
Simon Property Group L.P. 5.500%, 03/08/2033	250,000	264,073
Equinix Europe 2 Financing Corp. LLC 5.500%, 06/15/2034	50,000	52,467
		10,804,422
Retail - Consumer Staples (0.10%)
Walmart Inc. 4.000%, 04/15/2026	250,000	250,712
3.950%, 09/09/2027	150,000	151,035
3.900%, 04/15/2028	250,000	251,218
4.000%, 04/15/2030	250,000	252,920
4.150%, 09/09/2032	250,000	252,914
4.100%, 04/15/2033	250,000	250,712
Target Corp. 1.950%, 01/15/2027	250,000	240,149
6.350%, 11/01/2032	100,000	114,278
4.400%, 01/15/2033	250,000	252,275
Dollar General Corp. 5.200%, 07/05/2028	250,000	255,331
Kroger Co., The 1.700%, 01/15/2031	250,000	211,644
		2,483,188
Retail - Discretionary (0.09%)
Lowe's Cos. Inc. 4.800%, 04/01/2026	250,000	252,000
3.350%, 04/01/2027	150,000	147,265
1.300%, 04/15/2028	150,000	136,154
3.750%, 04/01/2032	150,000	143,139
5.150%, 07/01/2033	250,000	260,548
AutoZone Inc. 5.050%, 07/15/2026	150,000	152,231
4.500%, 02/01/2028	150,000	151,323
6.250%, 11/01/2028	100,000	107,088
Home Depot Inc., The 2.875%, 04/15/2027	150,000	146,470
4.900%, 04/15/2029	100,000	103,597
4.500%, 09/15/2032	250,000	255,704
Genuine Parts Co. 6.500%, 11/01/2028	50,000	53,900
	Principal amount	Value
Corporate Bonds (Cont.)
Retail - Discretionary (Cont.)
AutoNation Inc. 3.850%, 03/01/2032	$ 150,000	$ 138,347
O'Reilly Automotive Inc. 4.700%, 06/15/2032	150,000	151,186
		2,198,952
Semiconductors (0.19%)
Intel Corp. 4.875%, 02/10/2026	250,000	251,252
3.750%, 08/05/2027	150,000	147,046
4.875%, 02/10/2028	100,000	101,048
1.600%, 08/12/2028	250,000	223,535
4.000%, 08/05/2029	150,000	146,457
5.125%, 02/10/2030	150,000	153,258
5.200%, 02/10/2033	250,000	253,287
NXP B.V./NXP Funding LLC 5.350%, 03/01/2026	100,000	100,982
Texas Instruments Inc. 1.125%, 09/15/2026	150,000	142,267
2.900%, 11/03/2027	150,000	145,575
4.900%, 03/14/2033	250,000	261,909
TSMC Arizona Corp. 1.750%, 10/25/2026	200,000	190,126
3.875%, 04/22/2027	200,000	198,832
NXP B.V./NXP Funding LLC/NXP U.S.A. Inc. 3.150%, 05/01/2027	150,000	145,812
3.400%, 05/01/2030	150,000	141,695
2.500%, 05/11/2031	100,000	87,630
QUALCOMM Inc. 3.250%, 05/20/2027	150,000	147,621
5.400%, 05/20/2033	250,000	269,360
Broadcom Inc. 5.050%, 07/12/2027	100,000	102,205
5.050%, 07/12/2029	100,000	103,008
5.150%, 11/15/2031	100,000	103,775
4.000%, 04/15/2029(b)	150,000	147,745
2.450%, 02/15/2031(b)	150,000	132,926
4.150%, 04/15/2032(b)	150,000	145,529
2.600%, 02/15/2033(b)	100,000	85,725
3.419%, 04/15/2033(b)	100,000	90,860
3.469%, 04/15/2034(b)	100,000	90,049
Micron Technology Inc. 5.375%, 04/15/2028	250,000	257,560
6.750%, 11/01/2029	150,000	164,804
5.875%, 02/09/2033	250,000	266,965
		4,798,843
Software (0.12%)
Oracle Corp. 5.800%, 11/10/2025	250,000	253,899
1.650%, 03/25/2026	100,000	96,125
2.650%, 07/15/2026	150,000	145,783
3.250%, 11/15/2027	150,000	146,025
4.500%, 05/06/2028	250,000	253,076
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Corporate Bonds (Cont.)
Software (Cont.)
6.150%, 11/09/2029	$ 150,000	$ 162,269
4.650%, 05/06/2030	150,000	152,959
2.875%, 03/25/2031	100,000	90,974
6.250%, 11/09/2032	250,000	276,627
4.900%, 02/06/2033	250,000	254,628
Concentrix Corp. 6.650%, 08/02/2026	150,000	154,110
Microsoft Corp. 2.400%, 08/08/2026	250,000	243,770
3.400%, 09/15/2026	100,000	99,259
3.300%, 02/06/2027	250,000	247,760
VMware LLC 1.400%, 08/15/2026	150,000	142,108
Intuit Inc. 5.250%, 09/15/2026	100,000	102,444
Workday Inc. 3.500%, 04/01/2027	150,000	147,581
3.800%, 04/01/2032	150,000	142,386
		3,111,783
Specialty Finance (0.30%)
Visa Inc. 3.150%, 12/14/2025	250,000	247,367
1.100%, 02/15/2031	250,000	209,459
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.750%, 01/30/2026	250,000	240,789
2.450%, 10/29/2026	500,000	480,149
6.450%, 04/15/2027	150,000	157,139
3.000%, 10/29/2028	150,000	141,696
3.300%, 01/30/2032	500,000	451,249
American Express Co. 4.900%, 02/13/2026	250,000	252,122
2.550%, 03/04/2027	150,000	144,809
5.389%, 07/28/2027(c)	250,000	254,994
5.850%, 11/05/2027	150,000	157,664
5.282%, 07/27/2029(c)	150,000	155,363
5.043%, 05/01/2034(c)	150,000	153,879
Mastercard Inc. 2.950%, 11/21/2026	150,000	147,158
4.875%, 03/09/2028	250,000	258,256
4.850%, 03/09/2033	250,000	259,835
4.875%, 05/09/2034	50,000	51,722
Global Payments Inc. 2.150%, 01/15/2027	150,000	142,967
5.400%, 08/15/2032	150,000	153,967
S&P Global Inc. 2.450%, 03/01/2027	150,000	144,680
4.250%, 05/01/2029	150,000	150,810
2.500%, 12/01/2029	150,000	138,483
1.250%, 08/15/2030	250,000	213,292
FactSet Research Systems Inc. 2.900%, 03/01/2027	150,000	145,067
PayPal Holdings Inc. 3.900%, 06/01/2027	100,000	100,008
	Principal amount	Value
Corporate Bonds (Cont.)
Specialty Finance (Cont.)
4.400%, 06/01/2032	$ 150,000	$ 150,424
5.150%, 06/01/2034	50,000	52,156
Ally Financial Inc. 4.750%, 06/09/2027	100,000	99,919
6.848%, 01/03/2030(c)	150,000	158,381
Synchrony Financial 3.950%, 12/01/2027	150,000	145,639
Air Lease Corp. 5.300%, 02/01/2028	250,000	256,785
3.125%, 12/01/2030	200,000	183,014
Fiserv Inc. 5.450%, 03/02/2028	250,000	259,363
5.600%, 03/02/2033	250,000	264,756
Capital One Financial Corp.(Variable, U.S. SOFR + 2.06%) 4.927%, 05/10/2028(c)	150,000	151,793
5.247%, 07/26/2030(c)	150,000	152,547
6.377%, 06/08/2034(c)	150,000	162,051
Equifax Inc. 5.100%, 06/01/2028	250,000	256,028
Fidelity National Information Services Inc. 5.100%, 07/15/2032	150,000	155,516
GATX Corp. 5.450%, 09/15/2033	100,000	103,473
		7,504,769
Steel (0.02%)
Nucor Corp. 4.300%, 05/23/2027	150,000	151,073
3.125%, 04/01/2032	150,000	137,320
ArcelorMittal SA 6.550%, 11/29/2027	150,000	159,212
6.800%, 11/29/2032	150,000	167,327
		614,932
Technology Hardware (0.18%)
Apple Inc. 0.700%, 02/08/2026	250,000	239,665
4.421%, 05/08/2026	250,000	249,646
1.200%, 02/08/2028	100,000	92,089
4.000%, 05/10/2028	250,000	252,734
1.400%, 08/05/2028	250,000	229,364
3.250%, 08/08/2029	150,000	146,339
4.150%, 05/10/2030	150,000	153,721
1.650%, 02/08/2031	150,000	131,114
4.300%, 05/10/2033	250,000	257,834
Cisco Systems Inc. 2.950%, 02/28/2026	150,000	148,020
5.050%, 02/26/2034	100,000	105,020
Hewlett Packard Enterprise Co. 6.102%, 04/01/2026	250,000	250,058
TD SYNNEX Corp. 1.750%, 08/09/2026	150,000	142,480
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Corporate Bonds (Cont.)
Technology Hardware (Cont.)
Dell International LLC/EMC Corp. 4.900%, 10/01/2026	$ 150,000	$ 151,555
5.250%, 02/01/2028	100,000	103,304
5.300%, 10/01/2029	150,000	156,236
6.200%, 07/15/2030	150,000	163,106
5.750%, 02/01/2033	250,000	268,303
5.400%, 04/15/2034	50,000	52,175
CDW LLC/CDW Finance Corp. 2.670%, 12/01/2026	150,000	144,321
Jabil Inc. 4.250%, 05/15/2027	150,000	148,960
5.450%, 02/01/2029	250,000	257,354
Teledyne Technologies Inc. 2.750%, 04/01/2031	250,000	224,543
HP Inc. 2.650%, 06/17/2031	150,000	132,645
4.200%, 04/15/2032	150,000	145,395
Motorola Solutions Inc. 5.600%, 06/01/2032	150,000	158,594
5.400%, 04/15/2034	100,000	104,362
		4,608,937
Telecommunications (0.22%)
T-Mobile U.S.A. Inc. 1.500%, 02/15/2026	100,000	96,164
2.250%, 02/15/2026	100,000	97,227
2.625%, 04/15/2026	100,000	97,453
4.950%, 03/15/2028	100,000	102,289
4.800%, 07/15/2028	100,000	101,892
2.400%, 03/15/2029	300,000	276,292
3.875%, 04/15/2030	300,000	291,741
2.550%, 02/15/2031	100,000	89,130
3.500%, 04/15/2031	100,000	94,096
2.700%, 03/15/2032	500,000	441,012
5.050%, 07/15/2033	250,000	256,248
Sprint LLC 7.625%, 03/01/2026	100,000	103,295
Verizon Communications Inc. 1.450%, 03/20/2026	200,000	191,820
3.000%, 03/22/2027	200,000	195,005
3.875%, 02/08/2029	500,000	493,273
2.550%, 03/21/2031	150,000	133,938
2.355%, 03/15/2032	150,000	129,231
5.050%, 05/09/2033	250,000	258,021
AT&T Inc. 1.700%, 03/25/2026	150,000	144,385
1.650%, 02/01/2028	1,000,000	921,855
4.100%, 02/15/2028	100,000	99,782
4.350%, 03/01/2029	500,000	503,026
2.750%, 06/01/2031	150,000	135,620
2.250%, 02/01/2032	100,000	85,834
British Telecommunications PLC 5.125%, 12/04/2028	200,000	205,490
		5,544,119
	Principal amount	Value
Corporate Bonds (Cont.)
Tobacco & Cannabis (0.10%)
Philip Morris International Inc. 5.000%, 11/17/2025	$ 150,000	$ 151,101
4.875%, 02/13/2026	200,000	201,961
4.750%, 02/12/2027	100,000	101,581
5.125%, 11/17/2027	150,000	154,449
4.875%, 02/15/2028	150,000	153,345
5.250%, 09/07/2028	100,000	103,673
5.625%, 11/17/2029	150,000	159,287
5.125%, 02/15/2030	150,000	155,610
5.125%, 02/13/2031	100,000	103,940
5.750%, 11/17/2032	150,000	161,217
5.375%, 02/15/2033	150,000	156,876
BAT International Finance PLC 4.448%, 03/16/2028	150,000	150,101
5.931%, 02/02/2029	150,000	158,437
Altria Group Inc. 6.200%, 11/01/2028	100,000	106,459
BAT Capital Corp. 6.343%, 08/02/2030	150,000	162,356
5.834%, 02/20/2031	100,000	106,073
6.421%, 08/02/2033	150,000	164,760
		2,451,226
Transportation & Logistics (0.09%)
Union Pacific Corp. 4.750%, 02/21/2026	250,000	251,881
3.700%, 03/01/2029	250,000	247,172
2.800%, 02/14/2032	100,000	90,981
4.500%, 01/20/2033	100,000	101,087
Canadian Pacific Railway Co. 1.750%, 12/02/2026	150,000	142,717
2.875%, 11/15/2029	150,000	140,903
2.450%, 12/02/2031	100,000	87,994
Ryder System Inc. 2.850%, 03/01/2027	150,000	145,039
4.300%, 06/15/2027	150,000	150,012
5.250%, 06/01/2028	150,000	154,808
United Parcel Service Inc. 2.500%, 09/01/2029	150,000	139,838
4.875%, 03/03/2033	100,000	103,475
Norfolk Southern Corp. 5.050%, 08/01/2030	150,000	156,132
3.000%, 03/15/2032	100,000	91,107
Canadian National Railway Co. 3.850%, 08/05/2032	100,000	96,591
CSX Corp. 4.100%, 11/15/2032	100,000	98,377
		2,198,114
Trucking & Leasing (0.01%)
GATX Corp. 6.900%, 05/01/2034	125,000	142,327
		142,327
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Corporate Bonds (Cont.)
Wholesale - Consumer Staples (0.00%)
Archer-Daniels-Midland Co. 4.500%, 08/15/2033	$ 100,000	$ 100,469
		100,469
Total Corporate Bonds (cost $197,852,563)		205,448,551
Foreign Government Bonds (1.35%)
Austria (0.02%)
Oesterreichische Kontrollbank AG 4.625%, 11/03/2025	250,000	251,416
4.750%, 05/21/2027	100,000	102,663
3.625%, 09/09/2027	250,000	249,532
		603,611
Canada (0.18%)
Province of Ontario Canada 0.625%, 01/21/2026	250,000	239,170
1.050%, 04/14/2026	250,000	239,361
2.500%, 04/27/2026	50,000	48,917
2.300%, 06/15/2026	100,000	97,408
3.100%, 05/19/2027	250,000	245,839
1.050%, 05/21/2027	100,000	93,220
4.200%, 01/18/2029	100,000	101,519
1.125%, 10/07/2030	100,000	85,331
1.600%, 02/25/2031	100,000	86,866
1.800%, 10/14/2031	50,000	43,359
2.125%, 01/21/2032	50,000	44,178
5.050%, 04/24/2034	100,000	106,794
Province of Quebec Canada 2.500%, 04/20/2026	100,000	97,858
2.750%, 04/12/2027	100,000	97,574
3.625%, 04/13/2028	175,000	174,219
4.500%, 04/03/2029	150,000	154,242
1.350%, 05/28/2030	250,000	218,175
4.500%, 09/08/2033	100,000	102,694
Canada Government International Bond 0.750%, 05/19/2026	250,000	237,944
3.750%, 04/26/2028	175,000	175,786
Export Development Canada 4.375%, 06/29/2026	100,000	100,874
3.875%, 02/14/2028	150,000	151,001
4.125%, 02/13/2029	200,000	203,569
Province of British Columbia Canada 0.900%, 07/20/2026	250,000	237,222
4.800%, 11/15/2028	100,000	103,992
4.900%, 04/24/2029	150,000	156,774
4.200%, 07/06/2033	100,000	100,467
Province of Saskatchewan Canada 3.250%, 06/08/2027	100,000	98,439
Province of Alberta Canada 3.300%, 03/15/2028	250,000	246,216
1.300%, 07/22/2030	250,000	216,687
4.500%, 01/24/2034	100,000	102,445
	Principal amount	Value
Foreign Government Bonds (Cont.)
Canada (Cont.)
Province of Manitoba Canada 1.500%, 10/25/2028	$ 100,000	$ 91,596
4.300%, 07/27/2033	50,000	50,391
		4,550,127
Chile (0.02%)
Chile Government International Bond 2.750%, 01/31/2027	250,000	241,453
3.240%, 02/06/2028	250,000	241,910
		483,363
Germany (0.18%)
Kreditanstalt fuer Wiederaufbau 0.625%, 01/22/2026	250,000	239,647
5.000%, 03/16/2026	200,000	203,320
3.625%, 04/01/2026	200,000	199,363
4.625%, 08/07/2026	500,000	507,918
1.000%, 10/01/2026	250,000	237,100
4.375%, 03/01/2027	200,000	203,345
3.000%, 05/20/2027	250,000	245,962
3.750%, 02/15/2028	200,000	200,897
2.875%, 04/03/2028	500,000	488,112
3.875%, 06/15/2028	100,000	100,940
4.000%, 03/15/2029	250,000	253,910
1.750%, 09/14/2029	250,000	228,937
0.750%, 09/30/2030	175,000	147,982
4.750%, 10/29/2030	200,000	211,619
4.125%, 07/15/2033	200,000	203,818
4.375%, 02/28/2034	200,000	207,980
Landwirtschaftliche Rentenbank 0.875%, 03/30/2026	250,000	239,113
3.875%, 09/28/2027	250,000	251,602
0.875%, 09/03/2030	250,000	212,610
		4,584,175
Indonesia (0.04%)
Indonesia Government International Bond 4.550%, 01/11/2028	250,000	253,250
4.100%, 04/24/2028	250,000	250,293
4.750%, 02/11/2029	250,000	255,937
4.850%, 01/11/2033	250,000	255,040
		1,014,520
Israel (0.01%)
Israel Government International Bond 2.750%, 07/03/2030	250,000	219,063
		219,063
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Foreign Government Bonds (Cont.)
Italy (0.02%)
Republic of Italy Government International Bond 1.250%, 02/17/2026	$ 250,000	$ 239,888
2.875%, 10/17/2029	250,000	231,741
		471,629
Japan (0.04%)
Japan Bank for International Cooperation 4.250%, 04/27/2026	200,000	200,698
4.625%, 07/22/2027	200,000	204,197
4.625%, 07/19/2028	250,000	257,253
3.250%, 07/20/2028	250,000	245,184
1.875%, 04/15/2031	200,000	176,334
		1,083,666
Mexico (0.08%)
Mexico Government International Bond 4.150%, 03/28/2027	250,000	248,345
5.400%, 02/09/2028	250,000	255,288
4.500%, 04/22/2029	250,000	246,840
2.659%, 05/24/2031	1,000,000	858,463
4.750%, 04/27/2032	200,000	192,265
4.875%, 05/19/2033	200,000	191,599
		1,992,800
Panama (0.01%)
Panama Government International Bond 3.298%, 01/19/2033	250,000	208,378
		208,378
Peru (0.01%)
Peruvian Government International Bond 3.000%, 01/15/2034	300,000	257,000
		257,000
Philippines (0.03%)
Philippine Government International Bond 5.170%, 10/13/2027	250,000	257,345
3.750%, 01/14/2029	250,000	245,769
5.609%, 04/13/2033	250,000	267,856
		770,970
Poland (0.02%)
Republic of Poland Government International Bond 5.750%, 11/16/2032	250,000	268,442
4.875%, 10/04/2033	200,000	203,303
		471,745
	Principal amount	Value
Foreign Government Bonds (Cont.)
South Korea (0.03%)
Export-Import Bank of Korea 4.250%, 09/15/2027	$ 250,000	$ 252,197
5.000%, 01/11/2028	250,000	257,200
5.125%, 01/11/2033	250,000	261,906
		771,303
Supranational (0.65%)
International Bank for Reconstruction & Development 0.500%, 10/28/2025	250,000	240,739
3.125%, 11/20/2025	50,000	49,498
0.875%, 07/15/2026	250,000	237,624
3.125%, 06/15/2027	250,000	246,779
0.750%, 11/24/2027	250,000	228,893
1.375%, 04/20/2028	200,000	185,206
1.125%, 09/13/2028	200,000	181,884
1.750%, 10/23/2029	250,000	228,235
3.875%, 02/14/2030	250,000	252,510
0.875%, 05/14/2030	250,000	214,710
4.000%, 07/25/2030	250,000	254,070
1.250%, 02/10/2031	250,000	215,059
4.500%, 04/10/2031	150,000	156,521
4.750%, 11/14/2033	100,000	106,616
5.750%, 05/02/2034	100,000	101,479
3.875%, 08/28/2034	250,000	249,145
Corp. Andina de Fomento 5.250%, 11/21/2025	250,000	252,189
European Bank for Reconstruction & Development 0.500%, 11/25/2025	250,000	240,108
4.125%, 01/25/2029	150,000	152,779
4.250%, 03/13/2034	100,000	102,711
European Investment Bank 0.375%, 12/15/2025	250,000	239,527
0.375%, 03/26/2026	250,000	237,486
2.125%, 04/13/2026	250,000	243,661
0.750%, 10/26/2026	250,000	235,482
1.375%, 03/15/2027	200,000	189,487
4.375%, 03/19/2027	150,000	152,671
0.625%, 10/21/2027	250,000	228,519
3.875%, 03/15/2028	225,000	226,961
4.500%, 10/16/2028	500,000	516,736
4.000%, 02/15/2029	225,000	228,433
1.750%, 03/15/2029	100,000	92,318
4.750%, 06/15/2029	225,000	235,800
1.625%, 10/09/2029	250,000	227,199
3.625%, 07/15/2030	250,000	249,500
1.250%, 02/14/2031	250,000	215,474
4.375%, 10/10/2031	250,000	260,300
3.750%, 02/14/2033	200,000	198,595
4.125%, 02/13/2034	150,000	152,955
Asian Infrastructure Investment Bank, The 0.500%, 01/27/2026	250,000	238,931
4.250%, 03/13/2034	100,000	102,728
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
Foreign Government Bonds (Cont.)
Supranational (Cont.)
Asian Development Bank 0.500%, 02/04/2026	$ 250,000	$ 238,957
1.000%, 04/14/2026	250,000	239,396
4.125%, 01/12/2027	100,000	101,086
1.500%, 01/20/2027	250,000	238,344
3.125%, 08/20/2027	200,000	197,302
1.250%, 06/09/2028	250,000	230,020
4.500%, 08/25/2028	250,000	258,002
3.125%, 09/26/2028	250,000	245,899
4.375%, 03/06/2029	100,000	102,978
1.875%, 03/15/2029	250,000	232,044
1.750%, 09/19/2029	250,000	228,644
1.875%, 01/24/2030	250,000	228,576
3.125%, 04/27/2032	250,000	239,786
4.125%, 01/12/2034	100,000	101,890
African Development Bank 0.875%, 03/23/2026	250,000	239,136
0.875%, 07/22/2026	250,000	237,526
4.375%, 11/03/2027	250,000	255,253
Inter-American Development Bank 0.875%, 04/20/2026	250,000	238,812
4.500%, 05/15/2026	250,000	252,576
1.500%, 01/13/2027	250,000	238,299
2.375%, 07/07/2027	250,000	241,657
0.625%, 09/16/2027	250,000	229,174
4.000%, 01/12/2028	250,000	252,872
1.125%, 07/20/2028	250,000	228,178
4.125%, 02/15/2029	150,000	152,964
2.250%, 06/18/2029	250,000	235,011
3.500%, 09/14/2029	250,000	248,364
1.125%, 01/13/2031	500,000	427,543
3.500%, 04/12/2033	100,000	97,313
4.500%, 09/13/2033	100,000	104,545
4.375%, 07/17/2034	150,000	155,567
Council of Europe Development Bank 0.875%, 09/22/2026	250,000	236,432
3.625%, 01/26/2028	250,000	249,666
International Finance Corp. 0.750%, 10/08/2026	250,000	235,832
0.750%, 08/27/2030	250,000	211,644
Nordic Investment Bank 3.375%, 09/08/2027	250,000	247,976
		16,268,782
Sweden (0.01%)
Svensk Exportkredit AB 4.875%, 09/14/2026	200,000	203,859
		203,859
Total Foreign Government Bonds (cost $32,884,149)		33,954,991
Agency Securities (d) (0.37%)
Federal Farm Credit Banks Funding Corp.
4.500%, 08/14/2026	2,000,000	2,030,705
	Principal amount	Value
Agency Securities (Cont.)
Federal Farm Credit Banks Funding Corp. (Cont.)
1.300%, 03/30/2027	$ 300,000	$ 282,797
Federal Home Loan Banks
0.900%, 02/26/2027	250,000	233,131
4.000%, 06/30/2028	1,000,000	1,014,502
4.625%, 11/17/2026	500,000	510,070
4.125%, 01/15/2027	2,125,000	2,147,895
Federal Home Loan Mortgage Corp.
6.750%, 03/15/2031	250,000	292,869
6.250%, 07/15/2032	250,000	291,690
5.550%, 04/15/2026	1,000,000	1,000,642
Federal National Mortgage Association
7.125%, 01/15/2030	250,000	290,994
6.625%, 11/15/2030	250,000	289,294
7.250%, 05/15/2030	250,000	294,264
1.875%, 09/24/2026	250,000	241,222
0.750%, 10/08/2027	500,000	459,791
Total Agency Securities (cost $9,159,456)		9,379,866
U.S. Treasury Obligations (17.50%)
U.S. Treasury Bill 5.185%, 10/03/2024(e),(f)	580,000	579,849
U.S. Treasury Notes
2.250%, 11/15/2025	2,000,000	1,964,297
4.875%, 11/30/2025	3,000,000	3,032,813
0.375%, 11/30/2025	2,000,000	1,921,016
0.375%, 12/31/2025	7,000,000	6,706,602
3.875%, 01/15/2026	2,000,000	2,001,016
4.250%, 01/31/2026	3,000,000	3,016,172
0.375%, 01/31/2026	2,000,000	1,911,328
4.000%, 02/15/2026	3,000,000	3,008,086
4.625%, 02/28/2026	10,000,000	10,111,328
0.500%, 02/28/2026	10,000,000	9,551,562
0.750%, 03/31/2026	10,000,000	9,563,672
4.500%, 03/31/2026	5,000,000	5,052,734
0.750%, 04/30/2026	10,000,000	9,543,750
0.750%, 05/31/2026	10,000,000	9,524,609
4.875%, 05/31/2026	3,000,000	3,055,078
0.875%, 06/30/2026	10,000,000	9,526,953
4.625%, 06/30/2026	3,000,000	3,046,172
0.625%, 07/31/2026	10,000,000	9,462,891
4.375%, 07/31/2026	5,000,000	5,060,156
4.375%, 08/15/2026	2,000,000	2,025,000
3.750%, 08/31/2026	4,000,000	4,005,781
1.125%, 10/31/2026	5,000,000	4,749,023
1.250%, 11/30/2026	2,500,000	2,377,344
1.625%, 11/30/2026	1,000,000	958,438
1.250%, 12/31/2026	2,500,000	2,373,926
1.750%, 12/31/2026	1,000,000	960,273
4.000%, 01/15/2027	2,000,000	2,016,563
1.500%, 01/31/2027	2,000,000	1,906,172
1.125%, 02/28/2027	10,000,000	9,431,641
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
0.625%, 03/31/2027	$10,000,000	$ 9,296,875
4.500%, 04/15/2027	1,000,000	1,021,758
0.500%, 04/30/2027	10,000,000	9,245,703
2.750%, 04/30/2027	2,000,000	1,958,828
4.500%, 05/15/2027	3,000,000	3,067,852
2.625%, 05/31/2027	5,000,000	4,878,125
4.625%, 06/15/2027	1,000,000	1,026,992
0.375%, 09/30/2027	10,000,000	9,099,219
4.125%, 09/30/2027	2,000,000	2,032,109
2.250%, 11/15/2027	2,000,000	1,921,953
0.625%, 11/30/2027	5,000,000	4,561,523
0.625%, 12/31/2027	5,000,000	4,551,953
3.500%, 01/31/2028	5,000,000	4,988,672
0.750%, 01/31/2028	5,000,000	4,558,984
2.750%, 02/15/2028	5,000,000	4,868,750
1.250%, 03/31/2028	5,000,000	4,620,508
3.500%, 04/30/2028	5,000,000	4,987,695
2.875%, 05/15/2028	5,000,000	4,880,664
1.250%, 06/30/2028	5,000,000	4,594,141
2.875%, 08/15/2028	5,000,000	4,872,852
4.375%, 08/31/2028	7,000,000	7,202,070
1.250%, 09/30/2028	3,000,000	2,741,484
4.625%, 09/30/2028	2,000,000	2,077,656
4.875%, 10/31/2028	2,000,000	2,097,656
3.125%, 11/15/2028	5,000,000	4,912,891
4.375%, 11/30/2028	3,000,000	3,091,875
1.375%, 12/31/2028	4,000,000	3,656,250
4.000%, 01/31/2029	4,000,000	4,067,500
2.625%, 02/15/2029	4,000,000	3,846,094
4.250%, 02/28/2029	5,000,000	5,138,867
4.125%, 03/31/2029	3,400,000	3,477,164
2.875%, 04/30/2029	10,000,000	9,703,516
4.625%, 04/30/2029	3,000,000	3,132,656
2.375%, 05/15/2029	5,000,000	4,745,313
2.750%, 05/31/2029	5,000,000	4,821,680
4.500%, 05/31/2029	4,000,000	4,160,000
4.250%, 06/30/2029	2,000,000	2,058,438
2.625%, 07/31/2029	8,000,000	7,661,562
1.625%, 08/15/2029	5,000,000	4,573,242
3.625%, 08/31/2029	5,000,000	5,014,844
3.500%, 09/30/2029	5,000,000	4,985,156
1.750%, 11/15/2029	6,000,000	5,496,797
3.875%, 12/31/2029	2,000,000	2,026,094
1.500%, 02/15/2030	15,000,000	13,468,945
4.875%, 10/31/2030	3,000,000	3,202,031
0.875%, 11/15/2030	20,000,000	17,021,875
4.000%, 01/31/2031	2,000,000	2,039,453
4.250%, 02/28/2031	2,000,000	2,068,359
4.625%, 04/30/2031	1,000,000	1,056,445
1.625%, 05/15/2031	12,000,000	10,579,219
1.250%, 08/15/2031	8,000,000	6,832,188
1.375%, 11/15/2031	7,000,000	5,994,570
1.875%, 02/15/2032	12,000,000	10,597,500
2.750%, 08/15/2032	2,000,000	1,868,906
4.125%, 11/15/2032	4,000,000	4,114,531
3.500%, 02/15/2033	2,000,000	1,965,156
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
3.375%, 05/15/2033	$ 2,000,000	$ 1,944,453
3.875%, 08/15/2033	9,000,000	9,072,422
4.500%, 11/15/2033	5,000,000	5,280,273
4.000%, 02/15/2034	5,000,000	5,085,937
4.375%, 05/15/2034	5,500,000	5,760,391
3.875%, 08/15/2034	3,000,000	3,021,094
Total U.S. Treasury Obligations (cost $429,168,904)		441,141,954

Long-term Municipal Bonds (0.03%)
California (0.02%)
State of California Taxable Various Purpose, General Obligation Bonds 6.000%, 03/01/2033	250,000	279,586
University of California Regents Medical Center Pooled Taxable Revenue Bonds 4.132%, 05/15/2032	250,000	246,477
		526,063
Louisiana (0.01%)
Louisiana State Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds 4.145%, 02/01/2033	250,000	249,130
		249,130
Total Long-term Municipal Bonds (cost $731,034)		775,193

	Shares	Value
Short-term Investments (1.00%)
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(g)	25,228,020	25,228,020
Total Short-term Investments (cost $25,228,020)		25,228,020
TOTAL INVESTMENTS (100.00%) (cost $1,079,431,769)		2,520,598,959
OTHER ASSETS, NET OF LIABILITIES (0.00%)		14,455
NET ASSETS (100.00%)		$2,520,613,414
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024

(a)	Non-income producing security.
(b)
Securities exempt from registration pursuant to Rule 144A under the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
September 30, 2024, the value of these securities amounted to
$1,216,091 or 0.05% of net assets.

(c)	Floating rate security. The rate presented is the rate in effect at September 30, 2024, and the related index and spread are shown parenthetically for each security.
(d)
The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6,
2008, the Federal Housing Finance Agency placed the Federal National
Mortgage Association (“Fannie Mae”) and the Federal Home Loan
Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States
Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(e)	Security pledged as collateral to cover margin requirements for open futures contracts.
(f)	Discount rate at the time of purchase.
(g)	Rate shown is the 7-day yield as of September 30, 2024.
PLC
Public Limited Company
ADR
American Depositary Receipt
LLC
Limited Liability Company
At September 30, 2024, the Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)*
Long Contracts
E-Mini S&P 500	39	12/20/2024	USD	11,337,788	$269,942

*Includes cumulative appreciation/depreciation on futures contracts. Only the current day's variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Principal amount	Value
U.S. Treasury Obligations (99.14%)
U.S. Treasury Notes
4.250%, 10/15/2025	$1,000,000	$ 1,002,930
5.000%, 10/31/2025	3,350,000	3,386,902
0.250%, 10/31/2025	1,000,000	961,289
4.500%, 11/15/2025	2,500,000	2,516,016
2.250%, 11/15/2025	2,500,000	2,455,371
4.875%, 11/30/2025	4,000,000	4,043,750
0.375%, 11/30/2025	700,000	672,355
4.000%, 12/15/2025	1,500,000	1,502,402
4.250%, 12/31/2025	2,000,000	2,009,063
2.625%, 12/31/2025	1,409,000	1,388,140
0.375%, 12/31/2025	1,000,000	958,086
3.875%, 01/15/2026	1,000,000	1,000,508
4.250%, 01/31/2026	3,000,000	3,016,172
2.625%, 01/31/2026	2,000,000	1,969,766
0.375%, 01/31/2026	800,000	764,531
1.625%, 02/15/2026	6,000,000	5,826,328
4.000%, 02/15/2026	1,000,000	1,002,695
4.625%, 02/28/2026	3,000,000	3,033,398
0.500%, 02/28/2026	1,200,000	1,146,188
2.500%, 02/28/2026	1,000,000	982,344
4.625%, 03/15/2026	2,000,000	2,024,062
2.250%, 03/31/2026	3,700,000	3,618,918
0.750%, 03/31/2026	2,000,000	1,912,734
4.500%, 03/31/2026	1,600,000	1,616,875
3.750%, 04/15/2026	2,000,000	2,000,078
4.875%, 04/30/2026	3,000,000	3,051,211
0.750%, 04/30/2026	2,000,000	1,908,750
2.375%, 04/30/2026	1,000,000	979,180
3.625%, 05/15/2026	3,500,000	3,494,395
1.625%, 05/15/2026	3,000,000	2,901,445
4.875%, 05/31/2026	2,750,000	2,800,488
0.750%, 05/31/2026	800,000	761,969
4.125%, 06/15/2026	2,000,000	2,013,516
1.875%, 06/30/2026	3,250,000	3,150,215
4.625%, 06/30/2026	2,700,000	2,741,555
0.875%, 06/30/2026	700,000	666,887
4.500%, 07/15/2026	4,000,000	4,055,312
1.875%, 07/31/2026	3,388,000	3,280,272
4.375%, 07/31/2026	1,750,000	1,771,055
0.625%, 07/31/2026	500,000	473,145
4.375%, 08/15/2026	1,000,000	1,012,500
1.500%, 08/15/2026	500,000	480,508
0.750%, 08/31/2026	2,862,000	2,708,950
1.375%, 08/31/2026	1,150,000	1,101,754
4.625%, 09/15/2026	2,300,000	2,341,238
3.500%, 09/30/2026	3,000,000	2,991,680
0.875%, 09/30/2026	2,500,000	2,368,164
1.625%, 09/30/2026	1,314,000	1,263,544
4.625%, 10/15/2026	2,000,000	2,037,656
1.125%, 10/31/2026	3,357,000	3,188,494
1.625%, 10/31/2026	1,275,000	1,223,801
4.625%, 11/15/2026	4,000,000	4,079,844
2.000%, 11/15/2026	400,000	386,719
1.250%, 11/30/2026	4,585,000	4,360,048
4.375%, 12/15/2026	750,000	761,895
1.250%, 12/31/2026	3,580,000	3,399,462
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.000%, 01/15/2027	$2,000,000	$ 2,016,563
1.500%, 01/31/2027	4,596,000	4,380,383
4.125%, 02/15/2027	2,000,000	2,023,125
2.250%, 02/15/2027	1,600,000	1,550,625
1.875%, 02/28/2027	3,222,000	3,094,253
4.250%, 03/15/2027	2,500,000	2,538,574
2.500%, 03/31/2027	3,611,000	3,518,186
4.500%, 04/15/2027	2,600,000	2,656,570
2.750%, 04/30/2027	3,426,000	3,355,473
0.500%, 04/30/2027	1,000,000	924,570
2.375%, 05/15/2027	2,000,000	1,939,297
4.500%, 05/15/2027	1,250,000	1,278,271
2.625%, 05/31/2027	3,792,000	3,699,570
4.625%, 06/15/2027	750,000	770,244
3.250%, 06/30/2027	3,500,000	3,470,469
4.375%, 07/15/2027	2,400,000	2,450,250
2.750%, 07/31/2027	3,500,000	3,421,934
3.750%, 08/15/2027	3,000,000	3,014,297
3.125%, 08/31/2027	3,750,000	3,703,564
3.375%, 09/15/2027	2,500,000	2,487,305
4.125%, 09/30/2027	3,312,000	3,365,173
4.125%, 10/31/2027	4,000,000	4,063,281
3.875%, 11/30/2027	4,000,000	4,035,000
3.875%, 12/31/2027	4,650,000	4,694,320
3.500%, 01/31/2028	4,600,000	4,589,578
2.750%, 02/15/2028	400,000	389,500
4.000%, 02/29/2028	4,250,000	4,307,773
3.625%, 03/31/2028	5,000,000	5,010,156
3.500%, 04/30/2028	5,000,000	4,987,695
2.875%, 05/15/2028	5,000,000	4,880,664
3.625%, 05/31/2028	6,000,000	6,009,375
4.000%, 06/30/2028	4,750,000	4,821,064
4.125%, 07/31/2028	4,500,000	4,587,363
2.875%, 08/15/2028	3,500,000	3,410,996
4.375%, 08/31/2028	4,000,000	4,115,469
4.625%, 09/30/2028	5,000,000	5,194,141
4.875%, 10/31/2028	4,500,000	4,719,727
1.375%, 10/31/2028	3,250,000	2,979,463
3.125%, 11/15/2028	600,000	589,547
4.375%, 11/30/2028	4,000,000	4,122,500
1.500%, 11/30/2028	2,750,000	2,529,893
3.750%, 12/31/2028	4,000,000	4,026,875
1.375%, 12/31/2028	600,000	548,438
4.000%, 01/31/2029	3,500,000	3,559,062
1.750%, 01/31/2029	2,000,000	1,854,063
2.625%, 02/15/2029	500,000	480,762
4.250%, 02/28/2029	5,500,000	5,652,754
4.125%, 03/31/2029	2,500,000	2,556,738
2.375%, 03/31/2029	2,000,000	1,900,234
4.625%, 04/30/2029	3,000,000	3,132,656
2.875%, 04/30/2029	1,000,000	970,352
4.500%, 05/31/2029	6,500,000	6,760,000
4.250%, 06/30/2029	4,200,000	4,322,719
3.250%, 06/30/2029	1,000,000	985,586
4.000%, 07/31/2029	3,500,000	3,566,445
2.625%, 07/31/2029	1,000,000	957,695
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM INTERIM FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
3.625%, 08/31/2029	$6,000,000	$ 6,017,812
3.500%, 09/30/2029	4,500,000	4,486,641
Total U.S. Treasury Obligations (cost $305,150,485)		306,041,586

	Shares	Value
Short-term Investments (1.17%)
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(a)	3,613,217	$ 3,613,217
Total Short-term Investments (cost $3,613,217)		3,613,217
TOTAL INVESTMENTS (100.31%) (cost $308,763,702)		309,654,803
OTHER LIABILITIES, NET OF ASSETS ((0.31)%)		(953,593)
NET ASSETS (100.00%)		$308,701,210

(a)	Rate shown is the 7-day yield as of September 30, 2024.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (98.70%)
Alabama (2.14%)
City of Athens, Alabama, Electric Revenue Warrants	3.250%	06/01/2025	$ 600,000	$ 599,774
City of Athens, Alabama, Electric Revenue Warrants	3.500%	06/01/2026	220,000	220,099
City of Athens, Alabama, Electric Revenue Warrants	3.750%	06/01/2027	645,000	645,316
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.000%	05/01/2028	980,000	974,779
City of Athens, Alabama, Electric Revenue Warrants	4.000%	06/01/2028	665,000	665,453
City of Athens, Alabama, Water & Sewer Revenue Refunding Warrants	3.125%	05/01/2029	1,010,000	1,005,440
Black Belt Energy Gas District Revenue Bonds, Series C-1(a)	5.250%	06/01/2029	1,000,000	1,072,551
Black Belt Energy Gas District Revenue Bonds, Series B(b)	5.250%	12/01/2030	2,000,000	2,196,015
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2035	215,000	221,193
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2036	310,000	317,206
Mobile County Board of School Commissioners Special Tax Warrants, Series B	5.000%	03/01/2037	1,000,000	1,110,127
Madison Water & Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2037	270,000	275,719
County of Jefferson, Alabama, Revenue Refunding Warrants	5.000%	10/01/2038	1,000,000	1,116,053
City of Huntsville, Alabama, Electric System Revenue Warrants	5.000%	12/01/2042	1,000,000	1,123,914
				11,543,639
Alaska (1.88%)
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.250%	09/01/2028	1,095,000	1,104,460
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.250%	09/01/2028	1,050,000	1,059,072
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2029	1,390,000	1,406,205
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2029	1,090,000	1,102,708
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2030	1,440,000	1,455,100
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2030	1,125,000	1,136,796
Borough of Matanuska-Susitna, Alaska, General Obligation Bonds, Series A	5.000%	08/01/2031	1,225,000	1,225,867
Alaska State Municipal Bank Authority Master Resolution Revenue Bonds, Series A	5.500%	10/01/2042	1,560,000	1,652,294
				10,142,502
Arizona (1.11%)
County of Pima, Arizona, General Obligation Bonds, Series A	4.000%	07/01/2026	2,000,000	2,002,083
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2026	555,000	555,940
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Series D	5.000%	07/01/2027	400,000	400,504
Salt River Project Agricultural Improvement & Power District Revenue Refunding Bonds, Series A	4.000%	12/01/2033	2,000,000	2,005,983
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A	4.000%	01/01/2038	1,000,000	1,010,636
				5,975,146
Arkansas (1.04%)
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(c)	5.000%	11/01/2024	365,000	365,482
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(c)	5.000%	11/01/2024	785,000	786,037
State of Arkansas, General Obligation Refunding Bonds	4.000%	06/01/2027	3,000,000	3,001,826
Rogers School District No. 30, General Obligation Refunding Bonds	3.000%	02/01/2033	1,500,000	1,475,103
				5,628,448
California (4.69%)
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B(c)	5.000%	08/01/2025	225,000	225,068
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B(c)	5.000%	08/01/2027	1,080,000	1,080,327
East Side Union High School District, General Obligation Refunding Bonds	3.500%	08/01/2027	1,000,000	1,006,858
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2028	1,565,000	1,575,391
Campbell Union High School District, General Obligation Refunding Bonds	3.250%	08/01/2029	1,965,000	1,971,659
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2029	1,725,000	1,735,094
Sonoma County Junior College District, General Obligation Refunding Bonds	3.250%	08/01/2029	2,835,000	2,858,004
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
California (Cont.)
California Statewide Communities Development Authority Kaiser Permanente Revenue Bonds, Series 2009C(d)	5.000%	11/01/2029	$ 2,500,000	$ 2,801,911
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2030	540,000	554,134
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2031	400,000	409,897
Redondo Beach Unified School District, General Obligation Refunding Bonds, Election of 2008, Series D	3.000%	08/01/2031	750,000	748,715
Los Angeles Unified School District, General Obligation Refunding Bonds, Series A	5.000%	07/01/2032	3,100,000	3,649,602
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2032	500,000	511,739
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	200,000	204,407
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2035	1,150,000	1,108,558
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2035	300,000	296,433
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2035	1,000,000	976,406
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	355,000	362,406
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2036	600,000	567,572
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2036	1,000,000	961,238
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	400,000	408,136
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2037	755,000	736,686
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	500,000	509,825
				25,260,066
Colorado (3.19%)
Gunnison Watershed School District No. RE-1J, General Obligation Refunding Bonds, Series A (Prerefunded to 12-01-2024 @ 100)(c)	4.000%	12/01/2024	1,000,000	1,001,134
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, General Obligation Refunding Bonds, Series B	2.500%	12/15/2027	3,000,000	2,999,512
Eagle River Water & Sanitation District, General Obligation Bonds	4.000%	12/01/2030	465,000	476,395
Regional Transportation District Sales Tax Revenue Refunding Bonds, Series B	5.000%	11/01/2034	1,465,000	1,562,666
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2034	1,805,000	1,885,941
Adams 12 Five Star Schools, General Obligation Refunding Bonds, Series B	5.000%	12/15/2034	3,500,000	3,672,948
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2035	980,000	1,019,564
Regional Transportation District, Refunding Certificate of Participation	5.000%	06/01/2036	1,075,000	1,254,755
Board of Water Commissioners City & County of Denver/The Revenue Refunding Bonds, Series A(e)	5.000%	09/15/2037	1,430,000	1,690,074
Rangeview Library District, Certificate of Participation, Series A	5.000%	12/15/2037	650,000	715,144
Fremont County School District RE-1 Canon City, General Obligation Bonds	5.000%	12/01/2041	790,000	887,081
				17,165,214
Connecticut (1.27%)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A(f)	2.000%	07/01/2026	5,700,000	5,548,561
State of Connecticut Special Tax Obligation Revenue Bonds, Series A	4.000%	09/01/2035	1,300,000	1,307,807
				6,856,368
District of Columbia (0.28%)
District of Columbia, General Obligation Bonds, Series A	5.000%	06/01/2034	1,500,000	1,519,442
Florida (2.73%)
City of Pembroke Pines, Florida, General Obligation Refunding Bonds	5.000%	09/01/2031	2,100,000	2,143,102
Florida Municipal Loan Council Revenue Bonds, Series A	3.000%	08/01/2032	520,000	504,525
Collier County Water-Sewer District Revenue Bonds	3.000%	07/01/2033	5,080,000	5,086,242
Florida Municipal Loan Council Revenue Bonds, Series A	3.250%	08/01/2033	535,000	531,572
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2033	750,000	800,669
Florida Municipal Loan Council Revenue Bonds, Series A	4.000%	08/01/2034	555,000	577,472
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2034	750,000	798,330
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Florida (Cont.)
Florida Department of Management Services, Certificate of Participation, Series A	3.000%	11/01/2035	$ 1,000,000	$ 958,605
Orlando Utilities Commission Utility System Revenue Bonds, Series 2018A	5.000%	10/01/2037	540,000	571,173
County of Sarasota Utility System Revenue Bonds	5.250%	10/01/2039	1,000,000	1,147,298
Saint Johns County School Board Certificate of Participation, Series A	5.000%	07/01/2041	1,425,000	1,587,461
				14,706,449
Georgia (1.42%)
Bartow County Development Authority Revenue Refunding Bonds	1.800%	09/01/2029	1,000,000	881,287
Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C(g)	5.000%	12/01/2031	5,145,000	5,552,546
Harris County School District, General Obligation Bonds	3.000%	03/01/2035	250,000	239,012
Liberty County Public Facilities Authority Revenue Bonds	5.000%	09/01/2041	875,000	989,800
				7,662,645
Hawaii (0.19%)
City & County of Honolulu, Hawaii, General Obligation Bonds, Series B	5.000%	07/01/2030	890,000	1,007,173
Idaho (1.17%)
Nez Perce County Independent School District No 1., General Obligation Bonds	4.000%	09/15/2031	2,880,000	2,953,735
Boise State University Revenue Bonds, Series A	4.000%	04/01/2032	445,000	459,503
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2033	545,000	529,344
Idaho State University Revenue Bonds	4.000%	04/01/2033	180,000	184,883
Idaho Health Facilities Authority Revenue Refunding Bonds	4.000%	03/01/2034	400,000	413,073
Boise State University Revenue Bonds, Series A	5.000%	04/01/2034	240,000	255,839
Idaho State University Revenue Bonds	4.000%	04/01/2034	255,000	261,821
Boise State University Revenue Bonds, Series A	5.000%	04/01/2035	250,000	265,811
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2035	300,000	289,231
Idaho State University Revenue Bonds	4.000%	04/01/2035	175,000	179,126
Idaho State University Revenue Bonds	4.000%	04/01/2036	200,000	204,402
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2037	310,000	293,578
				6,290,346
Illinois (5.70%)
Illinois State Finance Authority Revenue Refunding Bonds, Series A	5.000%	04/01/2032	4,525,000	5,205,209
DeWitt Ford & Livingston Etc. Counties Community College District No. 540 Heartland, General Obligation Refunding Bonds	3.000%	12/01/2032	1,500,000	1,448,882
County of Sangamon, Illinois, General Obligation Refunding Bonds	3.000%	12/15/2033	800,000	768,020
Cook County Community Consolidated School District No. 64 Park Ridge-Niles, General Obligation Bonds	3.000%	12/01/2034	1,000,000	986,532
Village of Schaumburg, Illinois, General Obligation Refunding Bonds	4.000%	12/01/2034	2,500,000	2,665,776
Sangamon County School District No. 186 Springfield, General Obligation Bonds	3.000%	02/01/2035	1,000,000	956,149
Illinois General Obligation Bonds, Series B	5.000%	05/01/2037	5,680,000	6,389,549
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series C	5.000%	01/01/2038	1,050,000	1,066,450
Illinois Finance Authority Revenue Refunding Bonds	4.000%	08/01/2038	1,000,000	1,000,029
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center	5.000%	11/15/2038	2,645,000	2,666,027
Cook County Community Consolidated School District No. 65 Evanston Revenue Bonds	5.000%	12/01/2039	1,000,000	1,099,176
Village of Mundelein, Illinois, General Obligation Bonds	4.000%	12/15/2039	1,355,000	1,359,953
Illinois State Toll Highway Authority Revenue Bonds, Series B	5.000%	01/01/2040	3,000,000	3,059,807
Lake County Township High School District No. 113 Highland Park, General Obligation Bonds, Series A	4.000%	01/01/2041	2,000,000	2,057,118
				30,728,677
Indiana (2.66%)
East Noble School Building Corporation Revenue Bonds	2.000%	01/15/2027	1,205,000	1,173,469
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.500%	07/15/2028	500,000	507,176
City of West Lafayette, Indiana, Sewer Revenue Bonds	3.750%	07/01/2029	220,000	222,699
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Indiana (Cont.)
Valparaiso Multi-Schools Building Corporation Revenue Bonds	5.000%	07/15/2029	$ 3,000,000	$ 3,085,978
City of West Lafayette, Indiana, Sewer Revenue Bonds	4.000%	07/01/2030	750,000	759,260
Munster School Building Corporation Revenue Bonds	3.375%	01/15/2031	1,095,000	1,110,471
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2033	650,000	624,560
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2034	865,000	877,669
Borden-Henryville Multi-School Building Corporation Revenue Bonds	5.000%	07/15/2034	1,270,000	1,427,401
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2034	335,000	357,359
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2034	675,000	646,556
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2035	895,000	907,369
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2035	700,000	665,346
Columbus Multi-School Building Corporation Revenue Bonds(e)	5.000%	07/15/2038	500,000	569,340
Sunman-Dearborn High School Building Corporation Revenue Bonds	5.000%	07/15/2039	1,220,000	1,369,110
				14,303,763
Iowa (1.39%)
Des Moines Metropolitan Wastewater Reclamation Authority Revenue Refunding Bonds, Series E	3.000%	06/01/2027	1,610,000	1,610,229
Waukee Community School District, General Obligation Refunding Bonds, Series B	2.000%	06/01/2027	2,100,000	2,024,359
City of Cedar Rapids, Iowa, Water Revenue Refunding Bonds, Series D	3.000%	06/01/2029	950,000	946,802
City of Council Bluffs, Iowa, General Obligation Refunding Bonds, Series A	3.000%	06/01/2029	1,050,000	1,052,055
City of West Des Moines, Iowa, General Obligation Bonds, Series D	3.000%	06/01/2031	1,770,000	1,752,200
Iowa State Finance Authority Sustainable Revenue Bonds, Series A	5.000%	08/01/2039	100,000	110,581
				7,496,226
Kansas (1.16%)
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Refunding Bonds, Series A	3.000%	10/01/2027	1,000,000	1,001,927
State of Kansas Department of Transportation Revenue Bonds, Series A	5.000%	09/01/2033	5,000,000	5,253,043
				6,254,970
Kentucky (4.61%)
Northern Kentucky Water District Revenue Bonds, Series A	4.000%	02/01/2028	1,110,000	1,110,762
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.250%	09/15/2029	1,735,000	1,746,453
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.000%	10/01/2029	1,060,000	1,051,347
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.375%	09/15/2030	1,800,000	1,815,918
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.125%	10/01/2030	1,095,000	1,087,807
Northern Kentucky Water District Revenue Refunding Bonds	3.000%	02/01/2031	3,660,000	3,614,892
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.500%	09/15/2031	1,860,000	1,875,032
Kenton County School District Finance Corporation Revenue Bonds	2.000%	12/01/2031	1,565,000	1,376,943
Kenton County School District Finance Corporation Revenue Bonds	2.000%	02/01/2032	1,770,000	1,552,250
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series B(h)	5.000%	08/01/2032	5,070,000	5,543,960
City of Bowling Green, Kentucky, Water & Sewer System Revenue Bonds	3.000%	06/01/2033	3,115,000	2,978,511
Woodford County School District Finance Corporation Revenue Bonds, Series A	5.000%	08/01/2039	1,000,000	1,091,375
				24,845,250
Louisiana (1.36%)
State of Louisiana General Obligation Bonds, Series E	5.000%	09/01/2032	2,725,000	3,181,960
St. John the Baptist Parish School District No. 1, General Obligation Bonds	5.250%	03/01/2037	1,500,000	1,657,101
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds	5.000%	08/15/2037	1,000,000	1,036,832
City of West Monroe, Louisiana, Sales & Use Tax Revenue Bonds, Series A	5.000%	12/01/2039	830,000	908,980
Louisiana Public Facilities Authority Revenue Bonds, Department of Public Safety Crime (AGC Insured)	5.000%	08/01/2041	485,000	543,991
				7,328,864
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Maryland (0.94%)
County of Caroline, Maryland, General Obligation Refunding Bonds	3.000%	01/15/2032	$ 1,150,000	$ 1,141,143
City of Baltimore, Massachusetts, Revenue Bonds, Series A	5.000%	07/01/2035	1,000,000	1,143,919
County of Montgomery, General Obligation Bonds, Series A	4.000%	12/01/2036	1,000,000	1,000,161
County of Baltimore, General Obligation Bonds	4.000%	03/01/2038	1,750,000	1,798,932
				5,084,155
Massachusetts (1.14%)
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System	5.000%	07/01/2035	1,400,000	1,442,319
Massachusetts State, General Obligation Bonds, Series A	5.000%	01/01/2037	1,810,000	1,955,426
Commonwealth of Massachusetts, General Obligation Bonds, Series J	5.000%	12/01/2038	1,000,000	1,035,695
Commonwealth of Massachusetts General Obligation Refunding Bonds, Series B	5.000%	05/01/2039	1,480,000	1,701,495
				6,134,935
Michigan (4.22%)
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(c)	5.000%	05/01/2025	1,005,000	1,017,692
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(c)	5.000%	05/01/2025	600,000	607,577
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2027	500,000	504,733
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2028	300,000	302,835
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2029	700,000	708,236
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2030	1,100,000	1,112,815
West Ottawa Public School District, General Obligation Bonds, Series I	5.000%	11/01/2030	1,475,000	1,670,639
Utica Community Schools, General Obligation Bonds	5.000%	05/01/2031	1,100,000	1,250,859
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2032	595,000	618,685
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2034	670,000	697,254
Rockford Public Schools, General Obligation Bonds, Series I	4.000%	05/01/2035	1,755,000	1,811,720
Van Buren Public Schools, General Obligation Refunding Bonds	4.000%	11/01/2035	1,000,000	1,020,673
Grosse Pointe Public School System, General Obligation Refunding Bonds	5.000%	05/01/2036	1,635,000	1,771,822
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2036	865,000	889,667
West Bloomfield School District, General Obligation Bonds	3.000%	05/01/2036	3,825,000	3,713,945
Dundee Community Schools, General Obligation Bonds	5.000%	05/01/2037	1,000,000	1,124,069
Fowlerville Community Schools, General Obligation Refunding Bonds	4.000%	05/01/2038	1,470,000	1,524,789
Lake Orion Community School District, General Obligation Bonds	4.000%	05/01/2039	1,000,000	1,035,269
Grand Rapids Public Schools, General Obligation Bonds	5.000%	05/01/2041	1,220,000	1,372,978
				22,756,257
Minnesota (4.12%)
City of Eagan, Minnesota, General Obligation Bonds, Series A	3.250%	02/01/2032	1,245,000	1,250,058
Metropolitan Council, General Obligation Bonds, Series C	3.750%	03/01/2032	5,500,000	5,516,025
Minnesota State Bidding Group 1, General Obligation Bonds, Series A	5.000%	08/01/2032	1,445,000	1,694,254
Big Lake Independent School District No. 727, General Obligation Bonds, Series A	3.000%	02/01/2033	570,000	564,876
White Bear Lake Independent School District No. 624, General Obligation Bonds, Series A	5.000%	02/01/2033	4,750,000	5,467,823
North St. Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Bonds, Series B	3.000%	02/01/2034	3,300,000	3,263,042
Red Rock Central Independent School District No. 2884, General Obligation Bonds, Series A	3.000%	02/01/2034	1,000,000	988,800
City of Minneapolis, Minnesota, General Obligation Bonds	3.000%	12/01/2035	2,000,000	1,915,728
Jordan Independent School District No. 717 General Obligation Bonds, Series A	4.000%	02/01/2041	1,500,000	1,540,407
				22,201,013
Mississippi (0.56%)
State of Mississippi, General Obligation Bonds, Series F	3.000%	11/01/2026	3,000,000	3,005,544
Missouri (1.93%)
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2033	1,000,000	1,009,254
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Missouri (Cont.)
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2034	$ 2,500,000	$ 2,518,187
Jackson County School District No. R-5 Grain Valley, General Obligation Bonds, Series A	5.000%	03/01/2035	2,000,000	2,112,319
City of Columbia, Montana, Water & Electric System Revenue Refunding Bonds, Series B	3.000%	10/01/2035	2,520,000	2,447,136
Platte County School District Park Hill, General Obligation Bonds	3.350%	03/01/2036	1,000,000	966,300
Nixa Public Schools General Obligation Bonds	5.000%	03/01/2039	1,170,000	1,320,140
				10,373,336
Montana (2.98%)
Hellgate School District No. 4, General Obligation Bonds	3.500%	06/15/2025	860,000	862,216
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2032	945,000	999,703
Missoula High School District No. 1, General Obligation Bonds	4.000%	07/01/2032	1,010,000	1,038,606
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2033	1,005,000	1,062,907
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2033	520,000	536,308
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2034	505,000	533,556
Cascade County High School District A Great Falls, General Obligation Bonds	5.000%	07/01/2034	725,000	787,028
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2034	1,000,000	1,054,031
Hellgate School District No. 4, General Obligation Bonds	5.250%	06/15/2035	880,000	934,979
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2035	845,000	869,607
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2035	750,000	788,942
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2035	1,925,000	2,068,180
Montana State Board of Regents Revenue Refunding Bonds	3.000%	11/15/2035	3,660,000	3,481,775
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2036	585,000	600,573
Broadwater County K-12 School District No. 1 Townsend, General Obligation Bonds	3.000%	07/01/2037	465,000	431,665
				16,050,076
Nebraska (1.17%)
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(c)	5.000%	12/15/2024	700,000	702,328
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(c)	5.000%	12/15/2024	565,000	566,879
Gretna Public Schools, General Obligation Refunding Bonds	3.000%	12/15/2024	145,000	144,769
Gretna Public Schools, General Obligation Refunding Bonds	4.000%	12/15/2025	180,000	182,305
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(c)	5.000%	12/15/2025	250,000	256,940
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(c)	5.000%	12/15/2025	260,000	267,218
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2028	150,000	154,545
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2029	250,000	256,987
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2030	325,000	333,056
City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds	3.000%	06/15/2034	1,105,000	1,067,626
City of Kearney, Nebraska, General Obligation Bonds	4.000%	05/15/2035	500,000	505,110
County of Sarpy, Nebraska, General Obligation Bonds	3.500%	06/01/2037	1,000,000	1,003,917
City of La Vista, Nebraska, General Obligation Bonds	3.000%	09/15/2041	1,000,000	887,696
				6,329,376
Nevada (0.95%)
Nevada System of Higher Education Revenue Refunding Bonds	4.000%	07/01/2030	3,045,000	3,097,376
Clark County School District, General Obligation Refunding Bonds, Series C	4.000%	06/15/2037	2,000,000	2,019,412
				5,116,788
New Jersey (1.54%)
Hopewell Valley Regional School District, General Obligation Bonds	3.500%	01/15/2027	3,330,000	3,353,045
Livingston Township School District, General Obligation Refunding Bonds	4.000%	07/15/2029	1,000,000	1,010,160
New Jersey State Health Care Facilities Financing Authority Department of Human Services Revenue Refunding Bonds	5.000%	09/15/2031	25,000	28,183
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
New Jersey (Cont.)
Hopewell Valley Regional School District, General Obligation Bonds	4.000%	01/15/2032	$ 2,000,000	$ 2,028,421
New Jersey State, General Obligation Bonds	5.000%	06/01/2038	1,700,000	1,864,766
				8,284,575
New Mexico (3.17%)
County of Bernalillo, New Mexico, General Obligation Bonds	3.000%	08/15/2025	1,235,000	1,235,014
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2026	225,000	225,204
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2027	700,000	700,667
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.000%	08/01/2027	1,515,000	1,517,935
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2028	725,000	725,690
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.500%	08/01/2028	900,000	905,086
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.125%	08/01/2028	1,515,000	1,518,409
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2029	750,000	750,704
Santa Fe Public School District, General Obligation Bonds	3.625%	08/01/2029	3,075,000	3,120,964
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2030	575,000	645,452
Santa Fe Public School District, General Obligation Bonds	4.000%	08/01/2030	1,000,000	1,023,281
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2034	1,800,000	1,929,277
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2035	2,600,000	2,774,892
				17,072,575
New York (2.90%)
New York State Housing Finance Agency Variable Revenue Bonds, Series J(i)	1.100%	05/01/2027	2,000,000	1,881,012
New York State Housing Finance Agency Variable Revenue Bonds(j)	3.800%	05/01/2029	1,000,000	1,007,588
New York City Transitional Financing Authority Future Tax Subordinate Revenue Refunding Bonds	5.000%	11/01/2031	2,020,000	2,318,019
State of New York Mortgage Agency Revenue Refunding Bonds, Series 220	2.400%	10/01/2034	1,000,000	854,144
New York State Urban Development Corporation Revenue Refunding Bonds, Series A	5.000%	03/15/2035	2,000,000	2,034,289
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series BB, Subseries BB-2	5.000%	06/15/2036	3,500,000	4,282,246
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B-1	5.250%	11/01/2036	1,500,000	1,740,942
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B1(c)	5.000%	11/01/2036	1,500,000	1,501,905
				15,620,145
North Carolina (0.94%)
Buncombe County Metropolitan Sewerage District Revenue Refunding Bonds	4.000%	07/01/2027	1,210,000	1,210,842
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2028	700,000	709,049
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2029	265,000	268,405
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2035	1,000,000	1,103,632
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2037	1,000,000	1,097,412
County of Pender, North Carolina, Limited Obligation Revenue Bonds, Series A	5.000%	04/01/2041	575,000	649,857
				5,039,197
North Dakota (1.23%)
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.125%	05/01/2028	845,000	845,198
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.250%	05/01/2029	835,000	835,201
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2031	1,015,000	1,016,369
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.125%	05/01/2032	1,060,000	1,060,111
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2033	1,350,000	1,328,060
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2034	1,550,000	1,515,958
				6,600,897
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Ohio (2.71%)
Perrysburg Exempted Village School District, General Obligation Bonds (Prerefunded to 12-01- 2024 @ 100)(c)	4.000%	12/01/2024	$ 1,250,000	$ 1,251,207
Lake Local School District/Stark County, General Obligation Bonds	3.000%	12/01/2025	190,000	190,020
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	5.000%	12/01/2027	175,000	175,225
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	4.000%	12/01/2030	365,000	365,242
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2031	220,000	227,169
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2031	350,000	356,867
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2032	220,000	226,138
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2032	315,000	317,514
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2032	1,750,000	1,783,952
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2032	375,000	381,477
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2033	370,000	379,337
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2033	235,000	236,658
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2033	500,000	522,244
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2033	400,000	405,862
Worthington City School District, General Obligation Bonds	4.000%	12/01/2033	790,000	822,512
City of Toledo, Ohio, General Obligation Bonds	5.250%	12/01/2034	1,000,000	1,157,578
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2034	1,000,000	1,016,302
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2034	500,000	521,431
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2034	875,000	885,703
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2035	1,870,000	1,877,318
Worthington City School District, General Obligation Bonds	4.000%	12/01/2035	475,000	489,592
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2036	1,000,000	1,034,014
				14,623,362
Oklahoma (1.96%)
City of Tulsa, Oklahoma, General Obligation Bonds	3.000%	04/01/2028	3,000,000	3,000,497
Grand River Dam Authority Revenue Bonds, Series A(c)	5.000%	06/01/2031	1,835,000	1,836,053
Edmond Public Works Authority Revenue Bonds	5.000%	07/01/2032	1,500,000	1,594,612
Oklahoma State Capitol Improvement Authority State Facilities Revenue Refunding Bonds, Series B	5.000%	07/01/2032	1,150,000	1,328,436
Oklahoma County Finance Authority Revenue Bonds	5.000%	09/01/2036	2,500,000	2,799,412
				10,559,010
Oregon (0.54%)
State of Oregon, General Obligation Refunding Bonds, Series J	2.800%	06/01/2025	155,000	153,717
Deschutes County Administrative School District No. 1 Bend-La Pine, General Obligation Bonds	3.000%	06/15/2035	2,865,000	2,764,251
				2,917,968
Pennsylvania (2.28%)
West View Municipal Authority Water Revenue Bonds (Prerefunded to 11-15-2024 @ 100)(c)	5.000%	11/15/2024	1,365,000	1,367,397
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2029	305,000	311,825
County of York, Pennsylvania, General Obligation Refunding Bonds(e)	5.000%	06/01/2032	800,000	924,857
Pennsylvania Housing Finance Agency Revenue Bonds, Series 137	2.200%	04/01/2033	2,785,000	2,437,164
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2033	400,000	387,051
Delaware River Port Authority Revenue Bonds	5.000%	01/01/2037	1,000,000	1,002,821
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2037	770,000	727,506
Southeastern Pennsylvania Transportation Authority Revenue Bonds	5.000%	06/01/2038	1,000,000	1,131,969
County of Dauphin, Pennsylvania, General Obligation Refunding Notes, Series B	5.000%	11/15/2043	3,620,000	3,982,317
				12,272,907
Rhode Island (1.22%)
Rhode Island State Health & Educational Building Corporation Revenue Bonds, Series C	5.000%	05/15/2032	1,065,000	1,216,407
Rhode Island Housing & Mortgage Finance Corporation Revenue Bonds, Series 76-A	2.200%	10/01/2033	780,000	667,116
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Rhode Island (Cont.)
Rhode Island State Health & Educational Building Corp. Revenue Bonds	5.000%	05/15/2041	$ 1,735,000	$ 1,932,952
Rhode Island State Health & Educational Building Corporation Revenue Bonds, Series D	5.250%	05/15/2042	2,445,000	2,765,502
				6,581,977
South Carolina (0.27%)
Town of Fort Mill Water & Sewer System Revenue Bonds	3.500%	12/01/2027	380,000	380,095
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2028	520,000	520,290
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2030	535,000	535,211
				1,435,596
Tennessee (1.28%)
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB	3.000%	03/01/2025	1,170,000	1,167,465
County of Washington, Tennessee, General Obligation Bonds, Series B	3.000%	06/01/2030	850,000	847,684
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue Bonds(c)	5.000%	09/01/2031	1,065,000	1,067,821
County of Knox, Tennessee, General Obligation Refunding Bonds, Series B	3.000%	06/01/2032	1,105,000	1,088,666
City of Memphis, Tennessee, Electric System Revenue Bonds, Series A	3.000%	12/01/2035	1,000,000	953,545
City of Knoxville, Tennessee, Electric Revenue Bonds, Series QQ	5.000%	07/01/2042	1,615,000	1,766,265
				6,891,446
Texas (7.21%)
Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds(k)	5.000%	05/15/2026	1,000,000	1,028,288
Lake Travis Independent School District, General Obligation Refunding Bonds (Prerefunded to 02-15-2027 @ 100)(c)	4.000%	02/15/2027	235,000	242,646
University of North Texas Revenue Refunding Bonds, Series A	5.000%	04/15/2027	1,000,000	1,011,000
Bell County Water Control & Improvement District No. 1 Revenue Bonds	5.000%	07/10/2031	535,000	607,464
Upper Brushy Creek Water Control and Improvement District, General Obligation Bonds	3.000%	08/15/2031	1,000,000	969,657
Frisco Independent School District, General Obligation Refunding Bonds	5.000%	02/15/2032	1,025,000	1,179,624
Aldine Independent School District, General Obligation Refunding Bonds	4.000%	02/15/2033	1,000,000	1,023,570
Lake Travis Independent School District, General Obligation Refunding Bonds, Unrefunded Balance	4.000%	02/15/2033	765,000	779,074
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2033	200,000	212,994
Texas Water Development Board Revenue Bonds, Series A(e)	5.000%	04/15/2033	3,405,000	3,974,519
North Texas Tollway Authority Revenue Refunding Bonds, Series B(c)	5.000%	01/01/2034	1,220,000	1,225,155
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2034	280,000	286,324
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2035	200,000	203,933
Texas State Technical College Revenue Bonds	5.250%	08/01/2035	1,000,000	1,154,414
State of Texas Transportation Commission Mobility Fund, General Obligation Refunding Bonds	4.000%	10/01/2035	2,655,000	2,667,086
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2036	1,745,000	1,870,490
Richardson Independent School District, General Obligation Bonds, Series A	5.000%	02/15/2036	1,000,000	1,139,589
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2036	325,000	330,584
Texas A&M University Revenue Bonds	5.250%	05/15/2036	1,000,000	1,156,948
Trinity River Authority Central Regional Wastewater System Revenue Bonds	3.500%	08/01/2036	1,000,000	1,015,730
Texas Water Development Board Revenue Bonds	4.450%	10/15/2036	1,000,000	1,088,714
Texas Water Development Board Revenue Bonds	4.000%	10/15/2036	1,000,000	1,023,175
City of Cedar Park, Texas, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,113,147
Waller Consolidated Independent School District, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,136,991
Pecos Barstow Toyah Independent School District, General Obligation Bonds	5.000%	02/15/2039	1,000,000	1,080,763
City of Pflugerville, Texas, General Obligation Bonds	4.000%	08/01/2039	1,580,000	1,620,909
County of Smith, General Obligation Bonds	5.000%	08/15/2039	1,000,000	1,120,361
Harlandale Independent School District, General Obligation Bonds, Series A	5.250%	08/15/2039	1,000,000	1,139,741
Northside Independent School District, General Obligation Refunding Bonds	5.000%	08/15/2039	1,105,000	1,156,566
City of Houston, Texas, Combined Utility System First Lien Revenue Refunding Bonds, Series D	5.000%	11/15/2039	1,725,000	1,727,935
Permanent University Fund - University of Texas System Revenue Refunding Bonds, Series A	5.000%	07/01/2040	1,750,000	1,976,692
City of San Antonio, Texas, General Obligation Bonds	5.000%	02/01/2041	2,275,000	2,564,151
				38,828,234
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Utah (0.86%)
Central Utah Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	$ 2,500,000	$ 2,556,560
Wasatch County School District Local Building Authority Revenue Bonds	5.000%	06/01/2034	750,000	855,606
Duchesne County School District Revenue Bonds	5.000%	06/01/2036	1,150,000	1,236,281
				4,648,447
Vermont (0.35%)
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2032	175,000	189,903
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2033	190,000	205,646
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2034	255,000	275,196
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2034	410,000	442,473
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2035	265,000	284,982
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2035	435,000	467,801
				1,866,001
Virginia (1.31%)
Virginia State Housing Development Authority Commonwealth Mortgage Variable Revenue Bonds, Series E-2(l)	3.900%	07/01/2025	4,135,000	4,135,725
County of Stafford, Virginia, General Obligation Bonds	4.000%	07/01/2030	1,205,000	1,205,736
City of Danville, Virginia, General Obligation Bonds	4.000%	09/01/2039	1,625,000	1,698,368
				7,039,829
Washington (5.13%)
King County School District No 414 Lake Washington, General Obligation Refunding Bonds	3.500%	12/01/2025	1,000,000	1,007,634
Clark County School District No. 98 Hockinson, General Obligation Bonds	4.000%	12/01/2027	1,090,000	1,099,885
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	4.000%	12/01/2028	1,050,000	1,067,221
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, Series A	3.250%	12/01/2028	350,000	352,387
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2029	1,000,000	1,000,634
Energy Northwest Revenue Refunding Bonds	5.000%	07/01/2030	5,000,000	5,071,365
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2030	2,100,000	2,101,308
King County School District No 414 Lake Washington, General Obligation Bonds	4.000%	12/01/2033	5,000,000	5,130,162
King County School District No. 405 Bellevue, General Obligation Bonds	3.000%	12/01/2033	5,095,000	5,056,771
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2033	840,000	862,302
Clark County Public Utility District No. 1 Revenue Refunding Bonds	5.000%	01/01/2034	1,010,000	1,055,695
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2034	510,000	523,268
Yakima & Kittitas Counties School District No. 119 Selah, General Obligation Bonds	4.375%	12/01/2034	1,040,000	1,092,714
Lakehaven Water & Sewer District Revenue Bonds	3.000%	10/01/2035	700,000	682,417
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2035	500,000	517,618
City of Seattle, Washington, Drainage & Wastewater Improvement Revenue Refunding Bonds	4.000%	05/01/2036	1,000,000	1,000,008
				27,621,389
West Virginia (0.44%)
Braxton County Board of Education, General Obligation Refunding Bonds	4.000%	05/01/2026	250,000	254,980
Braxton County Board of Education, General Obligation Refunding Bonds	2.250%	05/01/2026	125,000	123,615
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series A	3.850%	05/01/2035	1,000,000	1,003,021
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series A	3.800%	11/01/2037	1,000,000	1,010,417
				2,392,033
Wisconsin (7.36%)
Milwaukee Metropolitan Sewerage District, General Obligation Refunding Bonds, Series C	2.500%	10/01/2024	2,000,000	2,000,000
Central Brown County Water Authority Revenue Refunding Bonds, Series A(c)	5.000%	11/01/2029	1,000,000	1,001,236
Wisconsin-Dells School District, General Obligation Bonds	3.125%	03/01/2030	1,595,000	1,595,809
Central Brown County Water Authority Revenue Refunding Bonds, Series A(c)	5.000%	11/01/2030	2,000,000	2,002,471
City of Fond Du Lac, Wisconsin, General Obligation Refunding Bonds, Series A	2.000%	03/01/2031	895,000	805,582
County of Waupaca, Wisconsin, General Obligation Bonds, Series A	3.250%	03/01/2031	1,160,000	1,162,226
Wisconsin-Dells School District, General Obligation Bonds	3.250%	03/01/2031	1,395,000	1,399,614
Burlington Area School District, General Obligation Bonds	3.125%	04/01/2031	1,000,000	992,424
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2024
	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)
Wisconsin (Cont.)
D. C. Everest Area School District, General Obligation Bonds	3.375%	04/01/2031	$ 3,900,000	$ 3,917,648
Poynette School District, General Obligation Bonds	3.000%	04/01/2031	850,000	837,872
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2031	300,000	308,218
Central Brown County Water Authority Revenue Refunding Bonds, Series A(c)	5.000%	11/01/2031	2,200,000	2,202,718
Burlington Area School District, General Obligation Bonds	3.250%	04/01/2032	1,120,000	1,116,385
Hamilton School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	3,390,000	3,406,601
Poynette School District, General Obligation Bonds	3.125%	04/01/2032	1,520,000	1,497,590
Western Technical College District, General Obligation Refunding Bonds, Series F	3.000%	04/01/2032	2,240,000	2,240,729
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2032	675,000	691,537
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2034	1,390,000	1,417,711
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	1,405,000	1,342,482
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	1,535,000	1,459,295
Platteville School District, General Obligation Refunding Bonds	4.000%	03/01/2038	775,000	793,677
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	07/01/2038	1,000,000	1,027,428
Two Rivers Public School District, General Obligation Refunding Bonds	4.000%	03/01/2039	1,000,000	1,017,389
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds	4.000%	04/01/2039	1,000,000	1,001,559
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	11/15/2039	3,025,000	3,094,383
State of Wisconsin, General Obligation Bonds, Series B	5.000%	05/01/2040	1,275,000	1,330,608
				39,663,192
Total Long-term Municipal Bond (cost $533,367,290)				531,725,448

	Shares	Value
Short-term Investments (1.70%)
Northern Institutional Treasury Portfolio (Premier Class), 4.78%(m)	9,133,720	9,133,720
Total Short-term Investments (cost $9,133,720)		9,133,720
TOTAL INVESTMENTS (100.40%) (cost $542,501,010)		540,859,168
LIABILITIES, NET OF OTHER ASSETS ((0.40)%)		(2,136,089)
NET ASSETS (100.00%)		$538,723,079

(a)	Rate shown is fixed until mandatory tender date of June 1, 2029.
(b)	Rate shown is fixed until mandatory tender date of December 1, 2030.
(c)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.
(d)	Rate shown is fixed until mandatory tender date of November 1, 2029.
(e)	Security purchased on a “when-issued” basis.
(f)	Rate shown is fixed until mandatory tender date of July 1, 2026.
(g)	Rate shown is fixed until mandatory tender date of December 1, 2031.
(h)	Rate shown is fixed until mandatory tender date of August 1, 2032.
(i)	Rate shown is fixed until mandatory tender date of May 1, 2027.
(j)	Rate shown is fixed until mandatory tender date of May 1, 2029.
(k)	Rate shown is fixed until mandatory tender date of May 15, 2026.
(l)	Rate shown is fixed until mandatory tender date of July 1, 2025.
(m)	Rate shown is the 7-day yield as of September 30, 2024.
See accompanying notes to financial statements.

(This page intentionally left blank.)

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024

	State Farm Growth Fund	State Farm Balanced Fund	State Farm Interim Fund	State Farm Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,957,404,071	1,079,431,769	308,763,702	542,501,010
Investments in securities at market value	$8,099,248,039	2,520,598,959	309,654,803	540,859,168
Foreign currency (Cost: $0, $64, $0, and $0, respectively)	—	67	—	—
Receivables:
Dividends and interest	4,284,032	6,024,633	2,305,099	5,678,891
Reclaims	160,471	138,335	—	—
Securities sold	—	8,156,223	7,032,582	—
Shares of the Fund sold	1,273,478	273,872	914,417	1,207,287
Variation margin on futures contracts	65,548	44,850	—	—
Due from broker	43,463	29,737	—	—
Prepaid expenses	77,570	29,122	31,744	29,635
Total assets	8,105,152,601	2,535,295,798	319,938,645	547,774,981
Liabilities and Net Assets
Cash overdraft	72,308	29,738	—	—
Distributions to shareholders	—	—	831,435	1,383,446
Payables:
Securities purchased	—	12,907,752	9,971,521	—
Shares of the Fund redeemed	2,477,086	258,071	104,028	102,658
Investment advisory fees	481,961	162,937	6,465	48,540
Accounting and Administration fees	3,172,408	1,221,427	268,466	314,164
Trustees’ fees and expenses	1,476	—	—	—
Regulatory and Compliance fees	81,207	24,767	2,929	5,012
When-Issued Securities	—	—	—	7,144,413
Other accrued expenses and payables	133,919	77,692	52,591	53,669
Total liabilities	6,420,365	14,682,384	11,237,435	9,051,902
Net assets applicable to shares outstanding of common stock	$8,098,732,236	2,520,613,414	308,701,210	538,723,079
Fund shares outstanding (no par value, unlimited number of shares authorized)	63,688,447	26,209,816	31,709,789	65,505,884
Net asset value, offering price and redemption price per share	$127.16	96.17	9.74	8.22
Analysis of Net Assets
Paid-in-capital	$1,814,695,232	993,365,008	326,067,323	553,976,019
Total distributable earnings (loss)	6,284,037,004	1,527,248,406	(17,366,113)	(15,252,940)
Net assets applicable to shares outstanding	$8,098,732,236	2,520,613,414	308,701,210	538,723,079
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENTS OF OPERATIONS
Year ended September 30, 2024

	State Farm Growth Fund	State Farm Balanced Fund	State Farm Interim Fund	State Farm Municipal Bond Fund
Investment Income:
Dividends	$126,930,036	28,677,394	49,297	742,073
Interest	103,446	31,041,561	9,869,202	17,152,079
	127,033,482	59,718,955	9,918,499	17,894,152
Less: foreign withholding taxes	(352,112)	(16,445)	—	—
Total investment income	126,681,370	59,702,510	9,918,499	17,894,152
Expenses:
Investment advisory fees	7,306,479	2,573,445	366,003	602,465
Accounting and Administration fees	3,149,979	1,215,353	266,584	312,597
Trustees’ fees and expenses	90,046	28,861	4,192	6,904
Audit fees	43,130	43,130	43,130	43,130
Insurance fees	67,387	22,684	3,450	5,895
Regulatory and Compliance fees	303,874	97,325	13,033	22,906
Registration fees	83,313	55,256	38,643	34,522
Other	166,114	64,596	16,425	21,770
Total expenses	11,210,322	4,100,650	751,460	1,050,189
Less: expense reductions by Adviser	(2,442,428)	(825,386)	(263,458)	(173,885)
Net expenses	8,767,894	3,275,264	488,002	876,304
Net investment income	117,913,476	56,427,246	9,430,497	17,017,848
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	435,806,950	169,611,260	(5,982,977)	(1,459,957)
Net realized gain (loss) on futures contracts	10,186,617	3,377,709	—	—
Net realized gain (loss) on foreign currency transactions	(5,824)	(934)	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	1,452,529,371	278,387,970	18,243,198	29,558,113
Change in net unrealized appreciation (depreciation) on futures contracts	1,562,545	908,564	—	—
Net realized and unrealized gain (loss) on investments	1,900,079,659	452,284,569	12,260,221	28,098,156
Net change in net assets resulting from operations	$2,017,993,135	508,711,815	21,690,718	45,116,004
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	State Farm Growth Fund
Year ended September 30, 2024 and year ended September 30, 2023	2024	2023
From operations:
Net investment income	$117,913,476	111,824,880
Net realized gain (loss)	445,987,743	(7,300,266)
Change in net unrealized appreciation or depreciation	1,454,091,916	946,406,001
Net change in net assets resulting from operations	2,017,993,135	1,050,930,615
Distributions to shareholders from:
Distributable earnings (net investment income and net realized gain)	(424,040,088)	(111,552,599)
Total distributions to shareholders	(424,040,088)	(111,552,599)
From Fund share transactions:
Proceeds from shares sold	244,563,024	190,715,078
Reinvestment of distributions	392,745,634	102,728,019
Less payments for shares redeemed	(581,112,493)	(492,194,611)
Net increase (decrease) in net assets from Fund share transactions	56,196,165	(198,751,514)
Total increase (decrease) in net assets	1,650,149,212	740,626,502
Net assets:
Beginning of period	6,448,583,024	5,707,956,522
End of period	$8,098,732,236	6,448,583,024
Share Information
Sold	2,151,132	1,893,455
Issued in reinvestment of distributions	3,690,076	1,025,466
Redeemed	(5,097,117)	(4,900,431)
Net increase (decrease)	744,091	(1,981,510)
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

State Farm Balanced Fund		State Farm Interim Fund		State Farm Municipal Bond Fund
2024	2023	2024	2023	2024	2023

56,427,246	49,284,212	9,430,497	6,842,574	17,017,848	17,424,856
172,988,035	19,961,020	(5,982,977)	(8,232,646)	(1,459,957)	(4,287,871)
279,296,534	205,976,227	18,243,198	8,164,675	29,558,113	3,772,585
508,711,815	275,221,459	21,690,718	6,774,603	45,116,004	16,909,570

(156,604,344)	(46,060,194)	(9,427,209)	(6,842,453)	(17,024,413)	(17,424,600)
(156,604,344)	(46,060,194)	(9,427,209)	(6,842,453)	(17,024,413)	(17,424,600)

90,181,973	85,554,058	63,946,090	33,167,368	15,066,393	20,689,465
148,579,701	43,403,536	9,343,389	6,791,042	13,615,828	13,976,756
(233,660,114)	(202,578,102)	(91,688,470)	(93,247,882)	(65,894,152)	(66,615,266)
5,101,560	(73,620,508)	(18,398,991)	(53,289,472)	(37,211,931)	(31,949,045)
357,209,031	155,540,757	(6,135,482)	(53,357,322)	(9,120,340)	(32,464,075)

2,163,404,383	2,007,863,626	314,836,692	368,194,014	547,843,419	580,307,494
2,520,613,414	2,163,404,383	308,701,210	314,836,692	538,723,079	547,843,419

1,017,155	1,037,103	6,701,494	3,514,463	1,855,943	2,549,329
1,757,571	532,309	980,003	719,768	1,681,514	1,728,311
(2,650,025)	(2,470,945)	(9,625,101)	(9,873,776)	(8,136,921)	(8,205,775)
124,701	(901,533)	(1,943,604)	(5,639,545)	(4,599,464)	(3,928,135)
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Prior to August 23, 2021, each State Farm Fund operated as a series of State Farm Associates’ Funds Trust (each a “Predecessor Fund” and together the “Predecessor Funds”). On August 23, 2021, the Predecessor Funds were reorganized into the Trust, pursuant to an Agreement and Plan of Reorganization approved by the State Farm Associates’ Funds’ Board of Trustees on March 11, 2021 and by the Predecessor Funds’ shareholders on June 17, 2021. Because each Fund is a continuation of its respective Predecessor Fund, the following financial information includes results of each Fund’s respective Predecessor Fund for periods prior to August 23, 2021. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
STATE FARM GROWTH FUND
(For a share outstanding throughout each period)
	Year ended September 30,			10-month period ended September 30, 2021	Year ended November 30,
	2024	2023	2022		2020	2019
Net asset value, beginning of period	$102.45	87.92	112.02	97.62	89.37	81.06
Income from Investment Operations
Net investment income(a)	1.84	1.75	1.70	1.67	1.99	2.13
Net gain (loss) on investments (both realized and unrealized)	29.64	14.53	(9.06)	15.56	9.22	9.30
Total from invesment operations	31.48	16.28	(7.36)	17.23	11.21	11.43
Less Distributions
Net investment income	(1.84)	(1.75)	(1.83)	(1.97)	(2.11)	(2.09)
Net realized gain	(4.93)	—	(14.91)	(0.86)	(0.85)	(1.03)
Total distributions	(6.77)	(1.75)	(16.74)	(2.83)	(2.96)	(3.12)
Net asset value, end of period	$127.16	102.45	87.92	112.02	97.62	89.37
Total Return	32.07%	18.58%	(8.99)%	17.89%(b)	12.96%	14.91%
Ratios/Supplemental Data
Net assets, end of period (millions)	$8,098.7	6,448.6	5,708.0	6,589.0	5,819.8	5,502.5
Average net asset ratios
Expenses, net of waivers and reimbursements	0.12%	0.12%	0.12%	0.12%(c)	0.12%	0.12%
Expenses, gross of waivers and reimburements	0.15%	0.16%	0.16%	0.13%(c)	0.12%	0.12%
Net investment income, net of waivers and reimbursements	1.61%	1.74%	1.63%	1.81%(c)	2.29%	2.62%
Portfolio turnover rate	18%	22%	28%	23%(b),(d),(e)	0%(f)	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
(d)	The portfolio turnover rate excludes securities delivered from processing redemptions in-kind.
(e)
The portfolio turnover rate increased due to certain investment activity in connection with the Reorganization of the Fund from the State Farm Associates’ Fund Trust into the Advisers Investment Trust.

(f)	Portfolio turnover rate rounds to less than 1% for the year ended November 30, 2020.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
FINANCIAL HIGHLIGHTS (continued)
STATE FARM BALANCED FUND

(For a share outstanding throughout each period)
	Year ended September 30,			10-month period ended September 30, 2021	Year ended November 30,
	2024	2023	2022		2020	2019
Net asset value, beginning of period	$82.94	74.40	89.79	81.66	75.35	68.52
Income from Investment Operations
Net investment income(a)	2.14	1.86	1.39	1.41	1.69	1.81
Net gain (loss) on investments (both realized and unrealized)	17.16	8.43	(8.53)	9.03	6.62	7.30
Total from invesment operations	19.30	10.29	(7.14)	10.44	8.31	9.11
Less Distributions
Net investment income	(2.08)	(1.75)	(1.50)	(1.68)	(1.78)	(1.79)
Net realized gain	(3.99)	—	(6.75)	(0.63)	(0.22)	(0.49)
Total distributions	(6.07)	(1.75)	(8.25)	(2.31)	(2.00)	(2.28)
Net asset value, end of period	$96.17	82.94	74.40	89.79	81.66	75.35
Total Return	24.37%	13.87%	(9.20)%	12.95%(b)	11.31%	13.82%
Ratios/Supplemental Data
Net assets, end of period (millions)	$2,520.6	2,163.4	2,007.9	2,360.2	2,251.1	2,121.8
Average net asset ratios
Expenses, net of waivers and reimbursements	0.14%	0.14%	0.14%	0.13%(c)	0.14%	0.13%
Expenses, gross of waivers and reimburements	0.18%	0.18%	0.18%	0.14%(c)	0.14%	0.13%
Net investment income, net of waivers and reimbursements	2.41%	2.27%	1.63%	1.90%(c)	2.27%	2.59%
Portfolio turnover rate	19%	38%	40%	22%(b),(d),(e)	3%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
(d)	The portfolio turnover rate excludes securities delivered from processing redemptions in-kind.
(e)
The portfolio turnover rate increased due to certain investment activity in connection with the Reorganization of the Fund from the State Farm Associates’ Fund Trust into the Advisers Investment Trust.

See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
FINANCIAL HIGHLIGHTS (continued)
STATE FARM INTERIM FUND

(For a share outstanding throughout each period)
	Year ended September 30,			10-month period ended September 30, 2021	Year ended November 30,
	2024	2023	2022		2020	2019
Net asset value, beginning of period	$9.36	9.37	10.20	10.36	10.10	9.76
Income from Investment Operations
Net investment income	0.29	0.19	0.10	0.09	0.14	0.17
Net gain (loss) on investments (both realized and unrealized)	0.38	(0.01)	(0.83)	(0.16)	0.26	0.34
Total from invesment operations	0.67	0.18	(0.73)	(0.07)	0.40	0.51
Less Distributions
Net investment income	(0.29)	(0.19)	(0.10)	(0.09)	(0.14)	(0.17)
Net realized gain	—	—	—	—	—	—
Total distributions	(0.29)	(0.19)	(0.10)	(0.09)	(0.14)	(0.17)
Net asset value, end of period	$9.74	9.36	9.37	10.20	10.36	10.10
Total Return	7.33%	1.92%	(7.17)%	(0.71)%(a)	4.02%	5.26%
Ratios/Supplemental Data
Net assets, end of period (millions)	$308.7	314.8	368.2	447.0	495.2	350.7
Average net asset ratios
Expenses, net of waivers and reimbursements	0.16%	0.16%	0.16%	0.16%(b)	0.16%	0.17%
Expenses, gross of waivers and reimburements	0.25%	0.23%	0.22%	0.18%(b)	0.16%	0.17%
Net investment income, net of waivers and reimbursements	3.09%	2.00%	0.99%	1.02%(b)	1.38%	1.71%
Portfolio turnover rate	49%	39%	45%	36%(a)	20%	20%

(a)	Not annualized for periods that are less than a full year.
(b)	Determined on an annualized basis.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
FINANCIAL HIGHLIGHTS (continued)
STATE FARM MUNICIPAL BOND FUND

(For a share outstanding throughout each period)
	Year ended September 30,			10-month period ended September 30, 2021	Year ended November 30,
	2024	2023	2022		2020	2019
Net asset value, beginning of period	$7.81	7.84	8.89	9.04	8.80	8.44
Income from Investment Operations
Net investment income	0.25	0.24	0.21	0.18	0.23	0.24
Net gain (loss) on investments (both realized and unrealized)	0.41	(0.03)	(1.04)	(0.14)	0.24	0.36
Total from invesment operations	0.66	0.21	(0.83)	0.04	0.47	0.60
Less Distributions
Net investment income	(0.25)	(0.24)	(0.21)	(0.18)	(0.23)	(0.24)
Net realized gain(a)	—	—	(0.01)	(0.01)	—	—
Total distributions	(0.25)	(0.24)	(0.22)	(0.19)	(0.23)	(0.24)
Net asset value, end of period	$8.22	7.81	7.84	8.89	9.04	8.80
Total Return	8.57%	2.64%	(9.51)%	0.37%(b)	5.40%	7.19%
Ratios/Supplemental Data
Net assets, end of period (millions)	$538.7	547.8	580.3	703.1	741.0	710.9
Average net asset ratios
Expenses, net of waivers and reimbursements	0.16%	0.16%	0.16%	0.17%(c)	0.16%	0.16%
Expenses, gross of waivers and reimburements	0.19%	0.19%	0.18%	0.18%(c)	0.16%	0.16%
Net investment income, net of waivers and reimbursements	3.11%	2.99%	2.47%	2.34%(c)	2.53%	2.74%
Portfolio turnover rate	30%	16%	31%	11%(b)	10%	14%

(a)	Net realized gain distributions represent less than $0.01 per share for the years ended November 30, 2020 and 2019.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2024
Advisers Investment Trust (the “Trust” or “AIT”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust.  The State Farm Growth Fund, the State Farm Balanced Fund, the State Farm Interim Fund, and the State Farm Municipal Bond Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “State Farm Funds”) are each a diversified fund and are each a series of the Trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act").  These financial statements and notes only relate to the State Farm Funds.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Prior to August 23, 2021, each State Farm Fund operated as a series of State Farm Associates’ Funds Trust (each a “Predecessor Fund” and together the “Predecessor Funds”).  On August 23, 2021, the Predecessor Funds were reorganized into the Trust, pursuant to an Agreement and Plan of Reorganization approved by the State Farm Associates’ Funds’ Board of Trustees on March 11, 2021 and by the Predecessor Funds’ shareholders on June 17, 2021 (each a "Reorganization" and collectively, the "Reorganizations").
At the time of the Reorganizations, each Predecessor Fund transferred all of its assets to its corresponding State Farm Fund in exchange for shares of the corresponding State Farm Fund and the assumption of all of the liabilities of the Predecessor Fund by the corresponding State Farm Fund. Upon closing of the Reorganizations, holders of a Predecessor Fund’s shares received shares of the corresponding State Farm Fund’s shares. The Reorganizations were tax-free for U.S federal income tax purposes.
Prior to the Reorganizations, the State Farm Funds had no net assets or operations in the Trust, and therefore, activity shown in the Statements of Changes in Net Assets and Financial Highlights prior to the Reorganization represents the operations and changes in net assets of each Predecessor Fund. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding Fund for accounting and tax purposes.
As part of each Reorganization, the Board approved a September 30 fiscal year end for each State Farm Fund. Prior to each Reorganization, each Predecessor Fund had a November 30 fiscal year end.
1. Investment Objective
The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital, which may be supplemented by income. For information on the specific strategies of the Growth Fund, please refer to the Fund’s Prospectus.
The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital while providing some current income. For information on the specific strategies of the Balanced Fund, please refer to the Fund’s Prospectus.
The State Farm Interim Fund (the “Interim Fund”) seeks to provide investment results approximating the performance of the Bloomberg 1-5 Year U.S. Treasury Index. For information on the specific strategies of the Interim Fund, please refer to the Fund’s Prospectus.
The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high rate of income exempt from federal income taxes as is consistent with prudent investment management. For information on the specific strategies of the Municipal Bond Fund, please refer to the Fund’s Prospectus.
2. Significant Accounting Policies
Investment Valuation
All investments are recorded at their fair value. For more information see Note 3 Investment Valuation.
When-Issued Securities
The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2024
Futures Contracts
Certain Funds invest in stock index futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes), to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gain (loss) on futures contracts, and any unrealized gains or losses on open futures contracts in Change in net unrealized appreciation (depreciation) on futures contracts.
Further information on the impact of these positions on the Funds' financial statements can be found in Note 7.
Currency Transactions
The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations.
Investment Transactions and Income
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.
Expense Allocations
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis, based on relative net assets, or another reasonable basis.
Dividends and Distributions
Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Growth Fund and Balanced Fund declare and pay dividends, and capital gain distributions, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily and pay them monthly on the last business day of the month. Shares of the Interim Fund and Municipal Bond Fund begin to earn dividends on the day after they are purchased. The Interim Fund and Municipal Bond Fund distribute net realized capital gain, if any, at least annually.
The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.
Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are  either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
Federal Income Tax Information
No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2024
The Funds analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions that remain subject to examination. The Funds’ Federal tax returns for the tax years ended September 30, 2021, 2022, 2023 and 2024, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
3. Investment Valuation
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
● Level 1 - quoted prices in active markets for identical assets
● Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
● Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Trustees have designated State Farm Investment Management Corp., as investment adviser to the Funds, as the Funds' Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price). In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2024
The following is a summary of the valuation inputs used as of September 30, 2024 in valuing each Fund’s investments based upon the three fair value levels defined above:
Fund	Level 1	Level 2	Level 3	Total
State Farm Growth Fund
Investments in Securities:
Common Stocks (a)	$8,047,640,444	$—	$—	$8,047,640,444
U.S. Treasury Obligations	—	849,778	—	849,778
Short-term Investments	50,757,817	—	—	50,757,817
Total Investments in Securities	8,098,398,261	849,778	—	8,099,248,039
Other Financial Instruments
Assets:
Futures Contracts	406,046	—	—	406,046
State Farm Balanced Fund
Investments in Securities:
Common Stocks (a)	1,804,670,384	—	—	1,804,670,384
Corporate Bonds (a)	—	205,448,551	—	205,448,551
Foreign Government Bonds	—	33,954,991	—	33,954,991
Agency Securities	—	9,379,866	—	9,379,866
Long-term Municipal Bonds	—	775,193	—	775,193
U.S. Treasury Obligations	—	441,141,954	—	441,141,954
Short-term Investments	25,228,020	—	—	25,228,020
Total Investments in Securities	1,829,898,404	690,700,555	—	2,520,598,959
Other Financial Instruments
Assets:
Futures Contracts	269,942	—	—	269,942
State Farm Interim Fund
Investments in Securities:
U.S. Treasury Obligations	—	306,041,586	—	306,041,586
Short-term Investments	3,613,217	—	—	3,613,217
Total Investments in Securities	3,613,217	306,041,586	—	309,654,803
State Farm Municipal Bond Fund
Investments in Securities:
Long-term Municipal Bonds	—	531,725,448	—	531,725,448
Short-term Investments	9,133,720	—	—	9,133,720
Total Investments in Securities	9,133,720	531,725,448	—	540,859,168
(a) Industry classification is disclosed in the Schedules of Investments.
As of September 30, 2024, there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 during the year ended September 30, 2024.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2024
4. Federal Income Tax
As of September 30, 2024, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:
Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
State Farm Growth Fund	$1,957,810,117	$6,142,085,764	$(241,796)	$6,141,843,968
State Farm Balanced Fund	1,079,701,728	1,441,725,494	(558,321)	1,441,167,173
State Farm Interim Fund	308,763,703	3,916,319	(3,025,219)	891,100
State Farm Municipal Bond Fund	542,501,011	4,068,853	(5,710,698)	(1,641,845)
As of the latest tax period ended September 30, 2024, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains realized after September 30, 2024, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the capital losses will carryforward indefinitely as follows:
		Unused Non Expiring Capital Loss Carryforwards
Fund	Loss Carryforwards Utilized in 2024	Short-term	Long-term	Total
State Farm Growth Fund	$24,908,024	$—	$—	$—
State Farm Interim Fund	—	2,736,717	15,520,607	18,257,324
State Farm Municipal Bond Fund	—	7,131,452	6,473,204	13,604,656
As of the latest tax period ended September 30, 2024, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Distributions Payable	Total
State Farm Growth Fund	$—	$34,883,258	$107,311,017	$6,141,842,729	$—	$—	$6,284,037,004
State Farm Balanced Fund	—	18,545,392	67,536,606	1,441,166,408	—	—	1,527,248,406
State Farm Interim Fund	—	831,546	—	891,100	(18,257,324)	(831,435)	(17,366,113)
State Farm Municipal Bond Fund	1,377,007	—	—	(1,641,845)	(13,604,656)	(1,383,446)	(15,252,940)
The tax character of distributions was designated as follows for the latest tax periods ended  September 30, 2024 and September 30, 2023:
2024	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
State Farm Growth Fund	$—	$116,139,091	$307,900,997**	$424,040,088
State Farm Balanced Fund	—	53,981,052	102,623,292**	156,604,344
State Farm Interim Fund	—	9,238,052	—	9,238,052
State Farm Municipal Bond Fund	16,482,840	749,177	—	17,232,017

**	These amounts do not include tax equalization utilized of $8,076,222 and $5,205,494, respectively, which the Portfolios designated as being distributed to shareholders upon their redemption of shares.

2023	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
State Farm Growth Fund	$—	$111,552,599	$—	$111,552,599
State Farm Balanced Fund	—	46,037,202	22,992	46,060,194
State Farm Interim Fund	—	6,202,900	—	6,202,900
State Farm Municipal Bond Fund	14,719,378	1,377,496	—	16,096,874

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2024
5. Fees and Transactions with Affiliates and Other Parties
Investment Adviser
The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with State Farm Investment Management Corp. (the “Adviser” or “State Farm”), which is registered under the Investment Advisers Act of 1940, (as amended), to provide investment advisory services to the Funds, including oversight of Northern Trust Investments, Inc. (the “Sub-Adviser” or “NTI”). Total fees incurred pursuant to the Advisory Agreement are reflected as “Investment advisory” fees on the Statements of Operations. Under the terms of the Advisory Agreement, the Funds pay the Adviser a monthly fee based on each Fund’s daily net assets at the following annualized rates:
Fund	Management Fee (as percentage of average daily net assets)
State Farm Growth Fund	0.10%
State Farm Balanced Fund	0.11%
State Farm Interim Fund	0.12%
State Farm Municipal Bond Fund	0.11%
The Advisory Agreement continues for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of each Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the Advisory Agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated as to a particular Fund at any time on 60 days’ written notice, without the payment of any penalty, by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of such Fund) or by the Adviser. In the event of its assignment, the Advisory Agreement will terminate automatically.
Expense Limitation Agreement
The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses of each Fund (excluding brokerage costs, interest, taxes, dividends and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses as determined under generally accepted principles) to amounts specified in the table below:
Fund	Expense Limitation
State Farm Growth Fund	0.12%
State Farm Balanced Fund	0.14%
State Farm Interim Fund	0.16%
State Farm Municipal Bond Fund	0.16%
The expense limitation agreement is effective until January 28, 2025 for the Funds at which time it will be subject to automatic renewal upon the effective date of the Funds' registration statement. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the lesser of the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Advisory Agreement.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2024
The balances of recoverable expenses to State Farm by the Funds at September 30, 2024 were as follows:
	Expiring
Fund	2025	2026	2027
State Farm Growth Fund	$2,447,711	$2,385,389	$2,442,428
State Farm Balanced Fund	837,229	816,185	825,386
State Farm Interim Fund	241,310	249,606	263,458
State Farm Municipal Bond Fund	127,994	157,992	173,885
Investment Sub-Adviser
NTI serves as the Sub-Adviser to the Funds. For its services to the Funds, NTI does not directly receive a fee from the Funds. NTI receives a fee from the Adviser which is computed and accrued daily and paid monthly as follows:
Fund	Management Fee (as percentage of average daily net assets)
State Farm Growth Fund	0.085%
State Farm Balanced Fund	0.080%
State Farm Interim Fund	0.075%
State Farm Municipal Bond Fund	0.080%
The Sub-Adviser is responsible for the day-to-day investment management of the Funds’ assets, including making investment decisions and placing orders for the purchase and sale of securities for the Funds directly with the issuers or with brokers or dealers selected by the Sub-Adviser in its discretion. The investment advisory services of the Sub-Adviser are not exclusive under the terms of its sub-advisory agreement. The Sub-Adviser is free to render investment advisory services to others. The Sub-Adviser also furnishes to the Adviser and to the Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on its services and the investment performance of the Funds.
Distribution Agreement
Foreside Financial Services, LLC (the “Distributor”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor, and its officers, have no role in determining each Fund's investment policies or which securities to buy or sell. The Adviser, at its own expense, pays the Distributor a fee for distribution-related services.
Custody, Transfer Agency, and Fund Administration and Accounting Services Agreements with the Northern Trust Company
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian, and fund accounting agent for the Funds pursuant to written agreements between the Trust, on behalf of the Funds, and Northern Trust. The Funds have agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on each Fund's daily net assets, subject to a minimum annual fee relating to these services, and reimburse for certain expenses incurred on behalf of the Funds as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statements of Operations.
Services Agreement with Foreside Fund Officer Services, LLC
Foreside Fund Officer Services, LLC (“Foreside”, d/b/a ACA Group) provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds, including providing certain officers to the Funds. The Funds pay Foreside an annual base fee, a basis-point fee based on each Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to this agreement are reflected as “Regulatory and Compliance” fees on the Statements of Operations.
Trustee Compensation
Officers of the Trust receive no compensation directly from the Funds for serving in their respective roles. The Trust has no retirement or pension plans. The Trust pays an annual retainer of $132,000 and reimbursement for certain expenses to each Trustee who is not an "interested person," as that term is defined in the 1940 Act (each, an "Independent Trustee" and, collectively, the "Independent Trustees"). If there are more than six meetings in a year, additional meeting fees may apply. For the year ended September 30, 2024, the aggregate Independent Trustee compensation paid by the Trust was $396,000. The amount of total Trustee compensation and reimbursement of out-of pocket expenses allocated from the Trust to the Funds are reflected as “Trustees' fees and expenses” on the Statements of Operations.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2024
6. Investment Transactions
For the year ended September 30, 2024, investment transactions (exclusive of futures contracts and short-term instruments) were as follows:
Fund	Purchases (excluding U.S. Government Obligations)	Sales/Maturities (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales/Maturities of U.S. Government Obligations
State Farm Growth Fund	$1,311,117,683	$1,541,941,880	$—	$—
State Farm Balanced Fund	309,085,723	426,372,234	137,969,533	113,247,495
State Farm Interim Fund	—	—	148,133,855	167,028,969
State Farm Municipal Bond Fund	157,645,827	167,925,003	—	—
7. Derivative Instruments
Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.
Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2024:
		Assets		Liabilities
Fund	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
State Farm Growth Fund	Equity risk	Net Assets - Net unrealized appreciation	$406,046*	Net Assets - Net unrealized depreciation	$—
State Farm Balanced Fund	Equity risk	Net Assets - Net unrealized appreciation	269,942*	Net Assets - Net unrealized depreciation	—

*
Includes cumulative appreciation/depreciation on future contracts as reported in the Schedule of Investments' footnotes. Only the current day's variation margin is separately reported within the Statements of Assets and Liabilities.

The following tables set forth, by primary risk exposure, the Funds' realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the fiscal year ended September 30, 2024:
		Amount of Realized Gain (Loss) on Derivative Contracts
Fund	Contract Type	Statements of Operations Location	Value
State Farm Growth Fund	Equity risk	Net realized gain (loss) on futures contracts	$10,186,617
State Farm Balanced Fund	Equity risk	Net realized gain (loss) on futures contracts	3,377,709

		Change in Unrealized Appreciation (Depreciation) on Derivative Contracts
Fund	Contract Type	Statements of Operations Location	Value
State Farm Growth Fund	Equity risk	Change in net unrealized appreciation (depreciation) on futures contracts	$1,562,545
State Farm Balanced Fund	Equity risk	Change in net unrealized appreciation (depreciation) on futures contracts	908,564
Volume of derivative activity for the fiscal year ended September 30, 2024:*
	Equity Contracts
Fund	Number of Trades	Average Notional Amount
State Farm Growth Fund	23	$15,212,868
State Farm Balanced Fund	24	6,112,170
*Activity for the fiscal year is measured by number of trades during the fiscal year and average notional amount for futures equity contracts.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2024
8. Principal Investment Risks
Investing in a Fund may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.
Management Risk
The assessment by the Sub-Adviser of the securities to be purchased or sold by the Funds may prove incorrect, resulting in losses or poor performance, even in a rising market. This may be as a result of the factors used by the Sub-Adviser in building a multifactor quantitative model. Whenever a model is used, there is also a risk that the model will not work as planned. In addition, there may be periods when quality investing is out of favor and during which time the Funds' performance may suffer.
Market Risk
The risk that the value of the Funds' investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Funds' portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (such as COVID-19), epidemics, climate change and climate-related events, terrorism, regulatory events and governmental or quasi-governmental actions.
Tracking Risk
The Sub-Adviser invests in fixed income securities to try to duplicate the investment composition and performance of a Fund's respective index. There is a risk that a Fund's performance may vary substantially from the performance of its respective index as a result of share purchases and redemptions, transaction costs, expenses and other factors.
Liquidity Risk
The Sub-Adviser may have difficulty selling securities the Funds hold at the time it would like to sell, and at the value the Funds have placed on those securities.
High Yield Risk
High yield securities and unrated securities of similar credit quality (securities rated below investment grade, commonly known as “junk bonds”) are subject to greater levels of credit, call, and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.
Long-term Ownership Strategy Risk
The Funds' investment approach generally emphasizes buying and holding securities over long periods. As such, the Funds could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Funds to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover.
Tax Risk
The Funds' long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Funds have accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. Should the Sub-Adviser sell any appreciated assets in the Funds, shareholders generally will receive their proportional share of the resulting realized capital gains regardless of how long they owned such shares. As a result, unless you are purchasing shares of the Funds through a tax-advantaged account (such as an IRA), buying shares at a time when the Funds have unrealized gains might eventually cost you money in taxes.
Large Cap Risk
The risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.
Mid Cap Stock Risk
The risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Generally, the smaller the company size, the greater the risk.

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2024
Interest Rate Risk
The risk that during periods of rising interest rates, the Funds' yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Funds' yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities.
Prepayment (or Call) Risk
The risk that an issuer could exercise its right to pay principal on an obligation held by the Funds (such as an asset-backed security) earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Funds' net asset value.
U.S. Government Securities Risk
The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Funds are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States.
Municipal Securities Risks
The municipal market can be significantly affected by adverse tax, legislative, political or public health changes and the financial condition of issuers of municipal securities. In recent years an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, state and local economic and business developments, natural disasters and public health emergencies may adversely affect the yield and/or value of the Fund's investments in municipal securities. For example, a public health emergency, such as a pandemic, may significantly stress the financial resources of a municipal issuer, which may impair the municipal issuer's ability to meet its financial obligations and adversely impact the value of its bonds, which in turn could negatively impact the performance of the Fund. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund's ability to sell its municipal obligations at attractive prices.
Credit (or Default) Risk
The risk that the inability or unwillingness of an issuer or a counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Funds' investments and their returns. The credit quality of a debt security or of the issuer of a debt security held by the Funds could deteriorate rapidly, which may impair the Funds' liquidity or cause a deterioration in the Funds' net asset value.
Debt Extension Risk
The risk that an issuer will exercise its right to pay principal on an obligation held by the Funds later than expected. Under these circumstances, the value of the obligation will decrease.
Inflation Risk
The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.
Income Risk
The risk that the income from the bonds the Funds holds will decline. This risk applies when the Funds invest the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.
Valuation Risk
The risk that the sale price the Funds could receive for a portfolio security may differ from the Funds' valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Fair valuation of the Funds' investments involves subjective judgment. The Funds' ability to value their investments may be impacted by technological issues and/or errors by pricing services

ADVISERS INVESTMENT TRUST
STATE FARM FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2024
or other third-party service providers. In addition, the value of the securities in the Funds' portfolios may change on days when shareholders will not be able to purchase or sell the Funds' shares.
Stock Index Futures Risk
The risk arising from the Funds' use of futures and includes: the risk that there will be imperfect correlation between the change in market value of the Funds' securities and the price of futures contracts; the possible inability of the Funds to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Funds' investment sub-adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.
Geographic and Sector Risk
The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such geographic region or economic sector.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Advisers Investment Trust and Shareholders of State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund and State Farm Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund and State Farm Municipal Bond Fund (four of the funds constituting Advisers Investment Trust, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
 Basis for Opinions
 These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
 Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
November 19, 2024
We have served as the auditor of one or more investment companies in Advisers Investment Trust since 2011.

Advisers Investment Trust
State Farm Funds
Additional Information
September 30, 2024 (Unaudited)
The following information is provided as required by the Internal Revenue Code for dividends paid by each Fund during the year ended September 30, 2024.
Fund	Total Qualified Dividend Income Distributed	Total Distributions Qualifying for the Dividends-Received Deduction
State Farm Growth Fund	$115,996,413	$110,038,858
State Farm Balanced Fund	25,833,535	25,009,750
State Farm Interim Fund	—	—
State Farm Municipal Bond Fund	—	—
Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Funds. Individual shareholders should refer to their Form 1099 to determine the amounts to be included on their federal income tax return.

STATE FARM FUNDS
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
September 30, 2024 (Unaudited)
Not Applicable

STATE FARM FUNDS
PROXY DISCLOSURES
September 30, 2024 (Unaudited)
Not Applicable

STATE FARM FUNDS
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
September 30, 2024 (Unaudited)
Included on page 57 in the Notes to Financial Statements.

STATE FARM FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
September 30, 2024 (Unaudited)
Not Applicable

Investment Adviser
State Farm Investment Management Corp.
One State Farm Plaza, B-2
Bloomington, IL 61710
Investment Sub-Adviser
Northern Trust Investments, Inc.
50 South LaSalle Street
Chicago, IL 60603
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
Independent Registered Public
Accounting Firm
PricewaterhouseCoopersLLP
One North Wacker
Chicago, IL 60606
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215-6101
Distributor
Foreside Financial Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
For Additional Information, call
800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
SF 9/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The Code of Ethics that is the subject of the disclosure required by Item 2 is filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	December 5, 2024

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	December 5, 2024